UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07912

Old Westbury Funds, Inc.

(Exact name of registrant as specified in charter)

630 Fifth Avenue New York, NY	10111
(Address of principal executive offices)	(Zip code)

Andrew McNally

PFPC Inc.

760 Moore Rd.

King of Prussia, PA 19406

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-607-2200

Date of fiscal year end: October 31

Date of reporting period: October 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

OLD WESTBURY FUNDS, INC.

Annual Report
October 31, 2006

BESSEMER INVESTMENT MANAGEMENT LLC

INVESTMENT ADVISER

Old Westbury Large Cap Equity Fund (“Large Cap Equity Fund”)

Old Westbury Mid Cap Equity Fund (“Mid Cap Equity Fund”)

Old Westbury Global Small Cap Fund (“Global Small Cap Fund”)

Old Westbury International Fund (“International Fund”)

Old Westbury Fixed Income Fund (“Fixed Income Fund”)

Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)

Old Westbury Real Return Fund (“Real Return Fund”)

Old Westbury Funds, Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

OLD WESTBURY FUNDS, INC.

A LETTER FROM THE PRESIDENT

Dear Shareholders:

Volatility returned to the capital markets during the fiscal year ended October 31, 2006. Yet, despite periods of sharp declines, most markets posted solid returns for the fiscal year. The S&P 500 Index gained 16.34%, while the MSCI EAFE Index rose 27.52%. Notable positive fundamentals – particularly rising corporate profits and healthy global economic growth – tempered investor nervousness about rising inflation and a softening housing market. Investors also appeared encouraged by the Federal Reserve’s decision to pause at mid-year after raising short-term interest rates 17 times since 2004. Meanwhile, long-term rates stayed relatively low, prompting the yield curve to flatten during the fiscal year and eventually invert.

Our equity funds delivered positive returns during the fiscal year, with the strongest gains coming from the International Fund, the Mid Cap Equity Fund, and the Global Small Cap Fund. The Real Return Fund and the Large Cap Equity Fund also performed strongly. The bond funds delivered modest positive returns.

Perhaps the most surprising development that occurred during the fiscal year was the substantial outperformance in the International Fund by European stock markets, which was fueled by successful corporate restructuring initiatives. While certain of the Fund’s returns benefited from these gains, the International Fund still underperformed its benchmark due to its emphasis on Asian equities.

Near-term market volatility is likely to persist as investors worry about whether headwinds for U.S. consumers – such as weakness in the housing market, elevated energy prices, and higher borrowing costs – will dampen economic growth. While we anticipate consumer spending will moderate, we are encouraged by a number of favorable economic fundamentals, including record household net worth, strong corporate profits, reasonable stock-market valuations, and solid global economic growth. Our research continues to suggest broad stock market returns of 7-8% annually over the next several years, with somewhat better return potential available among shares of many leading high-quality companies.

In September 2006, a new portfolio manager was named for the Large Cap Equity Fund. While much of the Fund’s infrastructure and investment discipline remains in place, the Fund is moving toward an increased focus on constructing a “best ideas” portfolio.

OLD WESTBURY FUNDS, INC.

A LETTER FROM THE PRESIDENT - (Continued)

Steadfast in our commitment to investing excellence, we continue to strengthen our investment department by enhancing our investment disciplines and our research and portfolio management teams.

Thank you for the trust you have placed in us.

Sincerely,

Marc D. Stern
President

Old Westbury Funds, Inc.

and

President

Bessemer Investment Management LLC

OLD WESTBURY FUNDS, INC.

LARGE CAP EQUITY FUND

INVESTMENT ADVISER’S REPORT

The total return of the Large Cap Equity Fund (the “Fund”) for the fiscal year ended October 31, 2006 was 13.76%. In comparison, the S&P 500 Index1 (“Index”) was up 16.34%.

The Fund’s returns were hurt by an underweight position in the telecommunications sector. While this sector performed well during the fiscal year, our research suggested that telecommunication companies were generally overvalued. Within the information technology sector, a strong return for Cisco (3.14% of the Fund as of October 31, 2006) was offset by weaker returns for Motorola (2.36%) and Corning (2.10%). Also hurting the Fund’s returns was its position in First Data, which was sold following the spin-off of Western Union. Within healthcare, weak returns for Medtronic and United Healthcare (both have been sold) offset strong returns for Celgene (2.68%) and Gilead (sold).

Among the positive contributors to the Fund’s performance during the fiscal year were stocks selected within the consumer discretionary sector. Our positions in Federated (2.32%), McDonald’s (2.40%), and McGraw-Hill (2.32%) are evidence of our commitment to relying on proprietary fundamental research to identify opportunities where we have a differentiated point of view. Monsanto (2.33%), a company within the materials sector, and PG&E (2.17%), a company within the utilities sector, also contributed positively to the Fund’s returns2.

In September 2006, a new portfolio manager was named for the Fund. The new manager will continue to look for large, high-quality companies in a range of industries that are earning below their normalized earnings trajectory, or trade below their intrinsic value.

[1]	The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks representing all major industries. Investments cannot be made directly in an index. Securities indices assume reinvestment of all distributions and interest payments and do not take into account fees or taxes.

[2]	The composition of the Large Cap Equity Fund’s portfolio is subject to change.

OLD WESTBURY FUNDS, INC.

LARGE CAP EQUITY FUND

INVESTMENT ADVISER’S REPORT - (Continued)

Average Annual Total Returns

For the Period Ended October 31, 2006

Large Cap Equity Fund
One Year	13.76%
Five Year	5.08%
Since Inception (March 2, 1998)	3.92%
S&P 500 Index
One Year	16.34%
Five Year	7.26%
March 2, 1998 to October 31, 2006	4.81%

The chart above illustrates the total value of a $10,000 investment from the Fund’s inception, with dividends and capital gains reinvested. The S&P 500 Index also includes the reinvestment of dividends but does not include fees and expenses associated with an investment in the Fund. This Index is unmanaged. Investments cannot be made directly in an index.

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

OLD WESTBURY FUNDS, INC.

LARGE CAP EQUITY FUND

INVESTMENT ADVISER’S REPORT - (Concluded)

PORTFOLIO DIVERSIFICATION BY INDUSTRY

Industry:
Banks	3.6%
Consumer Discretionary	13.9
Consumer Staples	7.0
Diversified Financials	12.9
Energy	7.3
Health Care	14.0
Industrials	6.3
Information Technology	16.1
Insurance	6.1
Materials	3.5
Utilities	3.6
Other*	5.7

100.0%

*	Includes cash and equivalents, investment companies, exchange traded funds, pending trades and fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.

MID CAP EQUITY FUND

INVESTMENT ADVISER’S REPORT

The total return of the Mid Cap Equity Fund (the “Fund”) for the fiscal year ended October 31, 2006 was 21.88%. In comparison, the S&P Midcap 400 Index1(“Index”) was up 13.42%.

The strongest performers that positively impacted the Fund’s returns included: Petco (sold), Ann Taylor (sold), and Dollar Tree (2.29% of the Fund as of October 31, 2006) from the consumer discretionary sector; Allegheny Technologies (1.68%) from the materials sector; and Joy Global (1.64%), Manpower (1.45%), and Thomas & Betts (2.59%) from the industrials sector. During the fiscal year, the Fund benefited from a large overweight position in industrials, which was reduced as these stocks outperformed.

Some of the Fund’s positions detracted from its performance, including its overweight position in the financial sector, which was generally weak during the year. Although our purchase of the MasterCard initial public offering (sold) and our ownership of SEI Corp (2.54%) helped returns, our avoidance of REITs hurt returns. Within the technology sector, Zebra Technology did not perform as expected and we exited this position. Our holding of Cognos (2.62%) was under pressure for much of the year. Finally, our underweight position in the strong performing utilities sector hurt returns. We continue to believe this sector is overvalued based on normalized earnings, and we are maintaining our underweight position2.

We remain focused on investing in companies that are earning below their normalized earnings trajectory, trading below their intrinsic value, and identified by our proprietary research which leads us to a more positive conclusion than Wall Street consensus.

Investments made in mid-capitalization companies are subject to greater volatility and less liquidity compared to funds that invest in larger more established companies.

[1]	The S&P MidCap 400 Index is an unmanaged index that measures the performance of U.S. mid-sized companies. Investments cannot be made directly in an index. Securities indices assume reinvestment of all distributions and interest payments and do not take into account fees or taxes.

[2]	The composition of the Mid Cap Equity Fund’s portfolio is subject to change.

OLD WESTBURY FUNDS, INC.

MID CAP EQUITY FUND

INVESTMENT ADVISER’S REPORT - (Continued)

Average Annual Total Returns

For the Period Ended October 31, 2006

Mid Cap Equity Fund
One Year	21.88%
Five Year	7.81%
Since Inception (February 28, 1997)	7.47%
S&P MidCap 400 Index
One Year	13.42%
Five Year	13.01%
February 28, 1997 to October 31, 2006	13.31%

The chart above illustrates the total value of a $10,000 investment from the Fund’s inception, with dividends and capital gains reinvested. The S&P MidCap 400 Index also includes the reinvestment of dividends but does not include fees and expenses associated with an investment in the Fund. The index is unmanaged. Investments cannot be made directly in an index.

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

OLD WESTBURY FUNDS, INC.

MID CAP EQUITY FUND

INVESTMENT ADVISER’S REPORT - (Concluded)

PORTFOLIO DIVERSIFICATION BY INDUSTRY

Industry:
Banks	6.2%
Consumer Discretionary	12.7
Consumer Staples	2.1
Diversified Financials	5.3
Energy	5.4
Health Care	11.5
Industrials	14.5
Information Technology	14.3
Insurance	8.1
Materials	6.2
Utilities	1.0
Other*	12.7

100.0%

*	Includes cash and equivalents, investment companies, exchange traded funds, pending trades and fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

INVESTMENT ADVISER’S REPORT

The total return of the Global Small Cap Fund (the “Fund”) for the fiscal year ended October 31, 2006 was 21.39%. In comparison, the MSCI World Small Cap Index1 (“Index”) was up 20.64%.

The Fund’s outperformance of the Index is attributable to a number of factors. Overweight positions in the industrials (18.70% of the Fund as of October 31, 2006) and information technology (12.49%) sectors contributed positively to the Fund’s returns. The Fund benefited from an underweight position in holdings of Japan (8.12%), which lagged other major developed markets during the fiscal year, and positive stock selection in the U.S. Unlike the Index, we had exposure to emerging markets that posted gains for the fiscal year, including Brazil (0.97%), South Korea (1.09%), and Mexico (1.01%). Our investment in certain exchange-traded funds (6.37%) in markets we find attractive also helped returns2.

Among the factors that detracted from the Fund’s returns was our underweight position in the energy sector (3.40%), which performed well during the fiscal year. Unfavorable stock selection in the energy, consumer discretionary (14.32%), and materials (6.66%) sectors also hurt the Fund’s returns.

We continue to build a highly diversified portfolio, with exposure to 37 countries. At the end of the fiscal year, 51.05% of the Fund was invested in the U.S., 41.02% in developed markets, and 7.93% in emerging markets.

Investments made in small-capitalization companies are subject to greater volatility and less liquidity compared to funds that invest in larger more established companies. Investments made in securities of companies in foreign and emerging countries may involve additional risks, such as political and social instability, less liquidity and currency exchange rate volatility.

[1]	The Morgan Stanley Capital International World Small Cap Index (“MSCI World Small Cap Index”) is an unmanaged index representing the small cap segment in 23 of the world’s developed equity markets. Investments cannot be made directly in an index. Securities indices assume reinvestment of all distributions and interest payments and do not take into account fees or taxes.

[2]	The composition of the Global Small Cap Fund’s portfolio is subject to change.

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

INVESTMENT ADVISER’S REPORT - (Continued)

Average Annual Total Returns

For the Period Ended October 31, 2006

Global Small Cap Fund
One Year	21.39%
Since Inception (April 5, 2005)	18.02%
MSCI World Small Cap Index
One Year	20.64%
April 5, 2005 to October 31, 2006	18.02%

The chart above illustrates the total value of a $10,000 investment from the Fund’s inception, with dividends and capital gains reinvested. The MSCI World Small Cap Index also includes the reinvestment of dividends but does not include fees and expenses associated with an investment in the Fund. This Index is unmanaged. Investments cannot be made directly in an index.

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

INVESTMENT ADVISER’S REPORT - (Continued)

PORTFOLIO DIVERSIFICATION BY COUNTRY

Country:
Australia	1.9%
Austria	0.4
Belgium	0.5
Brazil	1.0
Canada	1.9
Chile	0.2
Denmark	0.6
Finland	0.6
France	1.5
Germany	1.4
Greece	0.6
Hong Kong	0.9
Hungary	0.1
Indonesia	0.3
Ireland	0.4
Israel	0.6
Italy	1.0
Japan	8.1
Malaysia	0.7
Mexico	1.0
Netherlands	1.1
New Zealand	0.1
Norway	0.5
Philippines	0.2
Poland	0.6
Portugal	0.1
Singapore	0.3
South Africa	1.0
South Korea	1.1
Spain	0.6
Sweden	0.8
Switzerland	2.1
Taiwan	0.9
Thailand	0.3
Turkey	0.6
United Kingdom	7.0
Unites States	45.7
Other*	13.3

100.0%

*	Includes cash and equivalents (including government agencies and exchange traded funds), pending trades and fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.

INTERNATIONAL FUND

INVESTMENT ADVISER’S REPORT

The total return of the International Fund (the “Fund”) for the fiscal year ended October 31, 2006 was 21.86%. In comparison, the MSCI EAFE Index1(“Index”) was up 27.52%.

Reasonable valuations, improving corporate fundamentals, and abundant liquidity led many non-U.S. markets to surge in local currency terms during the fiscal year, outpacing the U.S. market significantly. The dollar depreciated against the euro and the British pound, thus further enhancing the Fund’s returns in U.S. dollar terms.

The Fund had investments in Asian markets representing 40.62% of the holdings compared with 32% for the Index at the start of the year. The Fund had a significant overweight position in Japan holdings, which initially benefited the Fund’s return: the Japanese market rose 13.3% in the last two months of 2005 and our Japanese portfolio rose 16.5%. Following this strong performance, we began reducing our exposure to Japan (29.23% of the Fund as of October 31, 2006) while retaining our overweight position. Ultimately, this detracted from our performance in 2006 as Japan was the worst performing major market and the yen was the weakest major currency2.

In the rest of Asia (11.39%), we were hurt by our overweight position in Hong Kong (8.97%) and our lack of investments in Australia. Our limited exposure to Asian defensive sectors (such as food, pharmaceuticals, and utilities), basic industries, and materials detracted from the Fund’s returns. Factors that contributed positively to the Fund’s return included our overweight position in Singapore (2.42%) and strong stock selection in the U.K. (21.53%).

Investments made in foreign and emerging country securities may involve additional risks, such as political and social instability, less liquidity and currency exchange rate volatility.

[1]	The Morgan Stanley Capital International Europe, Australia and Far East Index (“MSCI EAFE Index”) is a standard unmanaged foreign equities index representing major non-U.S. stock markets, as monitored by Morgan Stanley Capital International. EAFE returns are in U.S. dollars. Investments cannot be made directly in an index. Securities indices assume reinvestment of all distributions and interest payments and do not take into account fees or taxes.

[2]	The composition of the International Fund’s portfolio is subject to change.

OLD WESTBURY FUNDS, INC.

INTERNATIONAL FUND

INVESTMENT ADVISER’S REPORT - (Continued)

Average Annual Total Returns

For the Period Ended October 31, 2006

International Fund
One Year	21.86%
Five Year	11.99%
Ten Year	4.53%
MSCI EAFE Index
One Year	27.52%
Five Year	14.56%
Ten Year	7.34%

The chart above illustrates the total value of a $10,000 investment for 10 years, with dividends and capital gains reinvested. The MSCI EAFE Index also includes the reinvestment of dividends but does not include fees and expenses associated with an investment in the Fund. This Index is unmanaged. Investments cannot be made directly in an index.

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

OLD WESTBURY FUNDS, INC.

INTERNATIONAL FUND

INVESTMENT ADVISER’S REPORT - (Concluded)

PORTFOLIO DIVERSIFICATION BY COUNTRY

Country:
Finland	2.3%
France	7.2
Germany	8.0
Hong Kong	9.0
Italy	3.2
Japan	29.2
Netherlands	4.7
Singapore	2.4
Spain	0.6
Sweden	1.5
Switzerland	7.8
United Kingdom	21.5
Other*	2.6

100.0%

*	Includes cash and equivalents, investment companies, pending trades and fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.

FIXED INCOME FUND

INVESTMENT ADVISER’S REPORT

The total return of the Fixed Income Fund (the “Fund”) for the fiscal year ended October 31, 2006 was 3.99%. In comparison, the Lehman Brothers Government/Credit Total Index1 (“Index”) was up 4.88%.

During the fiscal year, the Federal Reserve raised its target rate for federal funds from 3.75% at the start of the fiscal year to 5.25% by July. Meanwhile, long-term rates stayed relatively low, causing the yield curve to flatten and eventually invert. Credit spreads were generally stable during the year, creating favorable returns in the corporate bond market.

In the first half of the fiscal year, the Fund was positioned to have less interest rate and credit risk exposure compared to the Index, and we pursued a barbell strategy designed to benefit from a flattening of the yield curve. The limited credit risk exposure detracted from the Fund’s returns, while our barbell strategy contributed positively to the Fund’s returns.

In late spring, Fund holdings were shifted from longer term bonds in light of unusually low extra yield. We began focusing on intermediate securities with maturities of four to five years, with the expectation that the yield curve would eventually become more positively sloped, in line with historic norms. The Fund holdings focused on government/ agency securities (97.82% of the Fund as of October 31, 2006) and maintained limited exposure to the credit sector (1.06%). We continued to maintain less interest rate exposure compared to the Index: As of October 31, 2006, the duration was 3.5 years compared with 5.1 years for the Index. In the second half of the fiscal year, the Fund’s returns were generally in line with the Index. The largest detractor to performance was limited credit exposure.

The Fund is subject to risks such as credit, prepayment and interest rate risk associated with the underlying bond holdings in the Fund. The value of the Fund can decline as interest rates rise and an investor can lose principal.

[1]	The Lehman Brothers Government/Credit Total Index is composed of all bonds that are investment grade: rated Baa or higher by Moody’s Investor Services (“Moody’s”) or BBB or higher by Standard & Poor’s (“S&P”), in unrated by Moody’s. Issues must have at least one year to maturity. Total return comprises price appreciation/ depreciation and income as a percentage of the original investment. Investments cannot be made directly in an index. Securities indices assume reinvestment of all distributions and interest payments and do not take into account fees or taxes.

OLD WESTBURY FUNDS, INC.

FIXED INCOME FUND

INVESTMENT ADVISER’S REPORT - (Continued)

Average Annual Total Returns

For the Period Ended October 31, 2006

Fixed Income Fund
One Year	3.99%
Five Year	3.53%
Since Inception (March 12, 1998)	5.02%
Lehman Brothers Government/Credit Total Index
One Year	4.88%
Five Year	4.57%
March 12, 1998 to October 31, 2006	5.87%

The chart above illustrates the total value of a $10,000 investment from the Fund’s inception, with dividends and capital gains reinvested. The Lehman Brothers Government/ Credit Total Index also includes the reinvestment of dividends but does not include fees and expenses associated with an investment in the Fund. This Index is unmanaged. Investments cannot be made directly in an index.

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

OLD WESTBURY FUNDS, INC.

FIXED INCOME FUND

INVESTMENT ADVISER’S REPORT - (Concluded)

PORTFOLIO ASSET ALLOCATION

U.S. Government Agencies and Securities	97.8%
Corporate Bonds	1.1
Municipal Bonds	0.0
Other*	1.1

100.0%

*	Includes cash and equivalents, investment companies, pending trades and fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.

MUNICIPAL BOND FUND

INVESTMENT ADVISER’S REPORT

The total return of the Municipal Bond Fund (the “Fund”) for the fiscal year ended October 31, 2006 was 4.34%. In comparison, the Lehman Brothers Municipal Bond Index1 (“Index”) was up 5.75%.

During the fiscal year, the Federal Reserve raised short-term rates from 3.75% at the start of the fiscal year to 5.25% in June 2006. Meanwhile, long-term rates stayed relatively low. As a result, the yield curve flattened and eventually inverted.

We positioned the Fund during the year to emphasize short-term securities with maturities of less than two years (5.98% of the Fund as of October 31, 2006) and securities with 10- to 17-year maturities (44.84%). At the end of the fiscal year, our duration was 5.3 years compared with 6.1 years for the Index. We focused on high-quality securities based on our assessment that investors were not being paid adequate yield premiums for taking additional risk. At fiscal year end, the average credit quality of the Fund was Aaa-Aa1 compared with Aa1-Aa2 for the Index.

The largest factor that contributed to the Fund’s underperformance of the Index was our avoidance of securities with maturities beyond 22 years. As the yield curve flattened during the year, investments made at the far end of the yield curve performed better than investments in the 10-to 17-year range. Our emphasis on very short-term securities contributed positively to the Fund’s performance. We held municipal reset securities, which benefited from rising interests rates during the year.

Given our view that the U.S. economy will remain fairly healthy and that short-term rates will remain steady as concerns about inflation persist, we continue to maintain a bias towards a more protective fund. We stand by our strategy of avoiding very long-term securities, as we believe investors are not being fairly compensated for the risk associated with longer maturities. With the spread between high and low quality securities unusually narrow, we remain focused on the highest quality securities.

Municipal securities held by the Fund may be adversely affected by local political and economic factors. Income from the Fund may be subject to federal alternative minimum tax, state and local taxes.

[1]	The Lehman Brothers Municipal Bond Index is a broad market performance benchmark for the tax-exempt bond market. To be included in the Index, bonds must have a minimum credit rating from Moody’s of at least Baa. The bonds also must have an outstanding par value of at least $3 million and be issued as part of a transaction of at least $50 million. The Index includes both zero coupon bonds and bonds subject to the alternative minimum tax. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Investments cannot be made directly in an index. Securities indices assume reinvestment of all distributions and interest payments and do not take into account fees or taxes.

OLD WESTBURY FUNDS, INC.

MUNICIPAL BOND FUND

INVESTMENT ADVISER’S REPORT - (Continued)

Average Annual Total Returns

For the Period Ended October 31, 2006

Municipal Bond Fund
One Year	4.34%
Five Year	4.06%
Since Inception (March 6, 1998)	4.92%
Lehman Brothers Municipal Bond Index
One Year	5.75%
Five Year	5.85%
March 6, 1998 to October 31, 2006	5.41%

The chart above illustrates the total value of a $10,000 investment from the Fund’s inception, with dividends and capital gains reinvested. The Lehman Brothers Municipal Bond Index also includes the reinvestment of dividends but does not include fees and expenses associated with an investment in the Fund. This Index is unmanaged. Investments cannot be made directly in an index.

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

OLD WESTBURY FUNDS, INC.

MUNICIPAL BOND FUND

INVESTMENT ADVISER’S REPORT - (Concluded)

PORTFOLIO DIVERSIFICATION BY STATE

States:
Alabama	0.5%
Arizona	2.1
Arkansas	0.2
California	3.8
Colorado	0.6
Connecticut	0.2
Florida	1.9
Georgia	3.2
Illinois	3.4
Indiana	9.7
Iowa	0.2
Kansas	0.2
Maine	0.7
Maryland	0.8
Massachusetts	1.9
Michigan	10.9
Missouri	3.1
Nebraska	0.2
Nevada	0.4
New Jersey	1.1
New Mexico	0.9
New York	3.0
North Carolina	3.5
Ohio	11.0
Oregon	0.1
Pennsylvania	1.5
Puerto Rico	0.4
Rhode Island	0.6
South Carolina	7.7
Tennessee	0.1
Texas	13.9
Virginia	0.7
Washington	0.4
West Virginia	0.3
Wisconsin	5.4
Other*	5.4

100.0%

*	Includes cash and equivalents, investment companies, pending trades and fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.

REAL RETURN FUND

INVESTMENT ADVISER’S REPORT

The total return of the Real Return Fund (the “Fund”) for the fiscal year ended October 31, 2006 was 14.37%. In comparison, the Lehman Brothers U.S. TIPS Index1 (“Index”) was up 2.98%.

Our avoidance of energy commodities was the single largest contributor to our relative outperformance. Energy stocks, on the other hand, posted gains during the fiscal year, and favorable security selection contributed positively to the Fund performance. The take-over announcement of Maritrans (0.82% of the Fund as of October 31, 2006) also helped boost returns.

The Fund had an underweight position in commodities in general. The Fund held agricultural products (23.3%), including corn (6.28%), soybeans (2.95%), and wheat (1.96%), which positively contributed to Fund performance. The Fund also benefited its holding Gold Kist Inc. (1.96%), the third largest U.S. chicken producer, as a takeover bid sent the stock price higher2.

Detracting from the Fund’s returns was our avoidance of base metal commodities, including copper, aluminum, nickel, and zinc, within the industrial materials sector (22.75%). Chemical and paper equity holdings within this sector, namely Wellman (0.57%), Georgia Gulf (1.07%), and Smurfit-Stone Container Corp. (3.35%), detracted from the Fund’s returns as well. In addition, our underweight position in the strong performing real estate sector (3.43%) negatively affected the Fund’s return.

The Fund may experience higher volatility and less liquidity due to the nature of the securities in which it invests such as commodities and derivatives. The Fund may also be adversely affected by inflation rate fluctuations. Fund turnover will not be a limiting factor which may subject the investor to greater expenses and capital gains. The Fund is non-diversified meaning it may focus its assets in a smaller number of issuers and may be subject to more risk than a more diversified fund.

[1]	The Lehman Brothers U.S. TIPS (Treasury Inflation-Protected Securities) Index tracks the performance of inflation-protected securities issued by the U.S. Treasury with at least one year to maturity and $200 million in par amount outstanding. Investments cannot be made directly in an index. Securities indices assume reinvestment of all distributions and interest payments and do not take into account fees or taxes.

[2]	The composition of the Real Return Fund’s portfolio is subject to change.

OLD WESTBURY FUNDS, INC.

REAL RETURN FUND

INVESTMENT ADVISER’S REPORT - (Continued)

Average Annual Total Returns

For the Period Ended October 31, 2006

Real Return Fund
One Year	14.37%
Since Inception (April 28, 2005)	12.25%
Lehman Brothers U.S. TIPS Index
One Year	2.98%
April 28, 2005 to October 31, 2006	1.72%

The chart above illustrates the total value of a $10,000 investment from the Fund’s inception, with dividends and capital gains reinvested. The Lehman Brothers U.S. TIPS Index also includes the reinvestment of dividends but does not include fees and expenses associated with an investment in the Fund. This Index is unmanaged. Investments cannot be made directly in an index.

The performance data quoted represents past performance. Past performance does not guarantee future results and does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. The investment return and principal value of an investment will fluctuate. Consequently, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance information current to the most recent month end, please call 1-800-607-2200.

OLD WESTBURY FUNDS, INC.

REAL RETURN FUND

INVESTMENT ADVISER’S REPORT - (Concluded)

PORTFOLIO ASSET ALLOCATION

U.S. Government Securities	49.7%
Common Stocks	48.7
Other*	1.6

100.0%

*	Includes cash and equivalents, pending trades and fund share transactions, interest and dividends receivable and accrued expenses payable.

OLD WESTBURY FUNDS, INC.

DISCLOSURE OF FUND EXPENSES

For the Period Ended October 31, 2006 (Unaudited)

As a shareholder of the Old Westbury Funds, Inc., you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2006 through October 31, 2006.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 5/1/06	Ending Account Value 10/31/06	Expense Paid During Period* 5/1/06-10/31/06	Expense Ratio During Period 5/1/06-10/31/06**
Large Cap Equity Fund	$1,000.00	$1,051.70	$5.54	1.07%
Mid Cap Equity Fund	1,000.00	1,024.00	5.30	1.04%
Global Small Cap Fund	1,000.00	990.00	5.78	1.15%
International Fund	1,000.00	1,003.00	5.71	1.13%
Fixed Income Fund	1,000.00	1,035.90	4.54	0.88%
Municipal Bond Fund	1,000.00	1,034.00	4.48	0.87%
Real Return Fund	1,000.00	997.40	5.55	1.10%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

OLD WESTBURY FUNDS, INC.

DISCLOSURE OF FUND EXPENSES – (Continued)

For the Period Ended October 31, 2006 (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 5/1/06	Ending Account Value 10/31/06	Expense Paid During Period* 5/1/06-10/31/06	Expense Ratio During Period 5/1/06-10/31/06**
Large Cap Equity Fund	$1,000.00	$1,019.80	$5.46	1.07%
Mid Cap Equity Fund	1,000.00	1,019.96	5.29	1.04%
Global Small Cap Fund	1,000.00	1,019.40	5.86	1.15%
International Fund	1,000.00	1,019.51	5.75	1.13%
Fixed Income Fund	1,000.00	1,020.75	4.51	0.88%
Municipal Bond Fund	1,000.00	1,020.80	4.45	0.87%
Real Return Fund	1,000.00	1,019.65	5.61	1.10%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

OLD WESTBURY FUNDS, INC.
LARGE CAP EQUITY FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS

Shares		Value
COMMON STOCKS — 94.3%
Banks — 3.6%
442,000	Hudson City Bancorp, Inc.	$6,068,660
244,500	U.S. Bancorp	8,273,880

		14,342,540

Consumer Discretionary — 13.9%
209,500	Federated Department Stores, Inc.	9,199,145
196,500	International Game Technology	8,353,215
227,400	McDonald’s Corp.	9,532,608
143,200	McGraw-Hill Cos., Inc. (The)	9,189,144
475,400	Staples, Inc.	12,260,566
202,600	Walt Disney Co. (The)	6,373,796

		54,908,474

Consumer Staples — 7.0%
26,800	Altria Group, Inc.	2,179,644
198,200	Anheuser-Busch Cos., Inc.	9,398,644
176,700	Archer-Daniels-Midland Co.	6,802,950
145,550	PepsiCo, Inc.	9,233,692

		27,614,930

Diversified Financials — 12.9%
141,700	American Express Co.	8,191,677
122,000	Bank of America Corp.	6,572,140
687,300	Charles Schwab Corp. (The)	12,522,606
63,100	Goldman Sachs Group, Inc.	11,975,749
308,200	Mellon Financial Corp.	11,958,160

		51,220,332

Energy — 7.3%
81,400	Baker Hughes, Inc.	5,620,670
150,150	EOG Resources, Inc.	9,989,479
189,100	Exxon Mobil Corp.	13,505,522

		29,115,671

Health Care — 14.0%
239,400	Amgen, Inc.(b)	18,172,854
281,400	Biomet, Inc.	10,648,176
199,100	Celgene Corp.(b)	10,639,904
62,700	Johnson & Johnson	4,225,980
342,700	Schering-Plough Corp.	7,587,378
95,500	Thermo Electron Corp.(b)	4,094,085

		55,368,377

Industrials — 6.3%
62,700	FedEx Corp.	7,181,658
87,300	Northrop Grumman Corp.	5,795,847
184,900	United Technologies Corp.	12,151,628

		25,129,133

Information Technology — 16.1%
515,200	Cisco Systems, Inc.(b)	12,431,776
408,000	Corning, Inc.(b)	8,335,440
154,000	Hewlett-Packard Co.	5,965,960
509,100	Intel Corp.	10,864,194
393,500	Microsoft Corp.	11,297,385
406,260	Motorola, Inc.	9,368,356
190,800	Texas Instruments, Inc.	5,758,344

		64,021,455

Insurance — 6.1%
143,550	Principal Financial Group, Inc.	8,109,140
206,710	Prudential Financial, Inc.	15,902,200

		24,011,340

Materials — 3.5%
76,900	Freeport-McMoRan Copper & Gold, Inc. - Class B	4,650,912
209,080	Monsanto Co.	9,245,518

		13,896,430

Utilities — 3.6%
189,000	Mirant Corp.(b)	5,588,730
199,500	PG&E Corp.	8,606,430

		14,195,160

Total Common Stocks (Cost $302,360,453)		373,823,842

OLD WESTBURY FUNDS, INC.
LARGE CAP EQUITY FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS (Continued)

Shares		Value
EXCHANGE TRADED FUNDS — 3.9%
Financials — 3.9%
113,500	SPDR Trust Series 1	$15,639,165

Total Exchange Traded Funds (Cost $14,665,328)		15,639,165

INVESTMENT COMPANY — 1.9%
7,458,400	SEI Daily Income Trust Government II Fund	7,458,400

Total Investment Company (Cost $7,458,400)		7,458,400

TOTAL INVESTMENTS — 100.1% (Cost $324,484,181)(a)		396,921,407

LIABILITIES IN EXCESS OF OTHER NET ASSETS — (0.1)%		(428,372)

NET ASSETS — 100.0%		$396,493,035

(a)	Cost for Federal income tax purposes is $324,601,665 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$74,269,241
Unrealized depreciation	(1,949,499)

Net unrealized appreciation	$72,319,742

(b)	Non-income producing security.

OLD WESTBURY FUNDS, INC.
MID CAP EQUITY FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS

Shares		Value
COMMON STOCKS — 87.3%
Banks — 6.2%
630,700	Associated Banc-Corp.	$20,712,188
336,100	Bank of Hawaii Corp.	17,534,337
692,500	South Financial Group, Inc. (The)	18,372,025

		56,618,550

Consumer Discretionary — 12.7%
674,500	Advance Auto Parts, Inc.	23,620,990
579,000	Brinker International, Inc.	26,882,970
675,000	Dollar Tree Stores, Inc.(b)	20,985,750
416,550	Lamar Advertising Co. - Class A(b)	24,026,604
584,500	Tiffany & Co.	20,878,340

		116,394,654

Consumer Staples — 2.1%
507,500	McCormick & Co., Inc.	18,980,500

Diversified Financials — 5.3%
737,500	Federated Investors, Inc. - Class B	25,288,875
413,000	SEI Investments Co.	23,243,640

		48,532,515

Energy — 5.4%
415,500	Grant Prideco, Inc.(b)	15,693,435
417,000	Noble Energy, Inc.	20,278,710
127,800	Oceaneering International, Inc.(b)	4,599,522
215,000	Weatherford International Ltd.(b)	8,832,200

		49,403,867

Health Care — 11.5%
222,700	Bard (C.R.), Inc.	18,252,492
283,500	Cephalon, Inc.(b)	19,896,030
508,000	Community Health Systems, Inc.(b)	16,484,600
252,000	Fisher Scientific International, Inc.(b)	21,576,240
312,500	Henry Schein, Inc.(b)	15,528,125
946,000	Nektar Therapeutics(b)	13,650,780

		105,388,267

Industrials — 14.5%
329,000	Avery Dennison Corp.	20,773,060
245,500	Dun & Bradstreet Corp.(b)	18,962,420
384,000	Joy Global, Inc.	15,018,240
195,500	Manpower, Inc.	13,249,035
960,500	Quanta Services, Inc.(b)	17,577,150
214,500	Regal-Beloit Corp.	10,607,025
485,000	Shaw Group, Inc. (The)(b)	12,881,600
460,500	Thomas & Betts Corp.(b)	23,729,565

		132,798,095

Information Technology — 14.3%
472,000	Atheros Communications, Inc.(b)	10,256,560
1,375,000	BEA Systems, Inc.(b)	22,371,250
517,500	Citrix Systems, Inc.(b)	15,281,775
657,500	Cognos, Inc.(b)	23,985,600
635,000	Microchip Technology, Inc.	20,910,550
618,500	National Instruments Corp.	19,284,830
2,484,000	RF Micro Devices, Inc.(b)	18,133,200

		130,223,765

Insurance — 8.1%
322,500	Arch Capital Group Ltd.(b)	20,733,525
318,500	Arthur J. Gallagher & Co.	8,870,225
513,000	Protective Life Corp.	22,700,250
1,115,700	UnumProvident Corp.	22,068,546

		74,372,546

Materials — 6.2%
195,000	Allegheny Technologies, Inc.	15,352,350
400,500	FMC Corp.	27,454,275
459,500	Pactiv Corp.(b)	14,170,980

		56,977,605

Utilities — 1.0%
316,000	DPL, Inc.	9,075,520

Total Common Stocks (Cost $652,087,523)		798,765,884

OLD WESTBURY FUNDS, INC.
MID CAP EQUITY FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
EXCHANGE TRADED FUNDS — 5.0%
Financials — 5.0%
317,400	S&P 400 Mid-Cap Depositary Receipt	$45,467,550

Total Exchange Traded Funds (Cost $42,145,738)		45,467,550

INVESTMENT COMPANY — 2.9%
26,172,350	Federated Trust for U.S. Treasury Obligations	26,172,350

Total Investment Company (Cost $26,172,350)		26,172,350

Principal Amount
U.S. GOVERNMENT AGENCIES — 3.8%
Federal Farm Credit Bank — 3.8%
$35,000,000	5.16%, 11/02/06(c)	34,995,051

Total U.S. Government Agencies (Cost $34,995,051)		34,995,051

TOTAL INVESTMENTS — 99.0% (Cost $755,400,662)(a)		905,400,835
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.0%		9,123,805

NET ASSETS — 100.0%		$914,524,640

(a)	Cost for Federal income tax purposes is $755,599,874 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$157,274,353
Unrealized depreciation	(7,473,392)

Net unrealized appreciation	$149,800,961

(b)	Non-income producing security.

(c)	The interest rate represents the annualized yield at time of purchase.

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS

Shares		Value
COMMON STOCKS — 86.7%
AUSTRALIA — 1.9%
27,933	ABB Grain Ltd.	$131,509
48,886	ABC Learning Centres Ltd.	266,876
25,120	Adelaide Bank Ltd.	264,153
136,390	Adelaide Brighton Ltd.	268,257
80,046	Adsteam Marine Ltd.	144,421
13,932	Alesco Corp. Ltd.	105,616
955	Allied Medical Ltd.(b)	0
23,073	Amalgamated Holdings Ltd.	88,439
6,285	Ansell Ltd.	53,972
30,551	ARC Energy Ltd.(c)	35,012
31,230	Aspen Group	41,232
28,945	Austal Ltd.	80,016
237,688	Austar United Communications Ltd.(c)	219,023
103,629	Austereo Group Ltd.	179,748
189,066	Australand Property Group	268,649
65,687	Australian Agricultural Co. Ltd.	87,996
32,670	Australian Infrastructure Fund	57,173
63,310	Australian Pharmaceutical Industries Ltd.	128,443
55,728	Australian Pipeline Trust	198,503
76,071	Australian Worldwide Exploration Ltd.(c)	177,894
18,993	Bank of Queensland Ltd.	240,756
63,500	Baycorp Advantage Ltd.	131,778
56,810	Beach Petroleum Ltd.	60,707
16,109	Beach Petroleum Ltd.(c)	13,098
17,560	Bendigo Bank Ltd.	199,612
42,185	Bendigo Mining Ltd.(c)	32,176
5,000	Boom Logistics Ltd.	16,068
18,680	Brickworks Ltd.	174,301
26,490	Cabcharge Australia Ltd.	172,305
9,145	Campbell Brothers Ltd.	134,547
17,013	Cellestis Ltd.(c)	43,342
52,705	Centennial Coal Co. Ltd.	158,350
53,085	Coates Hire Ltd.	245,815
32,637	Commander Communications Ltd.	52,061
104,700	ConnectEast Group	107,423
38,504	Consolidated Minerals Ltd.	68,277
20,084	Corporate Express Australia Ltd.	83,359
38,303	Count Financial Ltd.	72,370
18,207	Crane Group Ltd.	182,435
94,052	David Jones Ltd.	263,641
25,227	Energy Developments Ltd.	85,170
148,728	Envestra Ltd.	131,290
9,540	Fantastic Holdings Ltd.	25,486
33,955	Felix Resources Ltd.	89,396
40,857	FKP Property Group	191,723
8,809	Fleetwood Corp. Ltd.	47,612
4,078	Flight Centre Ltd.	52,830
48,101	Fortescue Metals Group Ltd.(c)	351,238
116,636	Futuris Corp. Ltd.	158,957
3,000	G.U.D. Holdings Ltd.	18,050
10,449	GrainCorp Ltd.	61,250
29,996	GRD Ltd.	49,010
60,881	Great Southern Plantations Ltd.	132,000
36,131	Gunns Ltd.	81,136
60,810	GWA International Ltd.	156,803
116,797	Hardman Resources Ltd.(c)	186,309
38,117	Healthscope Ltd.	147,579
30,425	Hills Industries Ltd.	108,374
50,220	IBA Health Ltd.	40,054
16,525	iiNet Ltd.	11,644
19,019	Iluka Resources Ltd.	109,277
15,127	Independence Group NL	56,811
15,774	Invocare Ltd.	64,859
16,163	IOOF Holdings Ltd.	116,647
19,221	Iress Market Technology Ltd.	100,019
16,253	JB Hi-Fi Ltd.	71,234
23,980	Jubilee Mines NL	241,395
15,300	Just Group Ltd.	46,561
10,902	Kagara Zinc Ltd.(c)	62,555
10,666	Kingsgate Consolidated Ltd.	33,119
31,549	MacArthur Coal Ltd.	110,667
6,631	Magnesium International Ltd.(c)	899

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
AUSTRALIA (continued)
24,637	McGuigan Simeon Wines Ltd.	$50,365
28,294	Miller’s Retail Ltd.(c)	41,628
116,599	Minara Resources Ltd.	487,556
13,431	Monadelphous Group Ltd.	68,642
47,560	MYOB Ltd.	40,142
100,881	New Hope Corp. Ltd.	101,552
14,479	Novogen Ltd.(c)	29,823
13,754	Oakton Ltd.	44,093
30,962	OAMPS Ltd.	104,293
114,900	Pacific Brands Ltd.	235,777
21,100	Pacifica Group Ltd.	33,658
58,554	Paladin Resources Ltd.(c)	261,618
196,628	Pan Australian Resources Ltd.(c)	51,007
86,287	PaperlinX Ltd.	275,282
15,300	Peet Ltd.	50,944
20,069	Perilya Ltd.	67,601
19,824	Petsec Energy Ltd.(c)	40,679
28,698	Pharmaxis Ltd.(c)	64,000
78,985	PMP Ltd.(c)	110,091
26,636	Primary Health Care Ltd.	262,975
16,671	Prime Television Ltd.	45,827
16,535	Ramsay Healthcare Ltd.	137,769
14,083	Rebel Sport Ltd.	45,256
12,601	Reece Australia Ltd.	178,466
32,701	Repco Corp. Ltd.	38,996
15,009	Resolute Mining Ltd.(c)	18,944
43,145	Ridley Corp. Ltd.	36,416
26,544	Roc Oil Co. Ltd.(c)	72,968
11,779	Rural Press Ltd.	111,185
14,369	SAI Global Ltd.	39,833
28,501	Salmat Ltd.	72,830
6,326	Select Harvests Ltd.	63,436
958	Servcorp Ltd.	4,154
13,670	Silex Systems Ltd.(c)	50,704
10,334	Sims Group Ltd.	172,845
10,056	Skilled Group Ltd.	45,397
100,909	Smorgon Steel Group Ltd.	131,273
4,162	Southern Cross Broadcasting Australia Ltd.	48,407
63,352	SP Telemedia Ltd.	41,698
32,702	Spotless Group Ltd.	114,459
23,116	Straits Resources Ltd.	66,050
29,180	STW Communications Group Ltd.	66,657
44,505	Sunland Group Ltd.	100,630
27,977	Tap Oil Ltd.(c)	34,229
18,565	Ten Network Holdings Ltd.	49,453
163,262	Thakral Holdings Group	116,308
60,725	Timbercorp Ltd.	137,305
33,906	Transfield Services Ltd.	231,042
21,009	United Group Ltd.	237,679
21,214	Village Roadshow Ltd.(c)	41,725
25,284	Village Roadshow Ltd.(c)	45,618
12,541	Vision Systems Ltd.	36,125
19,960	Western Areas NL(c)	56,569
12,221	WHK Group Ltd.	58,105

		13,559,391

AUSTRIA — 0.4%
566	Agrana Beteiligungs AG	55,494
2,311	Andritz AG	419,249
4,952	Austrian Airlines(c)	45,190
8,912	Boehler-Uddeholm AG	552,571
3,058	BWIN Interactive Entertainment AG(c)	62,096
2,439	BWT AG	97,123
9,308	CA Immobilien Anlagen AG(c)	258,981
2,439	Christ Water Technology AG(c)	40,468
1,891	Constantia Packaging AG	89,782
3,178	Conwert Immobilien Invest AG(c)	66,601
3,121	Flughfen Wien AG	279,831
2,096	Intercell AG(c)	41,197
635	Mayr Melnhof Karton AG	117,127
439	Palfinger AG	47,536
5,405	RHI AG(c)	231,581
862	Schoeller-Bleckmann Oilfield Equipment AG	34,601
2,500	Sparkassen Immobilien AG(c)	28,813

		2,468,241

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
BELGIUM — 0.5%
5,614	Ackermans & Van Haaren	$430,628
50	Banque Nationale de Belgique	212,250
2,225	Barco NV	183,166
4,312	Bekaert SA	459,812
1,479	Cofinimmo	280,317
45	Compagnie d’Entreprises CFE	46,464
765	Compagnie Immobiliere de Belgique SA	40,910
4,983	Compagnie Maritime Belge SA	183,799
3,050	Deceuninck NV	83,694
674	D’ieteren SA	228,564
3,411	Elia System Operator SA/NV	129,952
2,600	Euronav NV	80,139
3,075	Exmar NV	97,684
167	Icos Vision Systems NV(c)	6,160
3,415	Innogenetics(c)	42,278
3,840	Ion Beam Applications(c)	65,625
829	Kinepolis	41,793
5,034	Melexis NV	84,809
4,938	Omega Pharma SA	322,998
3,216	Option NV(c)	46,013
750	Quick Restaurants SA	35,791
1,694	Recticel SA	21,642
740	Roularta Media Group NV	52,701
167	SIPEF NV	41,776
6,295	Tessenderlo Chemie NV	236,130
325	VAN DE Velde	14,891
445	VPK Packaging Group	20,730
643	Warehouses De Pauw SCA	38,571

		3,529,287

BRAZIL — 1.0%
10,000	Acesita SA	200,794
60,000	All America Latina Logistica SA	102,545
5,800,000	Avipal SA/Avicultura e Agropecuaria(c)	20,584
5,700	Centrais Eletricas de Santa Catarina SA	96,193
20,000	Cia Brasileira de Petroleo Ipiranga	177,446
4,000	Cia de Saneamento do Parana	4,670
720,000	Cia de Tecidos do Norte de Minas - Coteminas	67,888
1,500,000	Cia Energetica do Ceara - Class A	7,460
27,800,000	Cia Paranaense de Energia	316,750
23,500	Cia Petroquimica do Sul SA	365,421
58,315	Confab Industrial SA	111,374
7,800	Duratex SA	93,789
1,870,000	Eletropaulo Metropolita de Sao Paulo - Class A(c)	79,978
158,600,000	Embratel Participacoes SA	516,940
15,000	Gol Linhas Aereas Inteligentes SA	461,592
236,000	Klabin SA	509,138
2,400,000	Lojas Americanas SA	108,709
3,000,000	Magnesita SA - Class A	20,159
41,800	Marcopolo SA	89,007
39,750	Metalurgica Gerdau SA	718,340
22,091	NET Servicos de Comunicacao SA(c)	224,679
10,000	Paranapanema SA(c)	110,763
27,977	Perdigao SA	325,953
2,000,000	Plascar Participacoes Industriais SA(c)	49,311
2,600	Refinaria Petroleo Ipiranga	44,558
179,000	Sadia S.A	528,265
37,626	Suzano Papel e Celulose SA	312,745
24,900	Suzano Petroquimica SA	42,905
60,640,800	Telemig Celular Participacoes SA	103,074
5,600	Ultrapar Participacoes SA	108,653
94,600	Uniao de Industrias Petroquimicas SA	73,330
590	Vivo Participacoes SA(c)	3,306
36,099	Vivo Participacoes SA(c)	124,067

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
BRAZIL (continued)
19,298	Votorantim Celulose e Papel SA	$355,682
58,200	Weg SA	282,643

		6,758,711

CANADA — 1.9%
3,000	Aastra Technologies Ltd.(c)	81,375
3,300	AEterna Zentaris, Inc.(c)	16,839
6,400	Agricore United	49,299
900	Ainsworth Lumber Co. Ltd.	8,736
1,200	Akita Drilling Ltd. - Class A	19,021
3,533	Alberta Clipper Energy, Inc.(c)	19,601
8,300	Algoma Steel, Inc.(c)	249,455
8,200	Alliance Atlantis Communications, Inc. - Class B(c)	283,398
6,400	Angiotech Pharmaceuticals, Inc.(c)	61,039
3,900	Anormed, Inc.(c)	52,407
35,500	Antrim Energy, Inc.(c)	123,291
9,000	Atlas Energy Ltd.(c)	31,097
16,500	ATS Automation Tooling Systems, Inc.(c)	189,252
21,300	AUR Resources, Inc.	412,552
7,700	Axcan Pharma, Inc.(c)	113,277
9,400	Ballard Power Systems, Inc.(c)	66,129
6,500	Bow Valley Energy Ltd.(c)	33,225
1,200	BPO Properties Ltd.	58,774
34,500	Breakwater Resources Ltd.(c)	48,235
5,400	Calfrac Well Services Ltd.	99,493
48,300	Cambior, Inc.(c)	170,326
4,100	Canada Bread Co. Ltd.	189,857
11,400	Canadian Hydro Developers, Inc.(c)	58,170
16,700	Canadian Superior Energy, Inc.(c)	32,717
5,700	Canadian Western Bank	213,848
6,800	Canam Group, Inc.	55,529
5,300	Cangene Corp.(c)	39,410
8,000	Cardiome Pharma Corp.(c)	91,758
13,100	Cascades, Inc.	159,004
7,800	Caspian Energy, Inc.(c)	10,975
37,300	Catalyst Paper Corp.(c)	108,949
5,900	CCL Industries - Class B	145,221
4,300	Celtic Exploration Ltd.(c)	49,167
19,600	Centurion Energy International, Inc.(c)	161,450
6,800	Certicom Corp.(c)	37,241
2,688	Chai-Na-Ta Corp.(b)(c)	263
3,800	CHC Helicopter Corp. - Class A	85,005
4,400	Cogeco Cable, Inc.	114,217
10,000	COM DEV International Ltd.(c)	56,102
2,400	Corby Distilleries Ltd. - Class A	53,003
6,500	Corus Entertainment, Inc. - Class B	244,557
5,000	Cott Corp.(c)	73,111
3,500	Crew Energy, Inc.(c)	41,578
29,000	Crystallex International Corp.(c)	80,057
2,800	Dalsa Corp.(c)	32,913
3,300	Denison Mines, Inc.(c)	61,125
1,000	Dorel Industries, Inc. - Class A(c)	25,834
5,600	Dorel Industries, Inc. - Class B(c)	145,616
7,400	Draxis Health, Inc.(c)	33,147
5,100	Dundee Corp. - Class A(c)	278,174
13,900	Dundee Wealth Management, Inc.	191,737
38,500	Dynatec Corp.(c)	63,770
53,600	Eldorado Gold Corp.(c)	229,111
3,533	Ember Resources, Inc.(c)	9,848
23,100	Emergis, Inc.(c)	113,139
8,400	Enerflex Systems Income Fund	81,685
1,500	Equitable Group, Inc.	37,535
12,600	Extendicare, Inc. - Class A	283,316
3,729	Fairquest Energy Ltd.(c)	14,113
4,200	FirstService Corp.(c)	100,984

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
CANADA (continued)
2,100	Flint Energy Services Ltd.(c)	$107,529
5,500	Forzani Group Ltd. (The) - Class A(c)	85,908
2,900	Galleon Energy, Inc. - Class A(c)	51,211
1,700	Garda World Security Corp. - Class A(c)	32,018
27,600	Golden Star Resources Ltd.(c)	77,175
3,800	Greystar Resources Ltd.(c)	36,547
4,000	GSI Group, Inc.(c)	36,600
3,800	Harris Steel Group, Inc.	97,288
35,400	High River Gold Mines Ltd.(c)	66,201
4,916	Highpine Oil & Gas Ltd.(c)	83,177
5,300	Home Capital Group, Inc.	130,925
9,600	Husky Injection Molding Systems Ltd.	41,462
5,100	Hydrogenics Corp.(c)	6,994
6,800	Imax Corp.(c)	33,184
2,800	Indigo Books & Music, Inc.(c)	40,817
6,400	Inmet Mining Corp.	318,817
6,300	International Forest Products Ltd. - Class A(c)	35,569
10,800	International Uranium Corp.(c)	70,304
6,300	Intertape Polymer Group, Inc.(c)	36,803
4,800	Iteration Energy Ltd.(c)	18,808
25,600	Ivanhoe Energy, Inc.(c)	35,791
13,600	Kingsway Financial Services, Inc.	312,826
5,200	Kirkland Lake Gold, Inc.(c)	38,898
200	La Senza Corp.	5,623
10,000	Labopharm, Inc.,(c)	51,115
2,600	Laurentian Bank Of Canada	67,260
3,100	Leon’s Furniture Ltd.	126,987
17,400	Linamar Corp.	202,983
9,000	Lions Gate Entertainment Corp.(b)(c)	90,518
6,700	MacDonald Dettwiler & Associates Ltd.(c)	249,337
16,400	Magellan Aerospace Corp.(c)	39,140
3,200	Major Drilling Group International(c)	63,689
11,900	Martinrea International, Inc.(c)	98,553
4,100	MEGA Brands, Inc.(c)	93,833
3,600	Melcor Developments Ltd.	66,201
27,200	Miramar Mining Corp.(c)	132,009
1,500	Morguard Corp.	52,095
1,900	Mosaid Technologies, Inc.	47,121
4,900	Neurcochem, Inc.(c)	79,329
8,400	North American Palladium Ltd.(c)	67,023
18,400	Northern Orion Resources, Inc.(c)	83,402
28,200	Northgate Minerals Corp.(c)	90,656
5,800	NQL Energy Services, Inc. - Class A(c)	38,841
6,600	NuVista Energy Ltd.(c)	88,161
11,100	Open Text Corp.(c)	201,746
9,000	PAN American Silver Corp.(c)	198,522
8,800	Pason Systems, Inc.	113,237
22,300	Patheon, Inc.(c)	105,250
7,700	Peru Copper, Inc.(c)	29,416
5,500	Petrobank Energy & Resources Ltd.(c)	86,202
17,300	QLT, Inc.(c)	146,818
23,200	Quest Capital Corp.	59,914
4,700	Real Resources, Inc.(c)	77,388
9,400	Reitman’s Canada Ltd. - Class A	174,113
1,900	Richelieu Hardware Ltd.	40,777
7,200	Rider Resources Ltd.(c)	70,529
11,600	Russel Metals, Inc.	287,999
5,700	Samuel Manu-Tech, Inc.	70,555
13,800	Saskatchewan Wheat Pool(c)	88,481
5,800	Savanna Energy Services Corp.(c)	103,144
21,900	SEMAFO, Inc.(c)	34,909

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
CANADA (continued)
11,200	ShawCor Ltd.	$218,923
28,700	Sherritt International Corp.	293,913
2,800	Sierra Wireless(c)	34,110
3,100	Silvercorp Metals, Inc.(c)	40,912
20,900	Sino-Forest Corp.(c)	108,692
4,800	St. Lawrence Cement Group, Inc. - Class A	126,096
6,400	Stantec, Inc.(c)	131,026
2,100	Systems Xcellence, Inc.(c)	34,447
18,080	Tahera Diamond Corp.(c)	22,219
7,200	Tanzanian Royalty Exploration Corp.(c)	46,549
2,400	Teknion Corp.(c)	8,421
7,000	Tenke Mining Corp.(c)	93,504
4,600	Tesco Corp.(c)	78,691
14,000	TLC Vision Corp.(c)	62,959
1,400	Transat A.T., Inc. - Class A	34,123
3,600	Transat A.T., Inc. - Class B	87,584
5,600	Transglobe Energy Corp.(c)	25,533
2,800	Tundra Semiconductor Corp.(c)	30,545
5,700	TVA Group, Inc. - Class B	72,738
4,200	Uni-Select, Inc.	109,362
2,500	Van Houtte, Inc.	39,539
16,500	Vasogen, Inc.(c)	9,404
1,260	Vero Energy, Inc.(c)	6,059
3,000	Virginia Mines, Inc.(c)	9,724
2,100	Vitran Corp., Inc.(c)	35,101
400	Wescast Industries, Inc. - Class A	4,453
17,600	Westaim Corp.(c)	29,622
10,800	Western Copper Corp.(c)	12,503
4,600	Winpak Ltd.	39,120
19,200	Zarlink Semiconductor, Inc.(c)	40,522

		13,394,179

CHILE — 0.2%
164,971	Banmedica SA	160,656
35,402	Cementos BIO BIO SA	95,617
12,790	Cia de Consumidores de Gas de Santiago SA	77,847
49,225,119	CorpBanca SA	247,273
17,867	Cristalerias de Chile SA	180,114
792,236	Empresas Iansa SA	125,070
37,174	Farmacias Ahumada SA	102,525
200,535	Industrias Forestales SA	51,683
1,454,475	Madeco SA(c)	152,156
141,474	Parque Arauco	99,563
179,728	Vina Concha y Toro SA	280,318
7,044,884	Vina San Pedro SA(c)	62,979

		1,635,801

DENMARK — 0.6%
1,875	ALK-Abello A/S(c)	287,348
1,300	Alm. Brand Skadesfor- sikring A/S(c)	73,236
1,600	Amagerbanken A/S	103,835
2,400	Auriga Industries - Class B	66,780
3,050	Bang & Olufsen A/S - Class B	354,089
1,100	Biomar Holding A/S	43,133
2,200	Dalhoff Larsen & Horneman A/S - Class B	41,815
950	Dfds A/S	100,693
2,350	East Asiatic Co. Ltd. A/S	118,304
220	Fionia Bank A/S	61,291
925	Forstaedernes Bank A/S	125,444
4,400	Genmab A/S(c)	196,642
1,000	IC Companys A/S	59,931
1,275	NeuroSearch A/S(c)	39,079
4,800	NKT Holding A/S	377,257
25	Norresundby Bank A/S	14,555
200	Parken Sport & Entertainment A/S(c)	46,232
980	Ringkjoebing Landbobank A/S	166,129
360	Roskilde Bank	76,869
1,125	Royal UNIBREW A/S	130,029
350	Sanistal A/S - Class B	45,548
1,000	Schouw & Co.	56,678
700	SimCorp A/S	126,335
260	Sjaelso Gruppen	75,239
7,970	Spar Nord Bank A/S	183,554

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
DENMARK (continued)
325	Sparbank Vest A/S	$25,043
50	Sparekassen Faaborg A/S	29,537
17,870	Sydbank A/S	706,838
4,000	TK Development(c)	53,082
7,000	TopoTarget A/S(c)	44,109
500	Vestjysk Bank A/S	26,027

		3,854,681

FINLAND — 0.6%
8,600	Alma Media	81,663
22,250	Amer Sports OYJ	493,271
1,400	Bank of Aland Plc - Class B	43,420
2,150	Elcoteq SE	30,130
10,700	Elekrobit Group Oyj	28,679
12,200	Finnair Oyj	191,056
5,400	Finnlines Oyj	113,030
9,150	Fiskars Oyj Abp - Class A	128,460
11,650	F-Secure Oyj	32,712
2,100	Hk-Ruokatalo Oyj - Class A	30,153
14,150	Huhtamaki Oyj	252,114
12,000	KCI Konecranes Oyj	258,529
9,800	Kemira Oyj	190,244
5,400	Lassila & Tikanoja Oyj	124,746
1,850	Lemminkainen Oyj	86,183
27,500	M-real Oyj - Class B	162,155
10,440	Nokian Renkaat Oyj	199,870
14,900	OKO Bank Plc - Class A	251,595
1,850	Olvi Oyj - Class A	45,098
2,800	Perlos Oyj	14,509
2,400	PKC Group Oyj	32,622
1,080	Ponsse Oyj	17,713
7,300	Poyry Oyj	94,568
20,000	Raisio Plc - Class V	40,587
4,700	Rakentajain Konevuokraam - Class B	90,520
6,800	Rapala VMC Oyj	50,772
11,400	Sponda Oyj	142,153
1,500	Stockman Oyj Abp - Class A	63,943
5,315	Stockman Oyj Abp - Class B	223,044
17,900	Uponor Oyj	542,590
1,200	Vacon Plc	36,911
1,000	Vaisala Oyj - Class A	36,375
16,100	YIT Oyj	400,286

		4,529,701

FRANCE — 1.5%
902	Ales Groupe	20,147
3,474	Alten(c)	120,912
19,560	Altran Technologies SA(c)	183,739
3,839	April Group	164,141
1,781	Assystem	35,688
1,591	Audika	38,378
923	Bacou Dalloz	112,738
1,402	Beneteau SA	131,162
300	Boiron SA	6,793
629	Bonduelle SCA	65,829
1,360	Bongrain SA	109,354
8,890	Bourbon SA	478,817
298	Bricorama SA	17,115
7	Bull SA(c)	4
10,949	Bull SA(c)	60,928
17,208	Canal Plus	166,477
2,116	Carbone Lorraine	117,803
4,445	CBo Territoria(c)	15,034
489	Cegedim SA	42,346
1,047	Cegid	47,946
1,346	CFF Recycling	47,363
3,425	Club Mediterranee SA(c)	184,515
2,760	Compagnie Generale de Geophysique SA(c)	466,746
2,331	Compagnie Plastic-Omnium SA	110,673
1,082	Damartex SA	46,262
565	Delachaux SA	34,974
1,022	Electricite de Strasbourg	237,268
1,280	Etam Developpement SA	114,357
279,888	Euro Disney SCA(c)	25,006
613	Exel Industries SA – Class A	48,468
3,592	Faurecia(c)	212,262
3,740	Fimalac	348,458
886	Financiere Pour la Location d’Immeubles Industriels et Commerciaux	37,780

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
FRANCE (continued)
839	Fleury Michon SA	$48,166
1,570	Foncia Groupe	71,355
10,221	Generale de Sante	367,351
269	Geodis	47,722
6,915	GFI Informatique	52,424
1,254	GL Events	55,057
899	Groupe Crit	37,256
3,507	Groupe Steria SCA	202,092
251	Guerbet	41,998
1,184	Guyenne et Gascogne SA	151,417
3,678	Haulotte Group	93,604
49,971	Havas SA	242,358
2,150	IMS-International Metal Service	52,439
2,593	Ingenico(c)	60,001
2,016	IPSOS	76,857
2,612	Kaufman & Broad SA	150,351
863	Laurent-Perrier	75,119
346	LISI	24,310
629	Maisons France Confort	43,752
3,415	Manitou BF SA	147,233
873	Manutan (Societe)	51,533
4,555	Nexans SA	408,986
800	Nexity	55,136
463	Norbert Dentressangle	38,410
4,755	Oberthur Card Systems SA	30,890
3,349	Orpea(c)	280,611
2,892	Penauille Polyservices(c)	43,961
666	Petit Forestier	45,094
1,266	Pierre & Vacances	145,261
3,160	Provimi SA	120,913
485	Radiall	55,649
4,762	Rallye SA	227,734
790	Remy Cointreau SA	42,227
108,785	Rhodia SA(c)	299,901
1,356	Rodriguez Group	75,284
1,444	Rubis	109,381
1,400	Saft Groupe SA(c)	42,241
156,504	SCOR	393,502
1,333	SEB SA	172,514
2,300	Sechilienne-Sidec	88,065
886	SIICInvest(c)	2,714
15	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	9,008
2,776	Societe Immobiliere de Location pour l’Industrie et le Commerce	385,482
7,954	SOITEC(c)	235,622
419	Somfy SA	98,398
811	Sopra Group SA	62,157
573	Spir Communication	79,934
1,360	Stallergenes	49,296
857	Ste Industrielle d’Aviation Latecoere SA	27,673
1,316	STEF-TFE	66,278
62	Sucriere de Pithiviers- Le-Vieil	58,082
870	Synergie SA	35,977
6,663	Teleperformance	240,737
2,672	Theolia SA(c)	42,117
750	Toupargel-Agrigel	40,682
2,088	Trigano SA	98,096
4,171	UBISOFT Entertainment(c)	257,444
886	Union Financiere de France BQE SA	53,747
7,341	Viel et Compagnie	41,132
402	Vilmorin & Cie	31,708
1,248	Virbac SA	76,440
127	VM Materiaux SA	10,779

		10,621,141

GERMANY — 1.4%
5,932	Aareal Bank AG(c)	252,873
2,064	Adlink Internet Media AG(c)	37,144
4,077	ADVA AG Optical Networking(c)	32,886
11,559	Aixtron AG(c)	48,094
700	Andreae-Noris Zahn AG	32,896
5,132	AWD Holding AG	187,985
6,102	Baader Wertpapierhan-delsbank AG	34,657
1,916	Balda AG	12,618
3,334	Bechtle AG	72,551
8,045	Bilfinger Berger AG	500,560
1,034	Biotest AG	36,727

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
GERMANY (continued)
780	Boewe Systec AG	$47,287
1,342	CENTROTEC Sustainable AG(c)	39,395
1,017	Cewe Color Holding AG	44,275
3,193	ComBOTS AG(c)	39,978
8,271	Comdirect Bank AG	93,529
2,300	Conergy AG	100,570
934	CTS Eventim AG	32,305
4,009	Curanum AG	41,036
6,258	DAB Bank AG	57,907
2,709	Deutsche Euroshop AG	186,706
11,195	Deutz AG(c)	112,734
7,612	Douglas Holdings AG	368,402
1,775	Duerr AG(c)	45,626
440	DVB Bank AG	109,507
6,000	EM.TV AG(c)	25,118
13,153	Epcos AG(c)	211,184
1,290	Escada AG(c)	44,421
1,198	Euwax AG	52,445
10,166	Evotec AG(c)	43,596
3,542	Fielmann AG	180,963
1,320	Fuchs Petrolub AG	73,387
2,507	Gerry Weber International AG	51,195
2,948	GFK AG	127,174
3,263	GPC Biotech AG(c)	66,758
711	Grenkeleasing AG	29,311
1,410	Hawesko Holding AG	33,382
1,384	Indus Holding AG	49,283
834	Interseroh AG zur Verwertung von Sekundaerrohstoffen	29,804
7,388	IWKA AG(c)	152,944
9,419	Jenoptik AG(c)	86,916
3,331	Kloeckner-Werke AG	50,932
9,805	Kontron AG	142,537
1,372	Krones AG	179,662
210	KSB AG(c)	77,995
1,630	KWS Saat AG	146,875
5,406	Leoni AG	205,819
4,552	Medion AG	48,395
14,237	Mobilcom AG(c)	382,677
900	Morphosys AG(c)	56,572
4,200	MTU Aero Engines Holding AG	171,804
120	Muehlbauer Holding AG & Co KGaA	4,549
6,747	MVV Energie AG	202,364
1,551	Nemetschek AG	43,174
6,988	Norddeutsche Affinerie AG	187,742
350	Oldenburgische Landesbank AG	22,804
1,199	Pfeiffer Vacuum Technology AG	80,952
3,942	Pfleiderer AG	107,064
8,596	QSC AG(c)	60,012
932	Rational AG	198,055
678	REpower Systems AG(c)	56,853
4,181	Rheinmetall AG	300,164
6,649	Rhoen Klinikum AG	275,376
475	Sartorius AG	23,037
1,302	Schlott Gruppe AG	42,391
14,249	SGL Carbon AG(c)	312,074
904	SHB Stuttgarter Invest AG	38,767
5,128	Singulus Technologies(c)	62,242
1,556	Sixt AG	74,870
5,314	Software AG	365,837
1,149	Solon AG Fuer Solartechnik(c)	40,006
9,857	Stada Arzneimittel AG	464,475
530	STRABAG AG	84,014
4,152	Takkt AG	64,651
4,973	Techem AG	317,671
31,712	United Internet AG	484,072
2,439	Vivacon AG(c)	60,764
1,861	Vossloh AG	116,361
600	Wincor Nixdorf AG	83,432
6,982	Wirecard AG(c)	59,348
2,027	Wuerttembergische Lebensversicherung AG - Class D	96,239

		9,618,757

GREECE — 0.6%
8,660	Aspis Bank SA(c)	44,653
8,200	Athens Medical Center SA	45,212
11,160	Attica Holdings SA	58,968
2,660	Babis Vovos International Construction SA	70,955

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
GREECE (continued)
6,750	Bank of Attica(c)	$50,657
2,620	Bank of Greece	318,175
10,660	Blue Star Maritime SA	43,810
1,850	C. Rokas SA	43,587
7,330	Diagnostic & Therapeutic Center of Athens Hygeia SA(c)	44,344
11,930	Egnatia Bank SA	123,638
7,500	Ethniki General Insurance Co.(c)	57,817
4,480	Forthnet SA(c)	48,831
4,720	Fourlis Holdings SA	91,567
2,870	Frigoglass SA	59,341
9,670	GEK Group of Cos. SA	88,368
6,280	Geniki Bank(c)	78,068
13,560	Germanos SA	328,136
9,780	Halcor SA	47,183
2,570	Hellenic Duty Free Shops SA	42,641
28,277	Hellenic Technodomiki Tev SA	285,834
6,140	Heracles General Cement Co.	123,660
4,630	Iaso SA	38,647
20,300	Intracom Holdings SA(c)	141,463
6,280	J&P-Avax SA	48,732
3,450	Lampsa Hotel Co.	47,996
8,280	M.J. Maillis SA	30,541
3,420	Marfin Financial Group SA Holdings	172,504
5,160	Metka SA	59,272
10,180	Michaniki SA	46,774
11,600	Minoan Lines Shipping SA(c)	60,701
12,165	Motor Oil Hellas Corinth Refineries SA	312,078
3,920	Mytilineos Holdings SA	114,872
2,580	Neochimiki LV Lavrentiadis SA	42,478
10,310	Notos Com Holdings SA	46,582
11,720	Regency Entertainment SA	164,542
5,750	Sarantis SA	55,775
23,070	Technical Olympic SA	80,678
3,530	Terna SA	46,225
27,740	Viohalco	321,475
4,860	Vivartia SA	75,055

		4,001,835

HONG KONG — 0.9%
96,000	Alco Holdings Ltd.	50,980
30,000	Allied Group Ltd.	86,792
48,000	Allied Properties HK Ltd.	51,227
142,000	Asia Financial Holdings Ltd.	57,514
34,000	Asia Satellite Telecommunications Holdings Ltd.	59,019
1,152,000	Asia Standard International Group Ltd.	27,551
36,000	Associated International Hotels Ltd.(c)	40,272
64,000	Cafe de Coral Holdings Ltd.	100,067
180,000	Chaoda Modern Agriculture Holdings Ltd.	109,011
36,000	Chevalier International Holdings Ltd.	41,429
130,000	China Electronics Corp. Holdings Co. Ltd.	14,542
228,000	China Gas Holdings Ltd.	40,164
154,000	China Insurance International Holdings Co. Ltd.(c)	132,670
106,000	China Metal International Holdings, Inc.	36,664
188,000	China National Aviation Co. Ltd.	66,718
194,000	China Oriental Group Co. Ltd.	42,406
190,000	China Pharmaceutical Group Ltd.(c)	21,987
267,000	China Power International Development Ltd.	127,712
348,000	China Resources Logic Ltd.	31,322
54,000	China Shineway Pharmaceutical Group Ltd.	33,328
480,000	China Solar Energy Holdings Ltd.(c)	40,734

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
HONG KONG (continued)
52,000	Chow Sang Sang Holdings International Ltd.	$25,809
350,000	Citic 21CN Co. Ltd.(c)	41,853
580,000	Citic Resources Holdings Ltd.(c)	126,035
48,000	Clear Media Ltd.(c)	67,274
174,000	Cofco International Ltd.	154,822
44,000	Cross-Harbour Holdings Ltd.	33,380
33,550	Dickson Concepts International Ltd.	31,793
121,000	Digital China Holdings Ltd.	50,409
166,000	EganaGoldpfeil Holdings Ltd.	80,895
162,000	Emperor International Holdings Ltd.	37,911
121,000	Enerchina Holdings Ltd.	7,157
216,173	Far East Consortium International Ltd.	89,502
54,000	Fong’s Industries Co. Ltd.	36,730
118,000	Fountain SET Holdings Ltd.	34,138
39,000	FU JI Food & Catering Services Holdings Ltd.	68,500
98,000	Fubon Bank Hong Kong Ltd.	37,929
25,900	Galaxy Entertainment Group Ltd.(c)	24,078
170,000	Giordano International Ltd.	85,031
184,000	Global Bio-Chem Technology Group Co. Ltd.	53,942
116,000	Glorious Sun Enterprises Ltd.	52,204
211,714	Golden Meditech Co. Ltd.(c)	65,062
44,000	Grande Holdings Ltd.	15,445
638,000	Guangzhou Investment Co. Ltd.	123,052
120,000	GZI Transportation Ltd.	56,164
2,057	Hanny Holdings Ltd.	957
40,000	Harbour Centre Development Ltd.	63,159
159,600	HKR International Ltd.	71,620
56,000	Hong Kong Ferry Holdings Co. Ltd.	61,205
59,631	Hung Hing Printing Group Ltd.	32,586
450,000	Hutchison Harbour Ring Ltd.	30,088
135,000	I-CABLE Communications Ltd.	28,815
210,000	Innomaxx Biotechnology Group Ltd.(c)	39,693
23,000	Integrated Distribution Services Group Ltd.	46,431
260,058	K Wah International Holdings Ltd.	79,918
192,000	Kingway Brewery Holdings Ltd.	76,285
66,000	Kowloon Development Co. Ltd.	124,410
1,072,000	Lai Sun Development Co. Ltd.(c)	51,000
43,000	Li Ning Co. Ltd.	50,867
51,000	Liu Chong Hing Bank Ltd.	108,988
46,000	Liu Chong Hing Investment Ltd.	52,996
62,000	Lung Kee (Bermuda) Holdings Ltd.	30,134
98,000	Midland Holdings Ltd.	48,640
440,000	Mingyuan Medicare Development Co. Ltd.	39,603
108,000	Minmetals Resources Ltd.(c)	30,134
67,000	Miramar Hotel & Investment Co. Ltd.	88,561
3,671,148	Nan Hai Corp. Ltd.(c)	24,546
420,000	Neo-China Group Holdings Ltd.	50,224
162,000	Next Media Ltd.	86,445
242,000	Oriental Press Group Ltd.	41,385
69,000	Pacific Basin Shipping Ltd.	44,360
104,000	Pacific Century Insurance Holdings Ltd.	54,827
275,000	Pacific Century Premium Developments Ltd.	70,366
150,000	Peace Mark Holdings Ltd.	102,222

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
HONG KONG (continued)
200,000	Pico Far East Holdings Ltd.	$39,089
198,000	Playmates Holdings Ltd.	22,913
192,000	Prime Success International Group Ltd.	157,507
80,000	Public Financial Holdings Ltd.	61,307
129,357	PYI Corp. Ltd.	47,404
1,222,000	Regal Hotels International Holdings Ltd.	119,416
56,000	Road King Infrastructure Ltd.	81,222
88,000	SA SA International Holdings Ltd	31,230
200,000	SCMP Group Ltd.	72,263
194,000	Shanghai Real Estate Ltd.	49,141
1,177,500	Shenzen International Holdings Ltd.	52,991
538,000	Shougang Concord International Enterprises Co. Ltd.	36,664
34,000	Shui On Construction & Materials Ltd.	60,243
200,000	Silver Grant International Ltd.	50,147
236,000	Sino Biopharmaceutical Ltd.	34,290
2,330,000	Sino-I Technology Ltd.(c)	30,259
242,000	Sinolink Worldwide Holdings Ltd.	51,654
118,000	Sinopec Kantons Holdings Ltd.	35,656
45,000	Sun Hung Kai & Co. Ltd.	43,396
82,000	TAI Cheung Holdings Ltd.	40,488
290,000	TCL Multimedia Technology Holdings Ltd.(c)	27,593
60,000	Texwinca Holdings Ltd.	39,346
134,000	Tian An China Investment Co. Ltd.(c)	80,119
106,000	Tianjin Development Holdings Ltd.	71,146
420,000	Titan Petrochemicals Group Ltd.	29,162
132,000	Top Form International Ltd.	26,138
50,000	Truly International Holdings Ltd.	50,147
45,000	Varitronix International Ltd.	27,195
56,000	Vision Grande Group Holdings Ltd.	48,244
136,000	Vitasoy International Holdings Ltd.	53,510
29,000	Vtech Holdings Ltd.	145,798
29,000	Wing On Co. International Ltd.	44,672

		6,002,039

HUNGARY — 0.1%
21,520	BorsodChem NyRt	306,395
1,508	Danubius Hotel & Spa Plc(c)	47,158
800	Demasz Plc	77,776
2,000	Egis Plc	261,539
15,083	Fotex Plc(c)	44,471
7,801	Tiszai Vegyi Kombinat NyRt	198,677

		936,016

INDONESIA — 0.3%
314,500	Apexindo Pratama Duta PT	54,531
135,000	Astra Agro Lestari Tbk PT	144,444
4,550,000	Bakrie & Brothers Tbk PT(c)	77,394
1,594,500	Bank Niaga Tbk PT	152,232
3,011,250	Bank Pan Indonesia Tbk PT(c)	165,226
857,000	Berlian Laju Tanker Tbk PT	175,867
142,500	Bimantara Citra Tbk PT(c)	48,868
317,500	Indocement Tunggal Prakarsa Tbk PT	174,211
2,397,500	Indofood Sukses Makmur Tbk PT	349,923
1,219,500	Kalbe Farma Tbk PT(c)	182,005
867,000	Lippo Karawaci Tbk PT(c)	86,581

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
INDONESIA (continued)
713,500	Matahari Putra Prima Tbk PT	$57,158
130,000	Medco Energi Internasional Tbk PT	47,435
1,254,500	Ramayana Lestari Sentosa Tbk PT	115,641
63,500	Semen Gresik Persero Tbk PT	202,782
180,500	Sumalindo Lestari Jaya Tbk PT(c)	38,626
384,000	Summarecon Agung Tbk PT	49,725
1,025,000	Tempo Scan Pacific Tbk PT	88,861

		2,211,510

IRELAND — 0.4%
5,961	Abbey Plc	73,418
78,374	Blackrock International Land Plc(c)	38,011
19,916	DCC Plc	538,882
40,375	Dragon Oil Plc(c)	121,098
6,927	FBD Holdings Plc	350,103
78,374	Fyffes Plc	170,050
52,546	Glanbia Plc	201,195
40,305	Greencore Group Plc	205,766
25,432	Iaws Group Plc	556,998
6,355	Irish Continental Group Plc(c)	103,414
126,231	Kenmare Resources Plc(c)	93,444
6,560	McInerney Holdings Plc	111,020
9,316	Paddy Power Plc	174,190
13,296	Readymix Plc	43,273
48,645	United Drug Plc	228,476

		3,009,338

ISRAEL — 0.6%
31,823	Aloni Hetz Properties & Investments Ltd.	152,080
14,254	Alvarion Ltd.(c)	105,730
11,336	AudioCodes Ltd.(c)	126,539
10,202	Azorim-Investment Development & Construction Co. Ltd.	170,200
7,287	Blue Square Chain Investments & Properties Ltd.(c)	80,643
6,797	Blue Square-Israel Ltd.	91,072
40,000	Clal Industries & Investments	218,292
13,567	Delek Automotive Systems Ltd.	97,714
128,917	Delek Drilling - LP	59,860
10,104	Direct Insurance Financial Investments Ltd.(c)	40,511
5,168	Elbit Medical Imaging Ltd.	159,452
1,283	Electra (Israel) Ltd.(c)	180,250
10,253	Elron Electronic Industries Ltd.(c)	122,316
2,757	FMS Enterprises Migun Ltd.	81,452
19,563	Frutarom	165,153
51,102	Housing & Construction Holdings Ltd.(c)	74,675
52,358	Industrial Buildings Corp.	119,290
5,109	Israel Petrochemical Enterprises Ltd.(c)	45,413
10,291	Israel Salt Industries Ltd.	64,948
5,206	Ituran Location & Control Ltd.	88,739
3,086	Matav-Cable Systems Media Ltd.(c)	22,595
16,292	Nice Systems Ltd.(c)	506,481
17,080	Ormat Industries Ltd.	177,153
1,051	Property & Building Corp. Ltd.	157,884
5,150	RADVision Ltd.(c)	98,988
7,800	Retalix Ltd.(c)	119,308
15,819	Scailex Corp. Ltd.(c)	111,714
50,253	Super-Sol Ltd.(c)	188,199
4,294	Tadiran Communications Ltd.	163,423
16,189	Union Bank of Israel(c)	84,864

		3,874,938

ITALY — 1.0%
4,493	Acegas-APS SpA	45,474
4,777	Actelios SpA(c)	56,488

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
ITALY (continued)
18,355	Aedes SpA	$129,315
37,393	AEM Torino SpA	111,676
15,047	Alitalia SpA(c)	14,653
35,827	Amga SpA	90,721
20,522	Amplifon SpA	154,666
11,747	Astaldi SpA	83,285
19,000	Azimut Holding SpA	215,096
47,864	Banca Finnat Euramerica SpA	63,655
13,083	Banca Intermobiliare SpA	139,428
6,895	Banca Popolare dell’Etruria e del Lazio	139,218
16,395	Banca Profilo SpA	48,965
10,603	Banco di Desio e della Brianza SpA	99,465
11,767	Benetton Group SpA	222,872
2,727	Biesse SpA	45,003
868	Bonifica Ferraresi e Imprese Agricole SpA	42,319
6,562	Brembo SpA	76,381
10,024	Caltagirone Editore SpA	81,368
8,326	Caltagirone SpA	81,506
7,938	Carraro SpA	43,159
15,854	Cementir SpA	130,007
77,904	Compagnie Industriali Riunite SpA	245,094
11,238	Credito Artigiano SpA	51,205
3,081	Credito Bergamasco SpA	120,840
10,587	Cremonini SpA	30,673
4,901	Danieli & Co. SpA	60,613
11,715	De Longhi SpA	52,780
1,000	Digital Multimedia Technologies SpA(c)	66,904
3,739	Ergo Previdenza SpA	23,622
4,260	Esprinet SpA	76,500
2,543	Fiera Milano SpA	29,763
55,550	Gemina SpA(c)	205,607
12,205	Gewiss SpA	90,816
2,618	GranitiFiandre SpA	24,559
34,089	Gruppo Editoriale L’Espresso SpA	171,422
45,336	IMMSI SpA	124,115
29,000	Impregilo SpA(c)	129,175
6,730	Indesit Co. SpA	94,657
3,035	Industria Macchine Automatiche SpA	43,733
6,000	Interpump Group SpA	53,107
16,980	Juventus Football Club SpA(c)	42,433
59,445	KME Group(c)	40,666
3,165	Mariella Burani SpA	81,841
5,000	MARR SpA	41,831
10,871	Marzotto SpA	48,145
6,000	Meliorbanca SpA	30,134
8,988	Navigazione Montanari SpA	42,072
5,000	Panariagroup Industrie Ceramiche SpA	41,161
4,609	Permasteelisa SpA	84,885
20,492	Piccolo Credito Valtellinese Scarl	333,465
45,883	Premafin Finanziaria SpA	134,397
15,524	Premuda SpA	30,612
52,101	RDM Realty SpA(c)	2,008
21,864	Recordati SpA	168,268
18,894	Risanamento SpA	150,716
1,433	Sabaf SpA	46,364
1,068	SAES Getters SpA	38,780
1,000	SAVE SpA	29,330
41,186	Societa Partecipazioni Finanziarie SpA(c)	39,635
3,079	Socotherm SpA	47,982
10,367	Sogefi SpA	70,921
12,888	Sol SpA	79,942
45,647	Sorin SpA(c)	83,311
8,578	Stefanel SpA	39,304
333,382	Telecom Italia Media SpA	152,754
60,560	Tiscali SpA(c)	183,571
2,530	Tod’s SpA	219,544
4,797	Trevi Finanziaria SpA	45,735
10,871	Valentino Fashion Group SpA	389,880
5,718	Vianini Lavori SpA	66,375
3,570	Vittoria Assicurazioni SpA	58,094

		6,674,061

JAPAN — 8.1%
5,200	ABILIT Corp.	20,986

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
JAPAN (continued)
22,000	Achilles Corp.	$38,938
6,000	ADEKA Corp.	59,151
3,000	Advan Co. Ltd.	37,040
2,040	Aeon Fantasy Co. Ltd.	72,561
3,000	Ahresty Corp.	83,622
12,000	Aica Kogyo Co. Ltd.	151,956
1,100	Aichi Bank Ltd. (The)	124,621
13,200	Aichi Corp.	138,484
20,000	Aichi Machine Industry Co. Ltd.	51,302
2,600	Aiphone Co. Ltd.	46,351
9,000	Airport Facilities Co. Ltd.	50,481
7,300	Aisan Industry Co. Ltd.	73,090
15,000	Akebono Brake Industry Co. Ltd.	125,433
35,000	Akita Bank Ltd. (The)	175,067
11,900	Allied Telesis Holdings KK(c)	20,858
4,000	Aloka Co. Ltd.	36,561
1,900	Alpha Systems, Inc.	56,047
5,800	Alpine Electronics, Inc.	83,760
3,000	Alps Logistics Co. Ltd.	52,456
11,000	Amano Corp.	148,040
14,000	Ando Corp.	27,293
8,000	Anest Iwata Corp.	35,911
24,000	Anritsu Corp.	140,156
2,100	AOI Electronic Co. Ltd.	47,852
4,600	AOKI Holdings, Inc.	70,954
30,000	Aomori Bank Ltd. (The).	118,507
4,700	Ariake Japan Co. Ltd.	86,401
2,700	Arisawa Manufacturing Co. Ltd.	32,620
2,000	Art Corp.	48,566
2,900	As One Corp.	71,908
15,000	Asahi Diamond Industrial Co. Ltd.	98,884
12,000	Asahi Organic Chemicals Industry Co. Ltd.	45,966
4,350	Asahi Pretec Corp.	105,258
9,000	Asahi Soft Drinks Co. Ltd.	131,281
13,000	Asahi TEC Corp.(c)	39,348
4,000	ASKA Pharmaceutical Co. Ltd.	33,654
7,000	Asunaro Aoki Construction Co. Ltd.	46,086
41,000	Atsugi Co. Ltd.	60,647
3,600	Avex Group Holdings, Inc.	69,719
18,000	Bando Chemical Industries Ltd.	80,954
2,600	Bank of Okinawa Ltd. (The)	101,595
24,000	Bank of Saga Ltd. (The)	89,265
5,000	Bank of the Ryukyus Ltd.(c)	95,122
5,900	Belluna Co. Ltd.	89,947
11,000	Best Denki Co. Ltd.	61,511
4,000	Bookoff Corp.	73,020
1,000	Bull-Dog Sauce Co. Ltd.	11,543
8,000	Bunka Shutter Co. Ltd.	42,820
3,600	CAC Corp.	33,736
14,000	Calpis Co. Ltd.	104,741
5,000	Canon Electronics, Inc.	206,062
7,000	Canon Finetech, Inc.	126,587
9,800	Capcom Co. Ltd.	179,736
3,500	Cawachi Ltd.	101,449
13,000	Central Finance Co. Ltd.	70,805
7,800	Century Leasing System, Inc.	106,708
8,500	Chiba Kogyo Bank Ltd. (The)(c)	133,727
7,500	Chiyoda Co. Ltd.	152,302
20,000	Chori Co. Ltd.(c)	34,030
2,500	Chudenko Corp.	37,301
14,000	Chuetsu Pulp & Paper Co. Ltd.	29,447
17,000	Chugai Ro Co. Ltd.	57,851
8,000	Chugoku Marine Paints Ltd.	50,139
34,000	Chukyo Bank Ltd. (The)	97,969
9,000	Chuo Spring Co. Ltd.	42,401
13,000	CKD Corp.	144,611
48,000	Clarion Co. Ltd.	94,395
5,000	Cleanup Corp.	37,750
7,000	CMK Corp.	68,650
14	Coca-Cola Central Japan Co. Ltd.	110,966
8,000	Commuture Corp.	65,461
4,400	Corona Corp.	84,084
6,600	Cosel Co. Ltd.	109,591
73,000	Cosmo Securities Co. Ltd.	129,204

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
JAPAN (continued)
13,000	D&M Holdings, Inc.	$42,016
23,000	Dai Nippon Toryo Co. Ltd.	35,988
13,000	Daibiru Corp.	150,391
9,000	Dai-Dan Co. Ltd.	47,557
7,000	Daido Metal Co. Ltd.	46,206
7,000	Daidoh Ltd.	91,693
17,000	Daifuku Co. Ltd.	221,521
18,000	Daihen Corp.	84,802
10,000	Daiichi Jitsugyo Co. Ltd.	47,796
23,000	Daiken Corp.	75,123
2,500	Daikoku Denki Co. Ltd.	53,653
23,000	Daikyo, Inc.(c)	132,547
5,000	Daimei Telecom Engineering Corp.	43,478
16,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	84,135
28,000	Daisan Bank Ltd. (The)	88,102
3,720	Daiseki Co. Ltd.	89,855
13,000	Daiso Co. Ltd.	37,125
2,600	Daisyo Corp.	35,636
8,000	Daiwa Industries Ltd.	50,481
23,000	Daiwa Seiko, Inc.(c)	47,198
15,000	Daiwabo Co. Ltd.	54,765
2,500	Daiwabo Information System Co. Ltd.	31,401
16,260	DCM Japan Holdings Co. Ltd.(c)	186,297
17,000	Denki Kogyo Co. Ltd.	141,430
2,800	Densei-Lambda KK	42,926
4,000	Denyo Co. Ltd.	43,333
11,000	Descente Ltd.	55,868
6,400	Dodwell BMS Ltd.	40,658
3,150	Doshisha Co. Ltd.	54,002
2,900	Doutor Coffee Co. Ltd.	51,079
1,700	DTS Corp.	67,299
3,100	Dydo Drinco, Inc.	119,012
400	eAccess Ltd.	230,858
8,000	Eagle Industry Co. Ltd.	68,881
21,000	Ehime Bank Ltd. (The)	83,853
32,000	Eighteenth Bank Ltd. (The)	154,042
4,000	Eiken Chemical Co. Ltd.	38,921
2,700	Eizo Nanao Corp.	66,487
3,000	Eneserve Corp.	14,185
4,300	Enplas Corp.	60,186
8,000	Epson Toyocom Corp.(c)	61,631
4,000	ESPEC Corp.	52,294
4,000	Exedy Corp.	117,310
8,700	Fancl Corp.	113,515
22,000	FDK Corp.(c)	38,186
2,900	FP Corp.	108,358
33,000	France Bed Holdings Co. Ltd.	76,747
5,300	Fuji Co. Ltd.	82,340
19,000	Fuji Kyuko Co. Ltd.	94,549
14,900	Fuji Oil Co. Ltd.	134,661
19,000	Fujibo Holdings, Inc.(c)	45,163
3,600	Fujicco Co. Ltd.	38,815
5,000	Fujikura Kasei Co. Ltd.	49,592
13,000	Fujita Kanko, Inc.(c)	97,260
15,000	Fujitec Co. Ltd.	93,626
5,400	Fujitsu Business Systems Ltd.	86,387
4,000	Fujitsu Devices, Inc.	53,525
3,700	Fujitsu Frontech Ltd.	31,320
18,000	Fujitsu General Ltd.(c)	42,016
23,000	Fujiya Co. Ltd.(c)	44,838
6,000	Fukuda Corp.	21,342
34,000	Fukui Bank Ltd. (The)	115,703
32,000	Fukushima Bank Ltd. (The)	39,947
11,000	Fukuyama Transporting Co. Ltd.	38,374
58,000	Furukawa Co. Ltd.	148,775
2,000	Furusato Industries Ltd.	28,763
18,000	Fuso Pharmaceutical Industries Ltd.	51,558
53	Future System Consulting Corp.	47,129
2,000	Fuyo General Lease Co. Ltd.	60,536
15,000	Gakken Co. Ltd.	34,500
6,900	Gecoss Corp.	44,366
6,240	Gigas K’s Denki Corp.	165,397
27,000	Godo Steel Ltd.	134,359
64,000	GS Yuasa Corp.(c)	148,844
610	Gulliver International Co. Ltd.	52,470
8,000	Gun-Ei Chemical Industry Co. Ltd.	23,120

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
JAPAN (continued)
2,900	H.I.S. Co. Ltd.	$69,428
2,900	Hakuto Co. Ltd.	41,409
44,000	Hanwa Co. Ltd.	158,009
2,000	Happinet Corp.	36,339
3,400	Haruyama Trading Co. Ltd.	42,618
9,000	Heiwado Co. Ltd.	153,905
7,000	Hibiya Engineering Ltd.	60,630
29,000	Higashi-Nippon Bank Ltd. (The)	119,516
5,700	Hitachi Information Systems Ltd.	120,380
13,000	Hitachi Kokusai Electric, Inc.	157,060
8,000	Hitachi Medical Corp.	84,477
22,000	Hitachi Plant Technologies Ltd.	117,567
6,000	Hitachi Powdered Metals Co. Ltd.	30,165
5,400	Hitachi Software Engineering Co. Ltd.	109,427
4,000	Hitachi Systems & Services Ltd.	79,518
4,500	Hitachi Tool Engineering Ltd.	65,987
6,000	Hitachi Transport System Ltd.	63,922
94,500	Hitachi Zosen Corp.(c)	116,352
12,000	Hodogaya Chemical Co. Ltd.	38,169
1,800	Hogy Medical Co. Ltd.	72,797
6,000	Hokkaido Coca-Cola Bottling Co. Ltd.	37,707
49,000	Hokuetsu Bank Ltd. (The)	119,405
28,000	Hokuetsu Paper Mills Ltd.	159,207
12,000	Hokuriku Electric Industry Co. Ltd.	34,270
4,400	Hokuto Corp.	72,346
4,000	Horiba Ltd.	116,284
15,700	Hosiden Corp.	173,840
4,000	Hosokawa Micron Corp.	29,789
10,000	Ichiyoshi Securities Co. Ltd.	136,805
1,900	Icom, Inc.	54,423
5,000	Idec Corp.	77,893
13,000	Iino Kaiun Kaisha Ltd.	113,266
3,400	Impact 21 Co. Ltd.	57,415
3,100	Inaba Denki Sangyo Co. Ltd.	95,686
1,600	Inaba Seisakusho Co. Ltd.	24,297
12,000	Inabata & Co. Ltd.	90,291
8,000	Inageya Co. Ltd.	60,468
9,500	Ines Corp.(c)	62,464
3,000	Information Services International-Dentsu Ltd.	29,165
6,000	INTEC Holdings Ltd.(c)	79,415
1,451	Invoice, Inc.	49,502
4,000	Ise Chemical Corp.	36,937
41,000	Iseki & Co. Ltd.	122,697
56,000	Ishihara Sangyo Kaisha Ltd.(c)	78,526
12,800	Itochu Enex Co. Ltd.	77,048
2,300	Itochu-Shokuhin Co. Ltd.	76,696
32,000	Itoham Foods, Inc.	140,088
6,000	Itoki Corp.	76,542
10,000	Iwasaki Electric Co. Ltd.	23,855
40,000	Iwatani International Corp.	122,782
11,000	Izumiya Co. Ltd.	83,143
9,000	J Bridge Corp.(c)	21,547
2,200	Jalux, Inc.	41,195
4,000	Jamco Corp.	41,554
27,000	Janome Sewing Machine Co. Ltd.(c)	44,556
12,000	Japan Airport Terminal Co. Ltd.	141,593
3,300	Japan Cash Machine Co. Ltd.	39,954
4,500	Japan Digital Laboratory Co. Ltd.	68,295
3,800	Japan General Estate Co. Ltd. (The)	99,748
26,000	Japan Pulp & Paper Co. Ltd.	98,260
21,000	Japan Radio Co. Ltd.(c)	59,433
7,000	Japan Transcity Corp.	33,757
8,000	Japan Vilene Co. Ltd.	48,908
12,000	Japan Wool Textile Co. Ltd. (The)	97,781
15,000	Jeol Ltd.	97,986

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
JAPAN (continued)
33,000	JFE Shoji Holdings, Inc.	$137,694
21,000	J-Oil Mills, Inc.	78,466
5,400	Joint Corp.	212,389
10,000	Joshin Denki Co. Ltd.	56,603
36	JSAT Corp.	87,726
5,200	JSP Corp.	46,640
23,000	Juki Corp.	128,220
2,000	Kabuki-Za Co. Ltd.	82,938
3,200	Kadokawa Group Holdings, Inc.	113,822
4,800	Kaga Electronics Co. Ltd.	82,698
16,000	Kagawa Bank Ltd. (The)	97,679
9,600	Kagome Co. Ltd.	137,160
19,000	Kaken Pharmaceutical Co. Ltd.	129,640
5,000	Kameda Seika Co. Ltd.	52,371
7,000	Kamei Corp.	47,104
14,000	Kanagawa Chuo Kotsu Co. Ltd.	63,084
71,000	Kanematsu Corp.(c)	114,736
12,000	Kanto Auto Works Ltd.	152,982
7,000	Kanto Natural Gas Development Ltd.	47,163
5,400	Kanto Tsukuba Bank Ltd. (The)(c)	59,654
8,000	Kasumi Co. Ltd.	45,488
4,000	Katakura Industries Co. Ltd.	58,655
5,000	Kato Sangyo Co. Ltd.	63,229
30,000	Kayaba Industry Co. Ltd.	146,467
8,000	Keihanshin Real Estate Co. Ltd.	54,175
12,000	Keihin Co. Ltd. (The)	50,173
2,000	Kentucky Fried Chicken Japan Ltd.	38,134
81,000	Kenwood Corp.	156,522
2,900	KEY Coffee, Inc.	41,657
5,000	Kibun Food Chemifa Co. Ltd.	50,575
2,900	Kintetsu World Express, Inc.	66,825
2,600	Kisoji Co. Ltd.	46,685
4,000	Kissei Pharmaceutical Co. Ltd.	69,941
1,800	Kita-Nippon Bank Ltd. (The)	86,957
14,000	Kitz Corp.	117,909
82,000	Kiyo Holdings, Inc.(c)	131,811
7,300	Koa Corp.	97,308
9,000	Koatsu Gas Kogyo Co. Ltd.	51,250
7,300	Koei Co. Ltd.	116,470
3,000	Kohnan Shoji Co. Ltd.	32,500
5,600	Kojima Co. Ltd.	62,486
5,300	Komatsu Electronic Metals Co. Ltd.	212,082
8,000	Komatsu Seiren Co. Ltd.	42,683
3,410	Konaka Co. Ltd.	48,487
14,000	Krosaki Harima Corp.	52,191
15,000	Kumagai Gumi Co. Ltd.(c)	36,937
47,000	Kurabo Industries Ltd.	118,550
34,000	KUREHA Corp.	152,914
17,000	Kurimoto Ltd.	41,281
4,700	Kuroda Electric Co. Ltd.	40,910
9,000	Kyoden Co. Ltd.	40,400
16,000	Kyodo Printing Co. Ltd.	57,732
6,300	Kyokuto Kaihatsu Kogyo Co. Ltd.	44,710
18,000	Kyokuyo Co. Ltd.	37,707
2,400	Kyoritsu Maintenance Co. Ltd.	56,637
14,000	Kyudenko Corp.	67,513
56,000	Kyushu-Shinwa Holdings, Inc.(c)	67,992
13,000	Laox Co. Ltd.(c)	33,680
8,500	Life Corp.	118,755
2,500	Macnica, Inc.	78,876
18,000	Maeda Corp.	74,798
14,000	Maeda Road Construction Co. Ltd.	96,721
2,200	Maezawa Kasei Industries Co. Ltd.	31,903
2,600	Maezawa Kyuso Industries Co. Ltd.	41,127
18,000	Makino Milling Machine Co. Ltd.	176,376
3,300	Mandom Corp.	80,416
2,900	Mars Engineering Corp.	55,667
4,900	Marubun Corp.	67,286
17,000	Marudai Food Co. Ltd.	49,421
27,000	Maruetsu, Inc. (The)(c)	130,204
50,000	Maruha Group, Inc.	109,016

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
JAPAN (continued)
14,000	Marusan Securities Co. Ltd.	$177,761
1,900	Maruwa Co. Ltd.	43,538
17,000	Maruzen Co. Ltd.(c)	35,031
11,000	Maruzen Showa Unyu Co. Ltd.	36,399
8,000	Matsuya Co. Ltd.	114,300
2,800	Matsuya Foods Co. Ltd.	37,898
28,000	Matsuzakaya Holdings Co. Ltd.(c)	187,457
8,000	Max Co. Ltd.	117,515
2,800	MEC Co. Ltd.	37,156
3,500	Megachips Corp.	58,416
41,000	Meidensha Corp.	150,041
5,000	Meito Sangyo Co. Ltd.	98,328
4,800	Meiwa Estate Co. Ltd.	75,106
31,000	Mercian Corp.	74,217
26,000	Michinoku Bank Ltd. (The)	96,482
10,000	Mikuni Coca-Cola Bottling Co. Ltd.	98,157
1,680	Milbon Co. Ltd.	55,734
3,654	Millea Holdings, Inc.	138,093
800	Mimasu Semiconductor Industry Co. Ltd.	16,451
55,000	Minato Bank Ltd. (The)	131,675
2,200	Ministop Co. Ltd.	37,903
4,000	Misawa Homes Holdings, Inc.(c)	120,730
13,000	Mito Securities Co. Ltd.	61,802
8,000	Mitsuba Corp.	58,552
33,000	Mitsubishi Cable Industries Ltd.	55,868
69,000	Mitsubishi Paper Mills Ltd.(c)	125,664
6,000	Mitsubishi Pencil Co. Ltd.	75,003
39,000	Mitsubishi Plastics, Inc.	107,041
18,000	Mitsubishi Steel Manufacturing Co. Ltd.	83,417
16,000	Mitsuboshi Belting Co. Ltd.	95,490
4,000	Mitsui High-Tec, Inc.	48,224
8,000	Mitsui Home Co. Ltd.	59,100
30,000	Mitsui Mining Co. Ltd.(c)	53,867
21,000	Mitsui Sugar Co. Ltd.	66,256
25,000	Mitsui-Soko Co. Ltd.	143,004
16,700	Mitsumi Electric Co. Ltd.	244,885
6,000	Mitsumura Printing Co. Ltd.	27,190
14,000	Mitsuuroko Co. Ltd.	97,200
6,100	Miura Co. Ltd.	146,300
27,000	Miyazaki Bank Ltd. (The)	129,742
14,000	Miyoshi Oil & Fat Co. Ltd.	28,011
23,000	Mizuno Corp.	167,945
14,000	Mochida Pharmaceutical Co. Ltd.	116,472
4,700	Modec, Inc.	110,714
43,000	Morinaga & Co. Ltd.	102,946
19,000	Morinaga Milk Industry Co. Ltd.	70,018
8,000	Morita Corp.	41,862
8,000	MOS Food Services, Inc.	113,343
2,100	Moshi Moshi Hotline, Inc.	72,541
7,300	Mr Max Corp.	41,507
8,000	Myojo Foods Co. Ltd.	51,302
18,000	Nabtesco Corp.	216,237
33,000	Nachi-Fujikoshi Corp.	163,935
16,000	Nagano Bank Ltd. (The)	55,953
7,000	Nagatanien Co. Ltd.	52,730
9,000	Nakamuraya Co. Ltd.	43,401
21,000	Nakayama Steel Works Ltd.	69,668
3,900	NEC Fielding Ltd.	53,954
2,600	NEC Mobiling Ltd.	46,129
5,300	NEC Networks & System Integration Corp.	58,277
12,000	NEC Tokin Corp.	68,334
22	Netmarks, Inc.	18,811
5,000	Neturen Co. Ltd.	51,815
5,000	New Japan Radio Co. Ltd.	32,235
26,000	Nice Corp.	97,371
9,000	Nichia Steel Works Ltd.	32,474
21,000	Nichias Corp.	148,852
7,900	Nichicon Corp.	101,726
2,900	Nichiha Corp.	38,979
4,000	Nichii Gakkan Co.	58,997
22,000	Nichiro Corp.	36,869
3,100	Nidec Copal Corp.	38,301

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
JAPAN (continued)
2,800	Nidec Tosok Corp.	$31,219
10,000	Nifco, Inc.	205,207
1,000	Nihon Chouzai Co. Ltd.	32,662
3,900	Nihon Dempa Kogyo Co. Ltd.	160,062
2,200	Nihon Eslead Corp.	62,828
6,000	Nihon Inter Electronics Corp.	41,914
8,000	Nihon Kohden Corp.	150,485
10,000	Nihon Nohyaku Co. Ltd.	34,372
11,000	Nihon Parkerizing Co. Ltd.	194,220
15,000	Nihon Yamamura Glass Co. Ltd.	40,657
8,000	Nikkiso Co. Ltd.	68,676
6,000	Nippei Toyama Corp.	41,349
14,000	Nippo Corp.	105,220
28,000	Nippon Beet Sugar Manufacturing Co. Ltd.	82,835
21,000	Nippon Carbon Co. Ltd.	82,237
3,000	Nippon Ceramic Co. Ltd.	38,092
16,000	Nippon Chemical Industrial Co. Ltd.	46,514
27,000	Nippon Chemi-Con Corp.	191,381
7,000	Nippon Chemiphar Co. Ltd.(c)	45,787
13,000	Nippon Denko Co. Ltd.	50,908
8,000	Nippon Densetsu Kogyo Co. Ltd.	48,976
22,000	Nippon Flour Mills Co. Ltd.	89,727
8,000	Nippon Gas Co. Ltd.	67,103
3,400	Nippon Kanzai Co. Ltd.	71,079
15,000	Nippon Kasei Chemical Co. Ltd.(c)	28,601
13,000	Nippon Koei Co. Ltd.	36,125
10,000	Nippon Konpo Unyu Soko Co. Ltd.	122,355
30,000	Nippon Metal Industry Co. Ltd.	80,800
247	Nippon Parking Development Co. Ltd.	36,283
17,000	Nippon Piston Ring Co. Ltd.	40,554
2,000	Nippon Restaurant System, Inc.	69,086
18,000	Nippon Road Co. Ltd. (The)	36,476
10,000	Nippon Seiki Co. Ltd.	238,981
29,000	Nippon Sharyo Ltd.	75,379
13,000	Nippon Shinyaku Co. Ltd.	106,930
14,000	Nippon Signal Co. Ltd. (The)	91,334
31,000	Nippon Soda Co. Ltd.(c)	163,807
18,000	Nippon Synthetic Chemical Industry Co. Ltd. (The)	69,719
16,000	Nippon Thompson Co. Ltd.	151,443
11,000	Nippon Valqua Industries Ltd.	38,280
20,000	Nippon Yakin Kogyo Co. Ltd.	100,209
10,000	Nipro Corp.	179,129
16,000	Nishimatsu Construction Co. Ltd.	55,269
11,400	Nishimatsuya Chain Co. Ltd.	222,727
19,000	Nissan Diesel Motor Co. Ltd.	59,621
8,000	Nissan Shatai Co. Ltd.	39,400
6,800	Nissei Corp.	66,921
7,900	Nissen Co. Ltd.	59,307
1,300	Nisshin Fudosan Co. Ltd.	19,763
10,000	Nisshin Oillio Group Ltd. (The)	58,484
17,000	Nissin Corp.	59,741
13,000	Nissin Electric Co. Ltd.	49,241
6,500	Nissin Kogyo Co. Ltd.	155,615
5,000	Nitta Corp.	91,702
10,000	Nittetsu Mining Co. Ltd.	78,834
55,000	Nitto Boseki Co. Ltd.	171,177
7,900	Nitto Kogyo Corp.	132,258
4,400	Nitto Kohki Co. Ltd.	90,103
6,000	Nitto Seiko Co. Ltd.	39,656
143	NIWS Co. HQ Ltd.	97,693
34,000	NOF Corp.	196,811
10,000	Nomura Co. Ltd.	51,900
28,000	Noritake Co. Ltd.	141,730
2,200	Noritsu Koki Co. Ltd.	40,631
9,000	Noritz Corp.	150,442
17,000	Nosan Corp.	44,043

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
JAPAN (continued)
5,300	NSD Co. Ltd.	$205,284
38,000	OAK Capital Corp.	36,065
3,360	Oiles Corp.	79,723
14,000	Oita Bank Ltd. (The)	96,242
13,000	Okamoto Industries, Inc.	46,129
17,000	Okamura Corp.	206,113
2,600	Okinawa Electric Power Co. Inc. (The)	150,502
22,000	OKUMA Corp.	210,867
7,000	Okura Industrial Co. Ltd.	27,712
7,000	Okuwa Co. Ltd.	91,155
3,700	Olympic Corp.	26,732
4,000	Onoken Co. Ltd.	42,409
10,000	Organo Corp.	94,310
5,000	Origin Electric Co. Ltd.	29,670
5,500	Osaka Steel Co. Ltd.	94,759
6,000	Osaki Electric Co. Ltd.	44,735
4,600	Oyo Corp.	44,602
10,000	Pacific Industrial Co. Ltd.	57,800
27,000	Pacific Metals Co. Ltd.	232,012
17,000	PanaHome Corp.	124,715
5,600	Paramount Bed Co. Ltd.	96,003
13,000	Parco Co. Ltd.	156,060
3,400	Patlite Corp.	31,746
103,000	Penta-Ocean Construction Co. Ltd.(c)	125,937
23,000	Pentax Corp.	95,772
2,900	Pigeon Corp.	53,063
2,400	Piolax, Inc.	41,760
23,000	Press Kogyo Co. Ltd.	99,902
38,000	Prima Meat Packers Ltd.(c)	44,513
5,500	Q’sai Co. Ltd.	90,197
9,500	Raito Kogyo Co. Ltd.	30,136
10,000	Rasa Industries Ltd.	44,462
8,000	Renown, Inc.(c)	89,265
10,000	Resort Solution Co. Ltd.	37,279
5,160	Resorttrust, Inc.	155,301
27,000	Rhythm Watch Co. Ltd.	47,326
3,400	Ricoh Leasing Co. Ltd.	83,579
5,000	Right On Co. Ltd.	168,868
17,000	Riken Corp.	109,016
9,000	Riken Technos Corp.	34,552
2,600	Riken Vitamin Co. Ltd.	72,250
3,700	Ringer Hut Co. Ltd.	46,505
2,400	Rock Field Co. Ltd.	47,403
18,000	Rohto Pharmaceutical Co. Ltd.	175,606
4,600	Roland Corp.	115,241
2,200	Roland DG Corp.	68,095
6,000	Royal Holdings Co. Ltd.	82,647
28,000	Ryobi Ltd.	223,368
7,000	Ryoden Trading Co. Ltd.	51,832
7,200	Ryosan Co. Ltd.	183,763
3,300	Ryoshoku Ltd.	73,926
6,700	Ryoyo Electro Corp.	94,524
5,000	S Foods, Inc.	42,965
119,000	S Science Co. Ltd.	34,594
4,000	Sagami Chain Co. Ltd.	37,621
65,000	Saibu Gas Co. Ltd.	147,835
5,000	Saizeriya Co. Ltd.	65,495
23,000	Sakai Chemical Industry Co. Ltd.	109,538
11,000	Sakata INX Corp.	59,254
9,300	Sakata Seed Corp.	113,790
14,000	San-Ai Oil Co. Ltd.	53,268
32,000	Sanden Corp.	138,446
1,900	Sanei-International Co. Ltd.	54,423
9,000	Sankei Building Co. Ltd. (The)	86,649
15,000	Sanki Engineering Co. Ltd.	87,598
10,000	Sankyo Seiko Co. Ltd.	40,015
60,000	Sankyo-Tateyama Holdings, Inc.	138,002
36,000	Sankyu, Inc.	230,242
6,000	Sanoh Industrial Co. Ltd.	37,450
9,400	Sanrio Co. Ltd.	142,822
6,000	Sanshin Electronics Co. Ltd.	63,152
20,000	Sanyo Chemical Industries Ltd.	135,779
9,000	Sanyo Denki Co. Ltd.	61,100
3,800	Sanyo Electric Credit Co. Ltd.	64,332
21,000	Sanyo Shokai Ltd.	155,496
19,000	Sanyo Special Steel Co. Ltd.	126,553
18,000	Sasebo Heavy Industries Co. Ltd.(c)	54,636
5,300	Sato Corp.	100,603

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
JAPAN (continued)
3,000	Satori Electric Co. Ltd.	$44,633
1,600	Secom Joshinetsu Co. Ltd.	31,465
2,500	Secom Techno Service Co. Ltd.	106,879
1,900	Seijo Corp.	34,197
5,600	Seikagaku Corp.	58,464
17,000	Seiko Corp.	120,935
10,000	Seiren Co. Ltd.	109,700
9,000	Sekisui Jushi Corp.	61,639
19,000	Sekisui Plastics Co. Ltd.	65,145
16,000	Senko Co. Ltd.	48,429
9,000	Senshukai Co. Ltd.	89,111
3,500	Shaddy Co. Ltd.	44,560
5,000	Shibaura Mechatronics Corp.	28,472
13,000	Shibusawa Warehouse Co. Ltd. (The)	54,354
5,100	Shibuya Kogyo Co. Ltd.	43,912
18,000	Shikibo Ltd.	32,320
24,000	Shikoku Bank Ltd. (The)	101,167
5,100	Shikoku Coca-Cola Bottling Co. Ltd.	59,130
5,300	Shima Seiki Manufacturing Ltd.	117,597
1,200	Shimizu Bank Ltd. (The)	50,276
13,000	Shindengen Electric Manufacturing Co. Ltd.	61,579
12,000	Shin-Etsu Polymer Co. Ltd.	169,809
3,800	Shinkawa Ltd.	79,116
9,000	Shin-Keisei Electric Railway Co. Ltd.	32,012
12,100	Shinki Co. Ltd.	58,764
22,000	Shinko Electric Co. Ltd.	71,857
5,000	Shinko Plantech Co. Ltd.	37,579
4,000	Shinko Shoji Co. Ltd.	58,176
8,000	Shin-Kobe Electric Machinery Co. Ltd.	42,615
20,000	Shinmaywa Industries Ltd.	98,499
27,000	Shinwa Kaiun Kaisha Ltd.	91,651
15,000	Shiroki Corp.	41,041
10,000	Shizuoka Gas Co. Ltd.	72,934
4,900	Sho-Bond Corp.	46,547
18,000	Shochiku Co. Ltd.	136,976
5,000	Showa Aircraft Industry Co. Ltd.	68,659
32,000	Showa Sangyo Co. Ltd.	80,441
11,000	Sinanen Co. Ltd.	53,140
12,000	Sintokogio Ltd.	149,288
9,000	SMK Corp.	61,562
33,000	Snow Brand Milk Products Co. Ltd.(c)	110,324
8,000	Sodick Co. Ltd.	64,572
4,100	Sorun Corp.	39,193
2,500	SRA Holdings, Inc.(c)	37,856
16,000	SSP Co. Ltd.	91,659
5,000	ST Corp.	64,384
1,000	St. Marc Holdings Co. Ltd.	66,863
11,000	Star Micronics Co. Ltd.	204,566
13,000	Starzen Co. Ltd.	32,235
2,000	Stella Chemifa Corp.	67,034
4,400	Sugi Pharmacy Co. Ltd.	79,757
3,300	Sumida Corp.	67,436
12,000	Suminoe Textile Co. Ltd.	37,142
2,700	Sumisho Computer Systems Corp.	65,217
28,000	Sumitomo Coal Mining Co. Ltd.(c)	36,869
65,000	Sumitomo Light Metal Industries Ltd.	135,052
9,200	Sumitomo Mitsui Construction Co. Ltd.(c)	30,442
7,000	Sumitomo Precision Products Co. Ltd.	37,527
6,000	Suntelephone Co. Ltd.	54,175
1,400	Suruga Corp.	109,649
31,000	SWCC Showa Holdings Co. Ltd.	43,470
6,800	T. Hasegawa Co. Ltd.	99,946
13,000	T. RAD Co. Ltd.	53,465
5,000	Tachibana Eletech Co. Ltd.	51,729
2,200	Tachihi Enterprise Co. Ltd.	86,153
6,300	Tachi-S Co. Ltd.	47,888
23,000	Tadano Ltd.	212,193
8,000	Taihei Dengyo Kaisha Ltd.	47,129
14,000	Taihei Kogyo Co. Ltd.	44,650

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
JAPAN (continued)
3,800	Taiho Kogyo Co. Ltd.	$48,704
7,000	Taikisha Ltd.	108,392
7,000	Takagi Securities Co. Ltd.	30,764
6,600	Takamatsu Corp.	127,536
2,700	Takano Co. Ltd.	39,154
23,000	Takara Standard Co. Ltd.	131,367
16,000	Takasago International Corp.	74,969
16,000	Takasago Thermal Engineering Co. Ltd.	137,762
3,000	Takigami Steel Construction Co. Ltd. (The)	17,160
11,000	Takiron Co. Ltd.	38,656
16,000	Takuma Co. Ltd.	83,588
12,000	Tamura Corp.	42,580
11,000	Tamura Taiko Holdings, Inc.	35,552
13,000	TCM Corp.	37,125
27,000	Teac Corp.(c)	30,704
4,300	Tecmo Ltd.	32,685
4,000	Teikoku Piston Ring Co. Ltd.	43,230
8,000	Teikoku Tsushin Kogyo Co. Ltd.	41,110
29,000	Tekken Corp.	47,608
5,800	Tenma Corp.	98,638
4,500	TIS, Inc.	99,846
5,600	TKC Corp.	98,157
35,000	Toa Corp.	40,400
44,000	Toagosei Co. Ltd.	168,920
79,500	Tobishima Corp.(c)	63,896
13,000	Tobu Store Co. Ltd.	35,792
16,400	TOC Co. Ltd.	89,463
3,000	Tocalo Co. Ltd.	104,399
21,000	Tochigi Bank Ltd. (The)	127,485
21,000	Toei Co. Ltd.	140,593
21,000	Toenec Corp.	79,723
22,000	Toho Bank Ltd. (The)	91,608
9,000	Toho Real Estate Co. Ltd.	53,790
24,000	Toho Tenax Co. Ltd.(c)	183,660
23,000	Toho Zinc Co. Ltd.	197,443
13,000	Tohoku Bank Ltd. (The)	24,454
3,200	Tohoku Pioneer Corp.	47,854
35,000	Tokai Carbon Co. Ltd.	236,416
13,000	Tokai Corp.	47,018
30,000	Tokai Tokyo Securities Co. Ltd.	148,006
17,000	Toko, Inc.	45,496
13,000	Tokushima Bank Ltd. (The)	86,700
8,000	Tokushu Paper Manufacturing Co. Ltd.	37,758
15	Tokyo Electron Device Ltd.	33,603
6,000	Tokyo Energy & Systems, Inc.	47,659
14,000	Tokyo Kikai Seisakusho Ltd.	41,418
9,000	Tokyo Leasing Co. Ltd.	118,353
11,000	Tokyo Rakutenchi Co. Ltd.	47,779
21,000	Tokyo Rope Manufacturing Co. Ltd.	39,861
16,000	Tokyo Theaters Co. Inc.	42,957
34,000	Tokyotokeiba Co. Ltd.	92,737
2,300	Tokyu Community Corp.	70,206
1,300	Tokyu Livable, Inc.	108,153
10,000	Tokyu Store Chain Co. Ltd.	60,023
12,000	Toli Corp.	36,014
18,000	Tomato Bank Ltd.	40,015
1,600	Tomen Electronics Corp.	30,576
15,000	Tomoku Co. Ltd.	33,218
8,436	Tomy Co. Ltd.	58,281
17,000	Tonami Transportation Co. Ltd.	41,862
12,000	Topcon Corp.	216,494
11,000	Topre Corp.	105,152
38,000	Topy Industries Ltd.	146,535
65,000	Tori Holdings Co. Ltd.	26,121
4,000	Torii Pharmaceutical Co. Ltd.	68,915
5,000	Torishima Pump Manufacturing Co. Ltd.	41,982
23,000	Toshiba Ceramics Co. Ltd.	117,207
17,000	Toshiba Plant Systems & Services Corp.	95,498
11,000	Tosho Printing Co. Ltd.	35,740
7,000	Totetsu Kogyo Co. Ltd.	39,263
17,000	Tottori Bank Ltd. (The)	46,950
4,500	Touei Housing Corp.	87,726

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
JAPAN (continued)
36,000	Towa Bank Ltd. (The)	$81,570
2,000	Towa Pharmaceutical Co. Ltd.	54,893
16,000	Towa Real Estate Development Co. Ltd.(c)	94,942
29,000	Toyama Chemical Co. Ltd.(c)	176,794
36,000	Toyo Construction Co. Ltd.(c)	30,473
7,200	Toyo Corp.	83,355
7,000	Toyo Electric Manufacturing Co. Ltd.	33,697
13,000	Toyo Engineering Corp.	51,575
19,000	Toyo Kanetsu K K	45,000
13,000	Toyo Kohan Co. Ltd.	47,685
14,000	Toyo Securities Co. Ltd.	61,528
37,000	Toyo Tire & Rubber Co. Ltd.	166,090
4,600	Trans Cosmos, Inc.	93,412
4,800	Trusco Nakayama Corp.	89,470
8,500	Tsubaki Nakashima Co. Ltd.	127,186
37,000	Tsubakimoto Chain Co.	196,777
18,000	Tsugami Corp.	106,195
10,000	Tsukishima Kikai Co. Ltd.	122,868
1,300	Tsuruha Holdings, Inc.	51,353
5,000	Tsurumi Manufacturing Co. Ltd.	49,720
4,000	Tsutsumi Jewelry Co. Ltd.	110,128
15,000	Ube Material Industries Ltd.	47,839
9,000	Uchida Yoko Co. Ltd.	48,480
4,000	UFJ Central Leasing Co. Ltd.	199,735
13,000	Uniden Corp.	125,048
3,300	Unimat Life Corp.	42,380
2,500	Union Tool Co.	113,719
94,000	Unitika Ltd.	130,204
4,000	U-Shin Ltd.	24,214
7,200	Valor Co. Ltd.	105,887
14,800	Venture Link Co. Ltd.(c)	34,294
2,800	VITAL-NET, Inc.	16,352
23,000	Wakachiku Construction Co. Ltd.	36,185
2,000	Warabeya Nichiyo Co. Ltd.	26,797
5,500	WATAMI Co. Ltd.	76,371
7,000	Wood One Co. Ltd.	63,443
24,000	Yamagata Bank Ltd. (The)	125,587
6,120	Yamaguchi Financial Group, Inc.(c)	76,608
3,100	Yamaichi Electronics Co. Ltd.	29,846
10,000	Yamazen Corp.	65,837
2,500	Yaoko Co. Ltd.	59,318
5,000	Yasuda Warehouse Co. Ltd. (The)	46,086
4,000	Yellow Hat Ltd.	39,981
8,000	Yodogawa Steel Works Ltd.	36,048
8,000	Yokohama Reito Co. Ltd.	59,784
3,700	Yokowo Co. Ltd.	48,277
5,000	Yomeishu Seizo Co. Ltd.	47,411
14,000	Yomiuri Land Co. Ltd.	72,900
7,000	Yondenko Corp.	34,235
4,500	Yonekyu Corp.	45,210
3,700	Yorozu Corp.	40,842
6,000	Yoshimoto Kogyo Co. Ltd.	108,760
27	Yoshinoya D&C Co. Ltd.	44,094
31,000	Yuasa Trading Co. Ltd.(c)	55,662
9,000	Yuraku Real Estate Co. Ltd.	56,406
15,000	Yurtec Corp.	66,564
2,400	Yushin Precision Equipment Co. Ltd.	44,120
3,000	Yushiro Chemical Industry Co. Ltd.	57,201
6,400	Zenrin Co. Ltd.	140,088
14,300	Zensho Co. Ltd.	165,675
5,000	ZERIA Pharmaceutical Co. Ltd.	43,521
4,200	Zuken, Inc.	39,861

		56,751,958

MALAYSIA — 0.7%
44,800	Aeon Co. Berhad	73,593
266,200	Affin Holdings Berhad	135,560

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
MALAYSIA (continued)
45,800	Amway (Malaysia) Holdings Berhad	$80,879
144,200	Asiatic Development Berhad	148,444
194,400	Bandar Raya Developments Berhad	59,611
29,400	Batu Kawan Berhad	76,468
185,600	Boustead Holdings Berhad	94,007
114,600	Carlsberg Brewery-Malay Berhad	161,585
301,700	DRB-Hicom Berhad	116,467
67,600	Edaran Otomobil Nasional Berhad	35,535
42,600	Esso Malaysia Berhad	41,521
76,900	Guinness Anchor Berhad	132,641
51,500	Hong Leong Industries Berhad	70,218
30,500	Hume Industries-Malaysia Berhad	24,968
577,200	IGB Corp. Berhad	237,043
223,000	Island & Peninsular Berhad	80,591
54,900	KFC Holdings Malaysia Berhad	74,252
275,000	KLCC Property Holdings Berhad	176,181
49,500	KNM Group Berhad	92,156
58,700	Kulim Malaysia Berhad	74,892
129,300	Lafarge Malayan Cement Berhad	33,984
168,000	Lingkaran Trans Kota Holdings	126,949
131,400	Lion Diversified Holdings Berhad	188,871
135,100	Malaysian Bulk Carriers Berhad	99,129
305,000	Malaysian Industrial Development Finance	83,504
42,800	Malaysian Oxygen Berhad	146,475
10,000	MEASAT Global Berhad(c)	6,023
199,600	MK Land Holdings Berhad	27,870
46,000	MNRB Holdings Berhad	54,155
362,200	MTD Infraperdana Berhad	110,073
450,000	Mulpha International Berhad(c)	160,164
58,700	NCB Holdings Berhad	40,178
80,600	Oriental Holdings Berhad	86,944
199,300	OSK Holdings Berhad	87,850
48,600	Pacificmas Berhad	79,836
212,500	POS Malaysia & Services Holdings Berhad	288,569
124,100	Puncak Niaga Holdings Berhad	98,533
143,700	Ranhill Berhad	44,851
356,700	Road Builder M Holdings Berhad	284,188
115,200	Sarawak Enterprise Corp.	39,110
260,900	Scomi Group Berhad	62,859
59,800	Sunway City Berhad	27,833
43,000	Ta Ann Holdings Berhad	122,437
508,200	TA Enterprise Berhad	98,788
210,800	TAN Chong Motor Holdings Berhad	76,182
337,800	Time dotCom Berhad(c)	60,577
43,200	Top Glove Corp. Berhad	125,372
79,200	Tronoh Consolidated M Berhad	93,240
99,300	Uchi Technologies Berhad	86,454
359,000	UEM World Berhad	164,142
58,300	United Plantations Berhad	133,280
84,000	Wah Seong Corp. Berhad	47,836
27,500	WTK Holdings Berhad	54,962

		5,227,830

MEXICO — 1.0%
96,600	Consorcio ARA SA de CV - Series *	547,360
184,000	Controladora Comercial Mexicana SA de CV - UBC	373,991
244,000	Corp. GEO SA de CV - Ser B(c)	1,128,241
107,708	Corp. Interamericana de Entretenimiento SA de CV - Series B(c)	246,163

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
MEXICO (continued)
241,200	Embotelladoras Arca SA de CV - NOM	$736,951
160,250	Empresas ICA Sociedad Controladora SA de CV(c)	549,817
76,900	Gruma SA de CV - Series B	252,332
163,500	Grupo Aeroportuario del Sureste SAB de CV - Series B	621,017
120,492	Grupo Cementos de Chihuahua SA de CV	481,748
88,800	Grupo Continental SA - Series *	181,647
15,000	Grupo Imsa SA de CV	64,715
57,500	Grupo Industrial Maseca SA de CV - Series B	42,771
14,600	Grupo Iusacell SA de CV(c)	103,850
138,400	Industrias CH SA - Series B(c)	537,519
79,600	Organizacion Soriana SAB de CV - Series B	448,591
784,800	TV Azteca SA de CV - CPO	550,204
121,016	Vitro SA de CV - Series A	154,717

		7,021,634

NETHERLANDS — 1.1%
5,324	Aalberts Industries NV	417,896
936	Accell Group	30,176
1,946	Arcadis NV	95,126
11,552	ASM International NV(c)	212,312
2,250	Beter BED Holdings NV	50,255
5,006	Boskalis Westminster - CVA	365,462
4,451	Brunel International	134,636
29,395	Buhrmann NV	456,958
7,501	Crucell NV(c)	177,399
3,083	Crucell NV ADR (c)	73,283
3,048	Draka Holding(c)	66,133
1,590	Eriks Group NV - CVA	97,408
3,556	Exact Holding NV	106,429
903	Gamma Holding NV	51,863
26,383	Getronics NV	179,813
2,168	Grolsch NV - CVA	77,477
656	Grontmij - CVA	63,632
152,816	Hagemeyer NV(c)	784,062
4,045	Heijmans NV - CVA	207,281
5,425	Imtech NV	302,231
2,592	Innoconcepts	40,757
5,700	Jetix Europe NV(c)	133,859
1,128	KAS Bank NV - CVA	31,097
12,400	Koninklijke BAM Groep NV	258,442
6,156	Koninklijke Vopak NV	235,709
2,805	Macintosh Retail Group NV	91,936
5,819	Nutreco Holding NV	346,759
18,340	OCE NV	280,188
3,396	OPG Groep NV - CVA	348,264
3,476	Ordina NV	65,970
14,105	Pharming Group NV(c)	66,069
29,050	Qiagen NV(c)	458,639
3,358	Sligro Food Group NV	199,292
1,412	Smit Internationale NV	67,833
8,090	Stork NV	400,003
5,233	Telegraaf Media Groep NV	129,571
2,140	Ten Cate NV	60,580
1,233	TKH Group NV	86,946
2,829	Unit 4 Agresso NV(c)	60,046
4,555	Univar NV	228,241
9,156	USG People NV	374,649

		7,914,682

NEW ZEALAND — 0.1%
29,000	Fisher & Paykel Appliances Holdings Ltd.	73,818
14,718	Infratil Ltd.	45,252
22,940	New Zealand Refining Co. Ltd. (The)	102,955
16,332	Nuplex Industries Ltd.	73,298
31,465	PGG Wrightson Ltd.	35,620
23,220	Port of Tauranga Ltd.	96,434
14,600	Pumpkin Patch Ltd.	39,119
15,246	Ryman Healthcare Ltd.	87,828
15,128	Sanford Ltd.	47,627
16,969	Steel & Tube Holdings Ltd.	53,423
16,541	Tenon Ltd.(c)	34,348
49,390	Tower Ltd.(c)	114,470

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
NEW ZEALAND (continued)
34,146	Warehouse Group Ltd.	$146,843

		951,035

NORWAY — 0.5%
31,000	Acta Holding ASA	143,219
7,600	Aktiv Kapital ASA	104,347
4,600	Bonheur A/S	171,703
136,848	DET Norske Oljeselskap(c)	228,190
5,000	DOF ASA	44,364
13,800	EDB Business Partner ASA	111,889
5,500	Ekornes ASA	119,056
5,000	Eltek ASA(c)	47,232
4,000	Expert ASA	52,625
3,400	Farstad Shipping A/S	70,737
34,000	Fast Search & Transfer ASA(c)	87,642
6,500	Ganger Rolf ASA	207,325
1,500	Kongsberg Gruppen A/S	36,256
4,300	Leroy Seafood Group ASA	67,754
3,000	Norwegian Air Shuttle AS(c)	43,599
37,000	Ocean RIG ASA(c)	243,389
3,050	Odfjell ASA - Class A	52,258
4,000	ProSafe ASA	255,781
5,000	Rieber & Son ASA	39,774
8,000	Sevan Marine ASA(c)	42,712
9,500	Sinvest ASA(c)	183,116
3,800	Solstad Offshore ASA	70,921
7,000	Sparebanken Midt-Norge	86,739
9,200	Tandberg ASA	106,259
13,600	Tandberg Television ASA(c)	140,851
20,800	TGS Nopec Geophysical Co. ASA(c)	370,698
24,200	Tomra Systems ASA	162,707
3,000	Veidekke ASA	100,966
1,600	Wilh Wilhelmsen ASA - Class A	55,072

		3,447,181

PHILIPPINES — 0.2%
1,120,000	Aboitiz Equity Ventures, Inc.	128,090
3,680	China Banking Corp.	49,839
1,727,500	Filinvest Land, Inc.(c)	59,617
160,700	First Philippine Holdings Corp.	169,277
263,000	International Container Term Services, Inc.	104,218
155,000	Jollibee Foods Corp.	122,843
3,645,000	Megaworld Corp.	171,134
1,228,000	Petron Corp.	102,251
523,000	Philex Mining Corp.	41,974
66,200	Philippine National Bank(c)	47,153
150,900	Robinsons Land Corp.	43,901
273,815	Universal Robina Corp.	118,118

		1,158,415

POLAND — 0.6%
7,270	Apator SA	62,130
7,041	Budimex SA(c)	169,831
3,805	CCC SA	56,121
28,142	Cersanit-Krasnystaw SA(c)	373,289
2,288	Computerland SA	75,420
4,164	Debica	96,864
11,200	Echo Investment SA(c)	289,918
32,056	Eurocash SA	89,907
5,258	Fabryka Kotlow Rafako SA(c)	71,133
6,186	Farmacol SA(c)	87,933
5,432	Firma Chemiczna Dwory SA(c)	117,578
5,139	Grupa Kety SA	333,370
1,818	Impexmetal SA(c)	102,578
2,245	Koelner SA(c)	42,075
18,366	Kredyt Bank SA	103,021
350	LPP SA(c)	94,468
5,176	Mondi Packaging Paper Swiecie SA	157,296
90,939	Netia SA	156,033
2,824	Opoczno SA(c)	41,419
18,538	Orbis SA	311,959
2,566	PBG SA(c)	196,430
8,000	Pfleiderer Grajewo SA	137,264
3,160	Polimex Mostostal Siedlce SA	159,322
1,715	Polmos Bialystok SA(c)	47,902

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
POLAND (continued)
3,298	Polska Grupa Farmaceutyczna SA	$81,779
10,418	Polski Koncern Miesny Duda SA(c)	55,448
7,087	Prokom Software SA	280,613
1,600	Provimi-Rolimpex SA(c)	10,427
5,329	Softbank SA	71,741
1,589	Zaklad Przetworstwa Hutniczego STALPRODUKT SA	238,037
2,268	Zaklady Tluszczowe Kruszwica	45,313

		4,156,619

PORTUGAL — 0.1%
7,786	Corticeira Amorim SA	19,577
15,690	Finibanco Holding SGPS SA	60,076
3,088	Gescartao SGPS SA(c)	83,160
4,016	Impresa SGPS(c)	22,450
6,200	Jeronimo Martins	118,697
19,947	Mota Engil SGPS SA	123,728
19,000	SAG GEST-Solucoes Automovel Globais SGPS SA	43,407
13,909	Semapa - Sociedade de Investimento e Gestao	141,130
14,400	Sonae Industria - SGPS SA(c)	139,863
26,370	SONAECOM - SGPS SA(c)	172,993
37,560	Teixeira Duarte - Engenharia Construcoes SA - Class C	83,892

		1,008,973

SINGAPORE — 0.3%
100,000	Ascott Group Ltd. (The)	71,942
11,000	Cerebos Pacific Ltd.	21,621
177,000	Chuan Hup Holdings Ltd.	34,108
15,550	Creative Technology Ltd.	103,880
35,000	Datacraft Asia Ltd.(c)	37,100
105,000	GES International Ltd.	82,959
27,000	Goodpack Ltd.	28,443
99,000	Hi-P International Ltd.	51,510
63,000	Hong Leong Asia Ltd.	62,725
35,000	Hong Leong Finance Ltd.	76,888
46,000	Hotel Properties Ltd.	75,642
56,000	Hwa Hong Corp. Ltd.	22,302
27,000	Hyflux Ltd.	45,613
28,000	IDT Holdings Singapore Ltd.	12,590
73,000	Jaya Holdings Ltd.	66,585
71,500	Jurong Technologies Industrial Corp. Ltd.	50,980
257,000	K1 Ventures Ltd.(c)	67,684
63,000	Kim Eng Holdings Ltd.	59,083
97,000	Labroy Marine Ltd.	116,515
85,000	Metro Holdings Ltd.	46,409
32,000	NatSteel Ltd.(c)	27,133
69,600	OSIM International Ltd.	75,555
68,000	Parkway Holdings Ltd.	120,992
71,000	Raffles Education Corp. Ltd.	121,313
143,000	Raffles Holdings Ltd.	5,511
11,000	Robinson & Co. Ltd.	49,107
43,000	SBS Transit Ltd.	62,423
61,000	Singapore Food Industries Ltd.	36,440
59,000	Straits Trading Co. Ltd.	116,727
47,500	Unisteel Technology Ltd.	62,548
18,000	United Engineers Ltd.	22,662
212,000	United Test and Assembly Center Ltd.(c)	99,409
94,000	UOB-Kay Hain Holdings Ltd.	80,306
20,000	WBL Corp. Ltd.	63,464
72,000	Wheelock Properties S Ltd.	101,285

		2,179,454

SOUTH AFRICA — 1.0%
32,497	Aeci Ltd.	273,034
19,645	Afgri Ltd.	20,135
43,741	African Oxygen Ltd.	183,188
23,957	African Rainbow Minerals Ltd.(c)	240,635
82,076	Alexander Forbes Ltd.(c)	168,247
21,133	Allied Technologies Ltd.	164,961
10,760	Astral Foods Ltd.	140,243

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
SOUTH AFRICA (continued)
124,929	Aveng Ltd.	$529,141
89,783	AVI Ltd.	210,860
72,947	Caxton and CTP Publishers and Printers Ltd.	154,485
2,787	Ceramic Industries Ltd.	53,347
9,135	City Lodge Hotels Ltd.	71,927
26,710	DataTec Ltd.	108,055
15,200	Distell Group Ltd.	85,634
30,890	Ellerine Holdings Ltd.	296,896
9,724	Foschini Ltd.	69,964
35,515	Gold Reef Resorts Ltd.	81,480
76,830	Grindrod Ltd.	153,321
9,008	Group Five Ltd.	46,188
4,521	Highveld Steel and Vanadium Corp. Ltd.	42,533
37,047	Iliad Africa Ltd.	59,849
52,630	Illovo Sugar Ltd.	119,317
26,384	Johnnic Communications Ltd.	246,782
12,111	Lewis Group Ltd.	92,416
5,145	Massmart Holdings Ltd.	41,558
56,665	Medi-Clinic Corp. Ltd.	165,389
24,498	Metorex Ltd.(c)	51,050
184,193	Metropolitan Holdings Ltd.	321,314
25,000	Mr. Price Group Ltd.	69,744
47,992	Murray & Roberts Holdings Ltd.	247,900
40,025	New Clicks Holdings Ltd.	58,139
50,815	Northam Platinum Ltd.	276,969
34,024	Peregrine Holdings Ltd.	48,498
43,986	Primedia Ltd. - Class N(c)	104,199
12,814	PSG Group Ltd.	39,905
25,210	Rainbow Chicken Ltd.	39,734
47,770	Reunert Ltd.	512,314
20,174	Santam Ltd.	216,358
93,876	Shoprite Holdings Ltd.	342,815
7,714	Spar Group Ltd. (The)	40,998
27,377	Sun International Ltd.	397,670
58,372	Super Group Ltd.	95,091
3,000	Tiger Wheels Ltd.	9,937
13,781	Tongaat-Hulett Group Ltd. (The)	177,729
24,146	Trencor Ltd.	91,782
22,078	Truworths International Ltd.	77,327
15,828	Western Areas Ltd.(c)	92,395
9,523	Wilson Bayly Holmes-Ovcon Ltd.	89,461

		7,220,914

SOUTH KOREA — 1.1%
2,750	Bukwang Pharmaceutical Co. Ltd.	60,414
460	Cheil Communications, Inc.	101,300
6,300	Cheil Industries, Inc.	262,096
4,980	Daeduck Electronics Co.	43,339
17,260	Daegu Bank	285,759
1,000	Daekyo Co. Ltd.	90,103
2,900	Daewoo Motor Sales Corp.	85,561
6,570	Daishin Securities Co. Ltd.	148,518
1,830	DC Chemical Co. Ltd.	89,145
601	Dong-A Pharmaceutical Co. Ltd.	48,986
5,780	Dongbu Insurance Co. Ltd.	137,714
23,330	DongbuElectronics Co. Ltd.(c)	55,338
6,810	Dongkuk Steel Mill Co. Ltd.	128,647
8,200	Doosan Industrial Development Co. Ltd.(c)	91,377
8,870	Halla Climate Control Corp.	102,609
720	Hanil Cement Manufacturing Co. Ltd.	58,838
5,260	Hanjin Heavy Industries & Construction Co. Ltd.	155,469
960	Hankuk Glass Industries, Inc.	41,110
756	Hanmi Pharm Co. Ltd.	85,047
4,500	Hansol Paper Co.	67,100
7,080	Hanwha Chem Corp.	79,648
6,070	Hanwha Corp.	206,145

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
SOUTH KOREA (continued)
1,800	Honam Petrochemical Corp.	$112,709
5,940	Hotel Shilla Co. Ltd.	93,300
3,380	Hyosung Corp.(c)	71,564
15,220	Hyundai Autonet Co. Ltd.(c)	158,298
1,660	Hyundai Department Store Co. Ltd.	139,001
790	Hyundai Elevator Co. Ltd.	58,019
6,580	Hyundai Hysco	68,855
8,560	Hyundai Marine & Fire Insurance Co. Ltd.	110,833
1,670	Hyundai Mipo Dockyard	221,544
17,560	Hyundai Securities Co.	218,044
5,490	Korea Investment Holdings Co. Ltd.	262,192
2,220	Korea Kumho Petrochemical	60,197
1,320	Korea Zinc Co. Ltd.	145,694
2,720	Korean Airlines Co. Ltd.	96,705
9,149	Korean Reinsurance Co.	103,409
7,730	KP Chemical Corp.(c)	36,097
3,940	Kumho Industrial Co. Ltd.	94,292
4,400	LG Dacom Corp.	102,266
1,410	LG Household & Health Care Ltd.	130,188
7,280	LG International Corp.(b)	166,113
1,050	LG Life Sciences Ltd.(c)	50,926
2,980	LG Petrochemical Co. Ltd.	71,001
6,640	LIG Non-Life Insurance Co. Ltd.	99,010
80	Lotte Chilsung Beverage Co. Ltd.	100,865
100	Lotte Confectionary Co. Ltd.	121,412
6,810	Lotte Midopa Co. Ltd.(c)	117,445
2,430	LS Cable Ltd.	102,126
2,270	LS Industrial Systems Co. Ltd.	78,297
90	Namyang Dairy Products Co. Ltd.	77,272
310	Orion Corp.	83,895
3,310	Poongsan Corp.	72,892
14,880	Pusan Bank	191,083
480	Samchully Co. Ltd.	57,055
4,080	Samsung Engineering Co. Ltd.	186,842
2,470	Samsung Fine Chemicals Co. Ltd.	63,044
4,890	Samsung Techwin Co. Ltd.	193,057
990	Samyang Corp.	56,001
890	Sindo Ricoh Co. Ltd.	50,628
26,950	SK Securities Co. Ltd.	33,178
4,200	SKC Co. Ltd.	101,629
3,995	Ssangyong Cement Industrial Co. Ltd.(c)	50,030
10,290	Ssangyong Motor Co.(c)	55,259
6,224	STX Shipbuilding Co. Ltd.	95,442
2,230	Sungshin Cement Co. Ltd.	32,778
70	Taekwang Industrial Co. Ltd.	58,912
4,070	Taihan Electric Wire Co. Ltd.	101,075
9,010	Tong Yang Investment Bank(c)	109,009
1,220	Union Steel	25,248
4,740	Woongjin Coway Co. Ltd.	124,505
871	Yuhan Corp.	146,515

		7,580,014

SPAIN — 0.6%
8,280	Abengoa SA	252,782
924	Adolfo Dominguez	62,267
3,200	Amper SA	38,310
14,572	Avanzit SA(c)	78,113
340	Banco de Andalucia SA	42,744
5,600	Banco Guipuzcoano SA	173,751
920	Baron de Ley(c)	51,958
4,659	Campofrio Alimentacion SA	82,238
176	Construcciones y Auxiliar de Ferrocarriles SA	25,316
7,290	Duro Felguera SA	67,549
2,895	Electrificaciones del Norte	94,109
24,192	Ercoros SA(c)	26,245

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
SPAIN (continued)
8,376	Europistas Concesionaria Espanola SA	$97,175
6,426	FAES FARMA SA	209,796
13,470	Grupo Catalana Occidente SA	443,894
2,930	Grupo Empresarial Ence SA	144,647
1,200	Iberpapel Gestion SA	26,190
71,995	La Seda de Barcelona SA - Class B(c)	199,396
2,017	Mecalux SA	77,744
1,142	Miquel y Costas	36,366
33,283	Natraceutical SA(c)	78,587
11,094	Natraceutical SA I-06 Shares	26,196
9,697	Obrascon Huarte Lain SA	246,290
697	Pescanova SA	24,375
5,465	Prosegur Cia de Seguridad SA	163,774
8,456	Sniace-Soc Nacional Industrias(c)	49,429
12,812	SOS Cuetara SA	197,860
10,058	Tavex Algodonera SA	43,518
22,221	Tubacex SA	133,296
1,330	Unipapel SA	38,533
21,386	Uralita SA	136,476
11,937	Urbas Proyectos Urbanisticos SA	42,506
3,665	Vidrala SA	94,021
183	Vidrala SA I-106 Shares(b)	4,701
10,207	Viscofan SA	174,956
38,050	Zeltia SA(c)	278,269

		3,963,377

SWEDEN — 0.8%
4,200	Active Biotech AB(c)	44,050
4,250	Axfood AB	139,462
5,000	Axis Communications AB	54,345
1,600	Bergman & Beving AB - Class B	35,888
5,200	Bilia AB - Class A	69,118
4,900	Cardo AB	149,258
2,600	Catena AB(c)	33,479
4,550	Clas Ohlson AB - Class B	90,718
7,100	Concordia Maritime AB - Class B	46,990
9,800	D Carnegie AB	187,251
19,800	Elekta AB - Class B	411,221
65,000	Enea AB(c)	27,629
10,800	Gunnebo AB	106,917
5,800	Haldex AB	115,439
2,765	Hexagon AB - Class B	103,128
8,000	HIQ International AB	40,208
5,500	Hoganas AB- Class B	141,262
13,000	IBS AB - Class B	37,259
39,000	Industrial & Financial Systems - Class B(c)	48,059
10,200	Intrum Justitia AB	105,567
28,800	JM AB	567,235
23,300	Klovern AB	84,523
27,300	Kungsleden AB	344,916
17,000	Lindex AB	226,552
7,500	Meda AB - Class A	168,227
8,700	Micronic Laser Systems AB(c)	78,599
3,750	Munters AB	145,381
5,000	NCC AB - Class B	112,151
4,800	Nibe Industrier AB -Class B	61,143
7,300	Nobia AB	258,751
13,800	Observer AB(c)	66,875
18,400	OMX AB	334,376
11,000	Peab AB	212,464
10,400	Q-Med AB	128,157
5,200	SkiStar AB	97,198
1,300	Sweco AB - Class B	39,599
9,800	Teleca AB - Class B(c)	34,194
59,000	Telelogic AB(c)	109,465
20,400	Trelleborg AB - Class B	429,331
800	TV4 AB	28,135
7,500	Wallenstam Byggnads AB - Class B	115,266

		5,629,786

SWITZERLAND — 2.1%
5,281	Actelion Ltd.(c)	889,329
275	Affichage Holding Genf	39,568
232	AFG Arbonia-Forster Holding	81,448
778	Allreal Holding AG	80,486

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
SWITZERLAND (continued)
934	Also Holding AG	$46,848
5,613	Ascom Holding AG	69,708
176	Bachem Holding AG - Class B	12,039
6,000	Baloise Holding AG	573,932
1,313	Bank Coop AG	85,489
60	Bank Sarasin & Compagnie AG - Class B	173,144
1,025	Banque Cantonale Vaudoise	437,503
6	Banque Privee Edmond de Rothschild SA	124,722
638	Barry Callebaut AG(c)	308,730
58	Belimo Holding AG	51,750
1,259	Berner Kantonalbank	205,946
1,600	Bobst Group AG	71,380
1,432	Bucher Industries AG	145,036
2,250	Charles Voegele Holding AG - Class A(c)	177,244
28,065	Converium Holding AG	359,822
35	Conzzeta Holding AG	63,864
16	Daetwyler Holding AG	74,338
896	Emmi AG	103,713
1,783	EMS-Chemie Holding AG	201,224
494	Energiedienst Holding AG(c)	204,501
532	Flughafen Zuerich AG	145,396
331	Forbo Holding AG(c)	115,938
570	Galenica Holding AG	145,816
641	Georg Fischer AG(c)	328,216
96	Gurit Holding AG	73,386
732	Helvetia Holdings AG	230,947
84	Hiestand Holding AG	91,829
216	Intershop Holdings	50,699
60	Jelmoli Holding AG	122,985
483	Kaba Holding AG - Class B(c)	141,128
200	Komax Holding AG(c)	22,105
10,619	Kudelski SA	327,349
684	Kuoni Reisen Holding(c)	373,326
800	Luzerner Kantonalbank(c)	167,196
250	Medisize Holding AG(c)	18,890
4,780	Micronas Semiconductor Holding(c)	96,826
2,715	OC Oerlikon Corp AG(c)	1,030,633
333	Orell Fuessli Holding AG	40,392
300	OZ Holding AG	19,895
124	Phoenix Mecano AG	51,831
9,000	Phonak Holding AG	574,414
7,963	PSP Swiss Property AG(c)	416,697
390	PubliGroupe SA	125,397
915	Rieter Holding AG	433,578
154	Romande Energie Holding SA	165,259
3,682	Saurer AG(c)	396,598
73	Schulthess Group	42,542
200	Schweiter Technologies AG	59,001
432	Schweizerhall Holding AG	44,796
151	Schweizerishe National- Versicherungs- Gesellsschaft	87,028
2,187	SEZ Holding AG(c)	64,078
130	Sia Abrasives Holding AG	43,366
436	Siegfried Holding AG	66,939
1,294	SIG Holding AG(c)	378,095
669	Sika AG(c)	871,171
120	Societa Elettrica Sopracener SA	26,140
461	St Galler Kantonalbank	183,429
890	Sulzer AG	783,369
3,595	Swiss Prime Site AG(c)	185,667
966	Swissfirst AG	57,538
38,012	Swisslog Holding AG(c)	42,777
162	Swissquote Group Holding SA	48,442
424	Tamedia AG	46,011
2,779	Tecan Group AG	148,997
5,714	Temenos Group AG(c)	75,786
1,313	Unilabs SA - BR(c)	43,272
4,161	Valiant Holding(c)	459,230
541	Valora Holding AG	144,812
20,015	Von Roll Holding AG(c)	47,461
5,401	Vontobel Holding AG	231,617
390	WMH Walter Meier AG - Class A	40,754
60	Zehnder Group AG	104,176

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
SWITZERLAND (continued)
1,324	Zueblin Immobilien Holding AG(c)	$11,334
20	Zuger Kantonalbank AG	58,197

		14,684,515

TAIWAN — 0.9%
70,000	Accton Technology Corp.(c)	36,407
31,586	Altek Corp.	52,893
44,000	Ambassador Hotel (The)	43,256
135,000	Arima Computer Corp.(c)	25,772
57,000	Bank of Kaohsiung	25,962
21,030	Basso Industry Corp.	23,804
247,000	BES Engineering Corp.	35,495
189,000	Cathay Real Estate Development Co. Ltd.(c)	115,346
121,000	Cheng Loong Corp.	40,924
24,125	Cheng Uei Precision Industry Co. Ltd.	83,408
97,000	Chia Hsin Cement Corp.(c)	54,970
45,045	Chicony Electronics Co. Ltd.	55,659
92,000	China Life Insurance Co.(c)	45,084
217,505	China Manmade Fibers(c)	43,158
31,139	China Metal Products	63,565
171,000	China Petrochemical Development Corp(c)	41,127
27,315	China Steel Chemical Corp.	40,854
59,000	Chin-Poon Industrial Co.	37,693
80,850	Chun Yuan Steel	31,720
51,000	Chung Hsin Electric & Machinery Manufacturing Corp.	28,365
55,000	Chung HWA Pulp	24,389
343,000	CMC Magnetics Corp.(c)	102,088
111,000	Compeq Manufacturing Co.(c)	47,554
81,689	Continental Engineering Corp.	56,977
132,000	Cosmos Bank Taiwan(c)	48,018
75,333	CTCI Corp.	50,505
30,000	CyberTAN Technology, Inc.	42,751
67,760	D-Link Corp.	75,272
136,000	Eastern Media International	41,705
23,161	Elite Semiconductor Memory Technology, Inc.	19,810
62,220	Elitegroup Computer Systems	32,080
238,000	Entie Commercial Bank(c)	63,324
73,810	Eternal Chemical Co. Ltd.	118,495
99,000	Evergreen International Storage & Transport Corp.	45,835
32,884	Everlight Electronics Co. Ltd.	86,504
88,452	Far Eastern Department Stores Co. Ltd.	44,808
114,014	Far Eastern International Bank	52,272
44,000	Feng Hsin Iron & Steel Co.	42,264
41,601	Feng TAY Enterprise Co. Ltd.	31,517
24,000	Formosa International Hotels Corp.	64,216
176,092	Formosa Taffeta Co. Ltd.	94,498
94,640	Fu Sheng Industrial Co. Ltd.	79,667
26,000	Giant Manufacturing Co. Ltd.	40,646
94,500	Gigabyte Technology Co. Ltd.	68,469
169,728	Goldsun Development & Construction Co. Ltd.	72,458
47,927	Greatek Electonics, Inc.	54,321
172,010	Hsinchu International Bank	123,335
37,000	Hung Poo Real Estate Development Corp.	40,824
69,000	Hung Sheng Construction Co. Ltd.	47,089
33,000	Ichia Technologies, Inc.(c)	32,839

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
TAIWAN (continued)
16,170	Johnson Health Tech Co. Ltd.	$112,540
66,148	Kenda Rubber Industrial Co. Ltd.(c)	34,404
106,909	King Yuan Electronics Co. Ltd.	75,531
141,185	King’s Town Bank(c)	43,719
234,855	Kinpo Electronics, Inc.	84,375
114,239	Lien Hwa Industrial Corp.	53,234
75,000	Long Bon Development Co. Ltd.	39,346
399,843	Macronix International(c)	134,633
16,237	Merry Electronics Co. Lt d.	49,791
124,619	Micro-Star International Co. Ltd.	66,876
8,400	NAN King Rubber Tire Co. Ltd.	12,096
48,000	Nien Hsing Textile Co. Ltd.	26,552
32,606	Nien Made Enterprises	27,839
49,000	Optimax Technology Corp.(c)	32,851
131,000	Opto Technology Corp.(c)	51,199
60,049	Oriental Union Chemical Corp.	35,745
33,495	Pan-International Industrial	52,061
47,899	Phoenix Precision Technology Corp.	50,905
44,000	Phoenixtec Power Co. Ltd.	46,365
26,260	Pihsiang Machinery Manufacturing Co. Ltd.	55,974
38,192	Premier Image Technology Corp.	72,222
161,686	Prince Housing Development Corp.	108,155
121,000	Prodisc Technology, Inc.(c)	10,077
119,070	Realtek Semiconductor Corp.	158,223
120,000	Ritek Corp.(c)	28,681
99,000	Ruentex Industries Ltd.	50,449
213,000	Sampo Corp.(c)	27,856
90,000	Sanyang Industrial Co. Ltd.	48,162
37,000	Sheng Yu Steel Co. Ltd.	30,590
53,000	Shihlin Electric & Engineering Corp.	50,988
32,000	Shihlin Paper Corp.(c)	40,502
181,000	Shinkong Synthetic Fibers Corp.(c)	38,363
205,869	Silicon Integrated Systems Corp.	93,457
44,400	Sincere Navigation	50,657
90,726	Sintek Photronic Corp.(c)	14,020
19,200	Sinyi Realty Co.	46,178
23,137	Springsoft, Inc.	28,067
117,000	Systex Corp.	32,713
51,000	TA Chen Stainless Pipe	55,581
249,000	Ta Chong Bank Co. Ltd.	77,105
262,000	Taichung Commercial Bank(c)	49,466
169,000	Tainan Spinning Co. Ltd.(c)	42,577
28,026	Taiwan Green Point Enterprise Co. Ltd.	77,601
56,870	Taiwan Life Insurance Co. Ltd.	66,423
71,544	Taiwan Navigation Co. Ltd.	46,782
38,117	Taiwan Secom Co. Ltd.	60,048
45,000	Taiwan Sogo Shin Kong SEC	38,151
74,200	Taiwan Styrene Monomer(c)	30,561
312,000	Teco Electric and Machinery Co. Ltd.	121,939
60,965	Test-Rite International Co.	31,525
152,000	Ton Yi Industrial Corp.	41,127
31,000	Tong Yang Industry Co. Ltd.	22,461
24,244	Transcend Information, Inc.	55,758
28,280	Tsann Kuen Enterprise Co. Ltd.	23,806
84,135	TSRC Corp.	52,991
67,100	Tung Ho Steel Enterprise Corp.	55,475

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
TAIWAN (continued)
131,000	Union Bank of Taiwan(c)	$36,115
104,905	Universal Scientific Industrial Co. Ltd.	43,996
111,000	USI Corp.	29,366
55,830	Walsin Technology Corp.	45,151
151,000	Waterland Financial Holdings	45,124
106,099	Wistron Corp.	122,805
117,597	Ya Hsin Industrial Co. Ltd.	91,214
229,194	Yieh Phui Enterprise	92,332
245,819	Yuen Foong Yu Paper Manufacturing Co. Ltd.	91,639
71,000	Yungtay Engineering Co. Ltd.	37,675
29,380	Zyxel Communications Corp.	33,388

		6,303,570

THAILAND — 0.3%
108,700	Amata Corp. Public Co. Ltd.	47,110
547,800	Asian Property Development Public Co. Ltd.	65,101
193,700	Bangkok Dusit Medical Services Public Co. Ltd.	147,832
8,600	Bangkok Insurance Public Co. Ltd.	51,102
80,000	Bumrungrad Hospital Public Co. Ltd.	80,136
665,600	CalComp Electronics Public Co. Ltd.	71,844
129,500	Central Plaza Hotel Public Co. Ltd.	25,238
190,700	CH. Karnchang Public Co. Ltd.	48,601
208,200	Delta Electronics Thai Public Co. Ltd.	102,717
128,700	Hana Microelectronics Public Co. Ltd.	94,716
164,612	Home Product Center Public Co. Ltd.	39,036
63,100	ICC International Public Co. Ltd.	74,817
119,900	Kiatnakin Bank Public Co. Ltd.	104,581
75,500	Kim Eng Securities Public Co. Ltd.	46,715
116,800	Major Cineplex Group Public Co Ltd.	47,755
28,700	MBK Public Co. Ltd.	43,026
92,700	Regional Container Line Public Co. Ltd.	57,862
153,900	Robinson Department Store Public Co. Ltd.(c)	47,402
115,300	Rojana Industrial Park Public Co. Ltd.	47,141
2,132,000	Sahaviriya Steel Industries Public Co. Ltd.(c)	67,992
156,500	Samart Corp. Public Co. Ltd.	42,658
236,000	Shin Satellite Public Co. Ltd.(c)	55,643
36,500	Siam Makro Public Co. Ltd.	78,099
177,400	Sino Thai Engineering & Construction Public Co. Ltd.	27,562
211,600	Thai Plastic & Chemical Public Co. Ltd.	98,050
18,200	Thai Stanley Electric Public Co. Ltd.	81,357
244,900	Thanachart Capital Public Co. Ltd.	101,465
91,800	Thoresen Thai Agencies Public Co. Ltd.	66,309
89,300	Ticon Industrial Connection Public Co. Ltd.	46,004
256,900	Vinythai Public Co. Ltd.	60,921

		1,968,792

TURKEY — 0.6%
7,179	Acibadem Saglik Hizmetler ve Ticaret AS	78,822
13,070	Akcansa Cimento AS	70,856
5,197	Akenerji Elektrik Uretim AS(c)	15,335

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
TURKEY (continued)
5,321	Aksa Akrilik Kimya Sanayii(c)	$56,597
43,688	Aksigorta AS	182,877
26,950	Alarko Holding AS	76,194
26,243	Anadolu Cam Sanayii AS	92,744
29,166	Anadolu Hayat Emeklilik AS	96,469
30,967	Anadolu Sigorta	56,525
48,387	Aygaz AS(c)	124,848
5,750	Bati Cimento	34,131
21,743	Beko Elektonik(c)	31,930
34,153	Bolu Cimento Sanayii AS	73,122
264	Bosch Fren Sistemleri Sanyi ve Ticaret(c)	30,798
514	Brisa Bridgestone Sabanci	31,216
2,223	BSH Ev Aletleri Sanayi ve Ticaret AS	47,671
11,254	Bursa Cimento	85,723
2,388	Celebi Hava Servisi	48,342
26,493	Cimsa Cimento Sanayi ve Ticaret AS	162,712
10,444	Deva Holding AS	64,144
12,000	Dogus Otomotiv Servis ve Ticaret AS	58,878
28,076	Eczacibasi Ilac Sanayi(c)	90,167
62,765	Hurriyet Gazetecilik AS	180,036
60,066	Ihlas Holding(c)	23,907
5,103	Izocam Ticaret ve Sanayi AS	56,379
306	Kartonsan Karton Sanayi	34,647
842	Konya Cimento Sanayii AS	47,669
13,000	Kordsa Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret AS	35,327
10,922	Mardin Cimento Sanayii	65,581
46,746	Migros Turk TAS(c)	538,913
5,026	Otokar Otobus Karoseri Sanayi AS	47,251
52,103	Tekstil Bankasi AS(c)	66,860
61,111	Tofas Turk Otomobil Fabrikasi AS	202,131
56,888	Trakya Cam Sanayi AS	159,275
7,462	Turk Demir Dokum Fabrikalari AS	64,008
10,899	Turk Ekonomi Bankasi AS	126,401
76,390	Turk Sise ve Cam Fabrikalari AS(c)	296,177
30,300	Ulker Gida Sanayi ve Ticaret AS	86,497
16,965	Uzel Makina Sanayii AS(c)	39,582
42,641	Vestel Elektonik Sanayi(c)	112,949
15,401	Yapi Kredi Finansal Kiralama AO(c)	46,713
9,284	Yapi Kredi Sigorta AS(c)	42,048
12,270	Zorlu Enerji Elektrik Uretim AS(c)	36,543

		3,918,995

UNITED KINGDOM — 7.0%
41,497	Abbot Group Plc	238,266
43,351	Aberdeen Asset Management Plc	145,956
10,925	Acambis Plc(c)	30,739
19,217	AEA Technology Plc(c)	35,558
39,223	Aga Foodservice Group Plc	303,583
63,284	Aggreko Plc	429,153
23,058	Alfred McAlpine Plc	237,077
23,178	Alizyme Plc(c)	44,434
22,277	Alpha Airports Group Plc	28,790
16,793	Anglo Pacific Group Plc	44,607
56,872	Anite Group Plc	79,738
57,224	Arena Leisure Plc	43,663
64,638	Arla Foods UK Plc	81,687
87,704	Ashtead Group Plc	239,240
23,379	Atkins (WS) Plc	389,999
20,140	Autonomy Corp. Plc(c)	184,600
10,641	Aveva Group Plc	121,384
76,299	Avis Europe Plc(c)	94,604
7,640	Axis-Shield Plc(c)	44,049
47,470	Babcock International Group Plc	339,796
2,496	Barr (A.G.) Plc	54,850
16,589	Bellway Plc	426,252
4,293	Bespak Plc	48,316
6,704	Blacks Leisure Group Plc	55,885

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
UNITED KINGDOM (continued)
11,301	Bloomsbury Publishing Plc	$67,259
73,858	Bodycote International Plc	346,234
28,106	Bovis Homes Group Plc	507,181
8,349	BPP Holdings Plc	75,689
24,665	Brewin Dolphin Holdings Plc	80,808
62,719	Brit Insurance Holdings Plc	387,634
32,163	Brixton Plc	329,772
27,256	BSS Group Plc	182,623
20,638	BTG Plc(c)	52,261
23,742	Burren Energy Plc	376,580
4,396	Business Post Group Plc	35,136
20,763	Capital & Regional Plc	508,946
8,149	Care U.K. Plc	89,382
62,577	Carillion Plc	459,572
7,600	Cariplo London(c)	197,904
8,224	Carpetright Plc	186,841
7,437	Charles Stanley Group Plc	49,476
34,206	Charter Plc(c)	601,605
4,667	Chemring Group Plc	140,928
38,662	Chloride Group Plc	102,144
52,215	Christian Salvesen Plc	67,730
11,306	Chrysalis Group Plc	29,223
2,754	Clarkson Plc	40,793
27,959	Clinton Cards Plc	34,933
14,130	CLS Holdings Plc(c)	176,548
38,584	Collins Stewart Tullett Plc	631,499
55,637	Colt Telecom Group SA(c)	150,441
27,294	Communisis Plc	44,255
13,614	Computacenter Plc	68,235
45,221	Cookson Group Plc	500,318
5,973	Corin Group Plc	29,624
69,204	Costain Group Plc(c)	77,226
24,448	Countrywide Plc	240,059
7,117	Cranswick Plc	102,567
22,947	Crest Nicholson Plc	249,067
34,340	Croda International Plc	344,560
4,982	Daejan Holdings Plc	439,298
31,525	Dairy Crest Group Plc	367,430
17,930	Dana Petroleum Plc(c)	412,141
39,957	Davis Service Group Plc	374,433
40,487	De La Rue Plc	479,607
21,260	Delta Plc	62,454
13,863	Derwent Valley Holdings Plc	524,659
12,745	Detica Group Plc	78,953
7,284	Development Securities Plc	91,983
26,078	Devro Plc	59,943
9,766	Dicom Group Plc	48,436
291,916	Dimension Data Holdings Plc(c)	212,807
3,423	Diploma Plc	52,955
10,261	Domestic & General Group Plc	190,548
17,282	Domino Printing Sciences Plc	94,202
119,309	DS Smith Plc	392,591
2,886	DTZ Holdings Plc	34,573
34,319	easyJet Plc(c)	345,003
19,176	Electrocomponents Plc	105,531
107,465	Elementis Plc	178,346
60,798	Ennstone Plc	56,538
103,824	Enodis Plc	366,889
71,664	Entertainment Rights Plc(c)	39,644
14,750	Erinaceous Group Plc	90,951
7,942	Euromoney Institutional Investor Plc	70,068
36,731	Evolution Group Plc	87,583
11,644	Expro International Group Plc	169,697
84,364	F&C Asset Management Plc	292,087
17,159	Fenner Plc	73,647
11,172	Filtronic Plc	39,000
18,220	Findel Plc	201,757
93,116	First Choice Holidays Plc	400,099
117,465	FKI Plc	214,548
13,270	Forth Ports Plc	464,499
312,657	Fortune Oil Plc(c)	33,876
11,898	Freeport Plc	101,395
8,125	French Connection Group Plc	32,703
58,668	Future Plc	38,050
145,122	Galiform Plc(c)	279,597
39,778	Galliford Try Plc	102,057

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
UNITED KINGDOM (continued)
85,424	Game Group Plc	$142,990
5,558	Games Workshop Group Plc	38,486
13,815	GCAP Media Plc	56,395
10,109	Go-Ahead Group Plc	388,370
23,061	Grainger Trust Plc	285,497
41,729	Great Portland Estates Plc	478,399
28,000	Greene King Plc	511,951
2,569	Greggs Plc	203,372
55,000	Guinness Peat Group Plc	88,654
13,167	Gyrus Group Plc(c)	91,049
108,988	Halma Plc	433,994
25,455	Headlam Group Plc	263,907
13,525	Helical Bar Plc	111,455
21,037	Helphire Plc	152,692
186,088	Henderson Group Plc	392,246
10,970	Hill & Smith Holdings Plc	56,448
94,783	Hiscox Plc	480,035
100,708	HMV Group Plc	304,489
9,757	Holidaybreak Plc	131,960
17,525	Homeserve Plc	594,720
64,031	House of Fraser Plc	179,856
18,628	Hunting Plc	177,670
8,255	Huntleigh Technology Plc	59,878
22,235	Huntsworth Plc	38,173
8,600	IG Group Holdings Plc	41,792
37,129	Imagination Technologies Group Plc(c)	65,160
14,166	Incisive Media Plc	52,424
65,271	Innovation Group Plc(c)	36,730
872	Intermediate Capital Group Plc	24,352
26,823	Interserve Plc	194,433
28,289	Intertek Group Plc	444,115
54,293	iSOFT Group Plc	47,123
3,624	Isotron Plc	56,064
8,493	James Fisher & Sons Plc	80,032
31,692	Jardine Lloyd Thompson Group Plc	253,002
40,455	JJB Sports Plc	160,514
15,444	JKX Oil & Gas Plc	91,474
38,467	John Laing Plc	290,210
10,464	John Menzies Plc	87,827
82,832	John Wood Group Plc	371,711
9,692	Johnson Service Group Plc	72,519
10,924	Keller Group Plc	157,432
7,004	Kensington Group Plc	120,846
8,554	Kier Group Plc	334,667
58,092	Kiln Plc	110,260
56,498	Kingston Communications Plc	69,514
22,308	Laird Group Plc	153,194
79,800	LogicaCMG Plc(c)	251,916
44,830	London Clubs International Plc(c)	115,019
80,779	London Merchant Securities	431,839
30,853	London Scottish Bank Plc	69,153
33,575	Lookers Plc	104,396
17,104	Luminar Plc	191,846
3,333	M.J. Gleeson Group Plc	22,920
33,489	Marshalls Plc	214,804
15,625	Marylebone Warwick Balfour Group Plc(c)	64,082
60,034	Matalan Plc	225,888
29,022	Mcbride Plc	97,574
8,244	McKay Securities Plc	64,319
15,063	Melrose Resources Plc	104,878
73,933	Michael Page International Plc	569,768
6,452	Millennium & Copthorne Hotels Plc	65,938
25,564	Minerva Plc(c)	170,433
88,851	Misys Plc	345,333
64,668	Mitie Group Plc	252,884
73,164	Morgan Crucible Co	365,311
6,436	Morgan Sindall Plc	152,235
24,499	Morse Plc	43,111
18,969	Mothercare Plc	125,741
16,232	Mouchel Parkman Plc	119,519
13,494	Mucklow (A & J) Group Plc	127,995
71,685	MyTravel Group Plc(c)	257,761
51,783	N Brown Group Plc	262,012
14,705	Nestor Healthcare Group Plc	36,326
125,910	Northern Foods Plc	213,161

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
UNITED KINGDOM (continued)
152,436	Northgate Information Solutions Plc	$233,352
17,780	Northgate Plc	370,367
65,932	Oxford Biomedica Plc(c)	32,071
37,301	Pace Micro Technology Plc(c)	40,558
28,492	Pendragon Plc	287,513
56,972	Photo-Me International Plc	106,504
14,705	Pinnacle Staffing Group Plc(c)	2,805
73,007	Premier Farnell Plc	259,730
33,460	Premier Foods Plc	173,450
19,340	Premier Oil Plc(c)	474,803
39,282	Psion Plc	84,861
41,130	PZ Cussons Plc	122,787
300	Rathbone Brothers Plc	6,718
49,551	Redrow Plc	580,835
200,767	Regus Group Plc(c)	408,826
6,250	Renishaw Plc	89,596
2,330	Rensburg Sheppards Plc	36,846
28,774	Restaurant Group Plc	135,162
7,755	Ricardo Plc	45,674
13,819	RM Plc	44,747
15,157	Robert Wiseman Dairies Plc	125,265
4,544	ROK Plc	66,050
20,874	Rotork Plc	312,574
4,749	Royalblue Group Plc	83,841
23,225	RPC Group Plc	112,530
48,653	RPS Group Plc	216,244
31,022	Savills Plc	357,129
5,920	ScS Upholstery Plc	59,315
10,691	SDL Plc(c)	44,866
48,494	Senior Plc	58,278
9,699	Senior Plc(c)	10,823
3,127	Severfield-Rowen Plc	93,053
32,455	Shaftesbury Plc	388,175
55,216	Shanks Group Plc	201,176
29,368	SIG Plc	559,092
192,981	Skyepharma Plc(c)	89,270
54,898	SMG Plc	62,309
37,047	Smiths News Plc(c)	89,043
16,509	Soco International Plc(c)	472,064
9,134	Sondex Plc	48,656
24,624	Spectris Plc	310,014
6,322	Speedy Hire Plc.	124,937
16,818	Spirax-Sarco Engineering Plc	298,998
170,913	Spirent Communications Plc(c)	184,205
54,276	SSL International Plc	348,653
7,688	St. Ives Group Plc	36,077
20,664	St. Modwen Properties Plc	212,856
77,807	Stanelco Plc(c)	1,766
4,849	Surfcontrol Plc(c)	44,399
102,352	Taylor Nelson Sofres Plc	405,128
22,970	TDG Plc	104,284
5,162	Ted Baker Plc	51,327
2,707	Telent Plc	25,612
33,326	THUS Group Plc(c)	96,628
35,892	Topps Tiles Plc	170,823
11,051	Town Centre Securities Plc	134,072
35,484	TT electronics Plc	150,605
30,000	UK Coal Plc(c)	139,920
16,341	Ultra Electronics Holdings	348,808
10,108	Umeco Plc	87,731
22,021	Uniq Plc	79,392
34,395	Unite Group Plc	326,248
6,853	UTV Plc	47,192
23,332	Venture Production Plc(c)	355,167
43,438	Vernalis Plc(c)	49,509
22,798	Victrex Plc	313,118
26,617	Viridian Group Plc	672,749
6,702	Vitec Group Plc (The)	67,758
36,133	VT Group Plc	331,533
6,081	Warner Estate Holdings Plc	89,899
51,005	Weir Group Plc (The)	497,421
6,330	Wembley Plc(b)(c)	241
43,403	Wetherspoon (J.D.) Plc	463,645
37,047	WH Smith Plc(c)	260,770
25,456	Whatman Plc.	140,821
14,285	Wilmington Group Plc	59,200
15,256	Wincanton Plc	100,255
14,049	Wolfson Microelectronics Plc(c)	77,316

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
UNITED KINGDOM (continued)
19,706	Wolverhampton & Dudley Brew Plc	$547,692
339,266	Woolworths Group Plc	237,835
41,464	Workspace Group Plc	321,917
8,449	WSP Group Plc	79,134
10,220	Xaar Plc	33,532
89,364	Xansa Plc	134,669
30,967	Yule Catto & Co. Plc	137,046

		48,739,960

UNITED STATES — 45.7%
13,550	@Road, Inc.(c)	85,229
2,800	1-800 Contacts, Inc.(c)	41,748
3,850	1st Source Corp.	121,506
13,400	21st Century Insurance Group	211,452
5,000	24/7 Real Media, Inc.(c)	49,500
76,715	3Com Corp.(c)	372,835
2,629	4Kids Entertainment, Inc.(c)	47,769
9,600	99 Cents Only Stores(c)	115,104
7,100	Aaron Rents, Inc.	176,648
5,000	Abiomed, Inc.(c)	71,000
205,000	ABM Industries, Inc.	4,071,300
6,700	Abraxas Petroleum Corp.(c)	24,120
4,020	AC Moore Arts & Crafts, Inc.(c)	88,159
5,700	Acacia Research-Acacia Technologies(c)	72,846
3,344	Acadia Pharmaceuticals, Inc.(c)	31,701
6,600	Acadia Realty Trust	168,630
6,900	ACCO Brands Corp.(c)	167,670
2,943	Accredited Home Lenders Holding Co.(c)	90,056
5,546	Actel Corp.(c)	90,899
10,900	ActivIdentity Corp.(c)	60,604
22,500	Actuant Corp. - Class A	1,155,150
12,150	Actuate Corp.(c)	63,423
7,786	Acuity Brands, Inc.	385,718
26,180	Adaptec, Inc.(c)	118,596
5,200	Administaff, Inc.	179,140
8,500	Adolor Corp.(c)	116,535
12,100	Adtran, Inc.	279,994
7,300	Advanced Energy Industries, Inc.(c)	114,756
1,400	Advanced Magnetics, Inc.(c)	58,100
1,310	Advanta Corp. - Class A	47,029
2,000	Advanta Corp. - Class B	78,480
2,500	Advent Software, Inc.(c)	92,550
9,360	ADVENTRX Pharmaceuticals, Inc.(c)	31,543
1,000	Advisory Board Co. (The)(c)	55,220
900	ADVO, Inc.	26,424
1,000	AEP Industries, Inc.(c)	52,680
14,563	Aeroflex, Inc.(c)	157,281
4,600	Aeropostale, Inc.(c)	134,826
11,402	Aether Holdings, Inc.(c)	77,192
3,600	AFC Enterprises(c)	58,680
54,800	Aftermarket Technology Corp.(c)	1,029,692
2,400	AGCO Corp.(c)	64,200
11,908	Agile Software Corp.(c)	80,260
4,000	Agilysys, Inc.	59,320
872	Agree Realty Corp.	30,572
2,800	Air Methods Corp.(c)	67,760
4,700	Airspan Networks, Inc.(c)	13,865
16,229	Airtran Holdings, Inc.(c)	161,803
20,700	AK Steel Holding Corp.(c)	309,051
5,900	Akorn, Inc.(c)	25,842
1,400	Alabama National Bancorporation	94,990
900	Alamo Group, Inc.	20,880
4,900	Alaska Air Group, Inc.(c)	196,735
8,800	Alaska Communications Systems Group, Inc.	126,632
5,144	Albany International Corp. - Class A	172,890
7,093	Albany Molecular Research, Inc.(c)	84,478
7,500	Albemarle Corp.	487,725
5,000	Alderwoods Group, Inc.(c)	99,450
6,400	Aleris International, Inc.(c)	329,664

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
UNITED STATES (continued)
1,600	Alexion Pharmaceuticals, Inc.(c)	$59,776
14,918	Alfa Corp.	275,536
1,000	Alico, Inc.	62,000
6,800	Align Technology, Inc.(c)	94,248
7,929	Alkermes, Inc.(c)	133,207
12,000	Alleghany Corp.(c)	3,669,000
4,400	Allete, Inc.	198,440
6,000	Alliance Imaging, Inc.(c)	50,760
17,900	Alliance One International, Inc.(c)	86,278
3,808	Allis-Chalmers Energy, Inc.(c)	57,387
8,800	Allos Therapeutics, Inc.(c)	34,320
6,556	Allscripts Healthcare Solutions, Inc.(c)	154,656
3,400	Alnylam Pharmaceuticals, Inc.(c)	67,048
6,400	Alpharma, Inc. - Class A	141,248
6,200	Altiris, Inc.(c)	139,562
3,470	Ambassadors Group, Inc.	95,043
5,400	AMCOL International Corp.	142,074
2,607	Amcore Financial, Inc.	81,625
3,000	Amedisys, Inc.(c)	121,710
1,700	Amerco, Inc.(c)	155,924
4,100	American Axle & Manaufacturing Holdings, Inc.	76,875
4,100	American Campus Communities, Inc.	109,183
3,400	American Ecology Corp.	70,720
6,700	American Equity Investment Life Holding Co.	85,492
6,700	American Greetings Corp. - Class A	160,197
300	American Italian Pasta Co. - Class A(c)	2,247
155,831	American Medical Systems Holdings, Inc.(c)	2,775,350
2,238	American Physicians Capital, Inc.(c)	122,441
3,000	American States Water Co.	126,000
5,802	American Superconductor Corp.(c)	55,061
2,800	American Vanguard Corp.	44,296
2,500	American Woodmark Corp.	92,475
2,382	AmericanWest Bancorp	49,832
2,894	America’s Car-Mart, Inc.(c)	43,236
7,100	AMERIGROUP Corp.(c)	212,716
1,933	Ameris Bancorp	53,950
6,100	Ameristar Casinos, Inc.	150,121
1,600	Ameron International Corp.	117,200
10,675	AMICAS, Inc.(c)	33,626
12,100	AMIS Holdings, Inc.(c)	116,039
30,900	Amkor Technology, Inc.(c)	213,519
5,872	AMN Healthcare Services, Inc.(c)	148,503
6,000	Amsurg Corp.(c)	126,120
9,600	Anadigics, Inc.(c)	77,568
1,300	Analogic Corp.	72,553
3,872	Anaren, Inc.(c)	77,866
3,500	Anchor Bancorp Wisconsin, Inc.	101,640
5,300	Andrew Corp.(c)	49,078
10,100	Andrx Corp.(c)	248,359
5,500	Anixter International, Inc.(c)	328,680
4,898	Ansoft Corp.(c)	130,581
5,143	Ansys, Inc.(c)	236,578
5,300	Apogee Enterprises, Inc.	85,277
6,300	Applebee’s International, Inc.	143,766
12,953	Applera Corp. - Cellera Genomics Group(c)	201,031
6,964	Applied Industrial Technologies, Inc.	200,145
55,800	Applied Micro Circuits Corp.(c)	170,190
5,100	Apria Healthcare Group, Inc.(c)	118,779
72,950	Aptargroup, Inc.	4,005,684

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
UNITED STATES (continued)
10,429	aQuantive, Inc.(c)	$283,460
70,600	Aquila, Inc.(c)	324,054
4,500	Arbitron, Inc.	189,000
11,800	Arcadia Resources, Inc.(c)	37,642
1,500	Arch Chemicals, Inc.	50,190
700	Arctic Cat, Inc.	12,537
8,400	Arena Pharmaceuticals, Inc.(c)	128,100
1,500	Arena Resources, Inc.(c)	53,580
5,468	Argonaut Group, Inc.(c)	185,967
10,900	Ariad Pharmaceuticals, Inc.(c)	47,415
14,817	Ariba, Inc.(c)	111,868
4,700	Arkansas Best Corp.	192,606
6,200	Armor Holdings, Inc.(c)	319,052
4,300	Arqule, Inc.(c)	17,286
7,728	Array Biopharma, Inc.(c)	75,889
15,800	Arris Group, Inc.(c)	211,720
38,800	Arrow International, Inc.	1,387,100
5,500	Art Technology Group, Inc.(c)	13,750
52,243	Arthrocare Corp.(c)	2,111,140
10,772	ArvinMeritor, Inc.	161,795
6,700	Asbury Automotive Group, Inc.	160,800
8,200	Ashford Hospitality Trust, Inc.	105,616
1,700	Aspect Medical Systems, Inc.(c)	30,379
6,100	Aspen Technology, Inc.(c)	61,122
7,000	Asset Acceptance Capital Corp.(c)	124,670
1,300	Associated Estates Realty Corp.	21,385
1,920	Asta Funding, Inc.	65,357
2,300	Astec Industries, Inc.(c)	73,347
3,600	ASV, Inc.(c)	52,596
11,600	Asyst Techologies, Inc.(c)	86,188
6,904	Atherogenics, Inc.(c)	89,752
6,700	Atheros Communications, Inc.(c)	145,591
1,500	Atlantic Coast Federal	27,225
2,400	Atlas Air Worldwide Holdings, Inc.(c)	109,176
1,171	Atlas America, Inc.(c)	56,220
91,800	Atmel Corp.(c)	527,850
5,063	ATMI, Inc.(c)	160,446
5,000	ATP Oil & Gas Corp.(c)	214,950
2,600	Atwood Oceanics, Inc.(c)	120,120
2,707	Audiovox Corp. - Class A(c)	35,515
4,350	AVANIR Pharmaceuticals - Class A(c)	17,313
6,400	Avid Technology, Inc.(c)	231,168
3,800	Avista Corp.	97,812
6,100	Avocent Corp.(c)	223,931
15,700	Axcelis Technologies, Inc.(c)	108,330
1,820	Aztar Corp.(c)	97,497
1,400	AZZ, Inc.(c)	52,934
1,300	Badger Meter, Inc.	32,799
1,044	Balchem Corp.	23,344
2,700	Baldor Electric Co.	86,616
7,732	Bally Technologies, Inc.(c)	153,480
2,600	Bancfirst Corp.	129,350
2,600	Bancorp, Inc. (The)(c)	62,530
29	Bancorpsouth, Inc.	741
1,200	Bandag, Inc.	52,668
7,500	Bank Mutual Corp.	90,900
1,900	Bank of The Ozarks, Inc.	59,527
3,700	BankAtlantic Bancorp, Inc. - Class A	48,470
3,400	BankFinancial Corp.	61,642
3,086	Bankrate, Inc.(c)	98,598
1,300	Bankunited Financial Corp. - Class A	35,061
1,900	Banner Corp.	82,574
4,229	Banta Corp.	187,260
7,858	Barnes Group, Inc.	157,553
2,300	Barrett Business Sevices(c)	49,128
500	Bassett Furniture Industries, Inc.	8,260
9,100	BE Aerospace, Inc.(c)	230,048
36,619	BearingPoint, Inc.(c)	305,036
300	Beasley Broadcasting Group, Inc. - Class A	2,103
5,500	Bebe Stores, Inc.	136,565
1,500	Bel Fuse, Inc. - Class B	53,430

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
UNITED STATES (continued)
7,226	Belden CDT, Inc.	$261,581
16	Bell Microproducts, Inc.(c)	108
9,150	Benchmark Electronics, Inc.(c)	242,932
5,100	Bentley Pharmaceuticals, Inc.(c)	64,005
1,100	Berkshire Hills Bancorp, Inc.	39,776
2,800	Berry Petroleum Co. - Class A	83,580
3,100	Beverly Hills Bancorp, Inc.	26,009
4,700	BFC Financial Corp. - Class A(c)	27,401
2,700	Big 5 Sporting Goods Corp.	64,908
15,100	Big Lots, Inc.(c)	318,308
2,900	BioCryst Pharmaceuticals, Inc.(c)	34,423
9,100	Bioenvision, Inc.(c)	46,774
13,300	BioMarin Pharmaceuticals, Inc.(c)	213,199
6,200	BioMed Realty Trust, Inc.	199,826
30,000	Bio-Rad Laboratories, Inc. - Class A(c)	2,202,600
1,500	Bio-Reference Labs, Inc.(c)	35,445
2,000	Biosite, Inc.(c)	91,860
5,500	BioVeris Corp.(c)	52,855
4,600	BJ’s Restaurants, Inc.(c)	99,038
2,798	Black Box Corp.	124,763
2,520	Black Hills Corp.	86,965
1,500	Blackboard, Inc.(c)	41,565
13,290	Blockbuster, Inc. - Class A(c)	52,097
7,117	Blockbuster, Inc. - Class B(c)	25,337
4,400	Blount International, Inc.(c)	48,180
2,700	Blue Coat Systems, Inc.(c)	60,210
6,000	Bluegreen Corp.(c)	75,240
3,400	Blyth, Inc.	81,328
3,850	Bob Evans Farms, Inc.	130,554
2,600	Bon-Ton Stores, Inc. (The)	92,716
2,700	Books-A-Million, Inc.	53,973
900	Borders Group, Inc.	18,531
16,300	Borland Software Corp.(c)	89,976
1,200	Boston Beer Co., Inc. - Class A(c)	43,800
61,100	Boston Private Financial Holdings, Inc.	1,688,804
3,187	Bottomline Technologies, Inc.(c)	30,850
3,202	Bowne & Co., Inc.	50,047
3,400	Bradley Pharmaceuticals, Inc.(c)	59,160
33,486	Brady Corp. - Class A	1,238,982
500	Briggs & Stratton Corp.	12,745
10,700	Brigham Exploration Co.(c)	83,353
41,200	Bright Horizons Family Solutions, Inc.(c)	1,582,904
11,740	Brightpoint, Inc.(c)	142,054
4,500	Bristol West Holdings, Inc.	62,640
2,700	Bristow Group, Inc.(c)	89,640
16,740	Broadwing Corp.(c)	250,765
21,100	Brocade Communications Systems, Inc.(c)	171,121
4,823	Brookline Bancorp, Inc.	64,291
10,322	Brooks Automation, Inc.(c)	146,572
5,164	Brown Shoe Co., Inc.	201,189
20,848	Bruker BioSciences Corp.(c)	165,950
3,700	Brush Engineered Materials, Inc.(c)	124,542
7,500	Buckeye Technologies, Inc.(c)	77,925
1,700	Buckle, Inc. (The)	67,286
4,916	Building Material Holding Corp.	128,111
300	C & D Technologies, Inc.	1,488
8,400	Cabela’s, Inc. - Class A(c)	198,240
3,200	Cabot Microelectronics Corp.(c)	91,360
3,600	Cache, Inc.(c)	77,220

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
UNITED STATES (continued)
44,000	CACI International, Inc. - Class A(c)	$2,531,760
1,700	Cadiz, Inc.(c)	34,595
3,700	California Pizza Kitchen, Inc.(c)	119,399
3,100	California Water Service Group	120,590
7,124	Caliper Life Sciences, Inc.(c)	36,332
7,900	Callaway Golf Co.	106,097
2,700	Callon Petroleum Co.(c)	41,526
4,300	Cambrex Corp.	100,620
900	Camden National Corp.	39,960
5,018	Candela Corp.(c)	71,005
3,700	Cantel Medical Corp.(c)	53,169
1,574	Capital Corp. of the West	47,614
4,000	Capital Senior Living Corp.(c)	38,200
2,600	Capitol Bancorp Ltd.	121,992
17,400	Capstone Turbine Corp.(c)	27,492
5,500	Caraco Pharmaceutical Laboratories Ltd.(c)	62,920
5,900	Caraustar Industries, Inc.(c)	63,897
1,050	CARBO Ceramics, Inc.	35,385
4,975	Cardinal Financial Corp.	51,242
900	Carmike Cinemas, Inc.	17,955
6,900	Carrier Access Corp.(c)	43,194
4,600	Carrizo Oil & Gas, Inc.(c)	131,376
2,200	Carter’s, Inc.(c)	62,106
2,610	Cascade Corp.	133,632
1,739	Cascade Natural Gas Corp.	44,762
2,600	Casella Waste Systems, Inc. - Class A(c)	29,484
9,284	Casey’s General Stores, Inc.	225,323
6,400	Cash America International, Inc.	264,512
2,500	Castle (A.M.) & Co.	83,600
6,826	Casual Male Retail Group, Inc.(c)	101,093
3,600	Catalina Marketing Corp.	91,260
1,500	Catapult Communications Corp.(c)	13,095
39,210	Cathay General Bancorp	1,350,784
2,750	Cato Corp. (The) - Class A	62,948
17,000	CBIZ, Inc.(c)	119,680
3,400	CBRL Group, Inc.	149,294
10,072	C-COR, Inc.(c)	100,619
3,000	CDI Corp.	70,920
2,800	CEC Entertainment, Inc.(c)	96,516
5,500	Cedar Shopping Centers, Inc.	91,905
3,268	Celadon Group, Inc.(c)	61,308
10,800	Cell Genesys, Inc.(c)	47,304
12,225	Centennial Bank Holdings, Inc.(c)	117,360
1,500	Center Bancorp., Inc.	24,375
2,700	Center Financial Corp.	65,232
4,950	Central European Distribution Corp.(c)	125,631
54,000	Central Garden & Pet Co.(c)	2,698,380
5,700	Central Pacific Financial Corp.	209,703
400	Central Parking Corp.	6,860
1,300	Central Vermont Public Service Corp.	29,341
6,566	Century Aluminum Co.(c)	255,549
10,300	Cenveo, Inc.(c)	204,352
4,200	Cepheid, Inc.(c)	34,482
5,000	Ceradyne, Inc.(c)	206,250
2,358	CH Energy Group, Inc.	122,663
12,400	Champion Enterprises Inc.(c)	114,824
7,000	Chaparral Steel Co.	291,130
1,358	Charles & Colvard Ltd.	12,127
4,355	Charlotte Russe Holding, Inc.(c)	120,416
24,799	Charming Shoppes, Inc.(c)	367,025
52,700	Chattem, Inc.(c)	2,235,534
7,629	Checkpoint Systems, Inc.(c)	138,924
4,800	Chemed Corp.	170,352
2,000	Chemical Financial Corp.	59,820
3,400	Cheniere Energy, Inc.(c)	89,488
2,800	Chesapeake Corp.	43,428

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
UNITED STATES (continued)
500	Children’s Place Retail Stores, Inc. (The)(c)	$35,095
4,700	Chittenden Corp.	138,603
15,400	Chordiant Software, Inc.(c)	48,510
6,100	Christopher & Banks Corp.	164,639
50,000	Church & Dwight Co., Inc.	2,028,500
8,576	Ciber, Inc.(c)	58,746
14,885	Ciena Corp.(c)	349,946
34,800	Cincinnati Bell, Inc.(c)	163,212
2,300	CIRCOR International, Inc.	75,831
20,200	Cirrus Logic, Inc.(c)	142,612
9,000	Citadel Broadcasting Corp.	92,160
4,400	Citizens Banking Corp.	114,268
800	Citizens First Bancorp, Inc.	23,496
9,827	Citizens, Inc.(c)	62,598
3,726	City Holding Co.	146,059
7,300	CKE Restaurants, Inc.	142,642
4,500	CKX, Inc.(c)	61,650
64,200	Clarcor, Inc.	2,091,636
2,000	Clark, Inc.	25,020
2,492	Clayton Williams Energy, Inc.(c)	98,110
2,672	Clean Harbors, Inc.(c)	114,335
7,629	Cleco Corp.	196,065
4,700	Clifton Savings Bancorp, Inc.	54,896
11,400	CNA Surety Corp.(c)	231,876
5,140	CNET Networks, Inc.(c)	45,952
2,300	CNS, Inc.	85,215
47,300	Coeur d’Alene Mines Corp.(c)	231,770
9,100	Cogent Communications Group, Inc.(c)	128,856
8,200	Cognex Corp.	188,846
2,500	Cohen & Steers, Inc.	87,200
4,220	Coherent, Inc.(c)	136,011
4,354	Cohu, Inc.	86,122
3,970	Coinmach Service Corp. - Class A	39,700
4,900	Coinstar, Inc.(c)	148,862
8,000	Coldwater Creek, Inc.(c)	243,920
2,600	Collagenex Pharmaceuticals, Inc.(c)	30,160
6,000	Colonial Properties Trust	302,340
1,100	Columbia Bancorp	27,797
2,531	Columbia Banking System, Inc.	80,182
1,100	Columbia Equity Trust, Inc.	18,876
3,600	Columbia Sportswear Co.(c)	201,024
5,400	Columbus McKinnon Corp.(c)	118,854
10,300	Comfort Systems USA, Inc.	119,583
4,500	Commercial Vehicle Group, Inc.(c)	92,700
1,502	Commonwealth Telephone Enterprises, Inc.	62,874
11,065	CommScope, Inc.(c)	353,084
2,600	Community Bank System, Inc.	64,610
4,700	Compass Minerals International, Inc.	145,465
4,867	CompuCredit Corp.(c)	169,177
1,400	Computer Programs & Systems, Inc.	47,880
18,900	Comstock Resources, Inc.(c)	527,310
3,000	COMSYS IT Partners, Inc.(c)	61,950
3,100	Comtech Telecommunications Corp.(c)	110,515
3,298	Conceptus, Inc.(c)	65,366
6,300	Concur Technologies, Inc.(c)	100,422
26,000	Conexant Systems, Inc.(c)	50,180
5,889	Conmed Corp.(c)	130,677
3,595	Connetics Corp.(c)	61,259
4,801	Conn’s, Inc.(c)	115,320
716	Consolidated - Tomoka Land Co.	46,325
4,300	Consolidated Communications Holdings, Inc.	79,120
1,900	Consolidated Graphics, Inc.(c)	118,123

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
UNITED STATES (continued)
12,858	Continental Airlines, Inc. - Class B(c)	$474,203
40,000	Cooper Cos., Inc. (The)	2,305,200
8,500	Cooper Tire & Rubber Co.	91,205
158,600	Corinthian Colleges, Inc.(c)	1,942,850
6,393	Corporate Office Properties Trust SBI MD	305,521
9,900	Corrections Corp. of America(c)	452,331
1,700	Corvel Corp.(c)	73,525
1,100	CoStar Group, Inc.(c)	52,085
1,532	Cousins Properties, Inc.	54,800
8,171	Covansys Corp.(c)	191,201
21,360	Covanta Holding Corp.(c)	434,249
4,800	Cox Radio, Inc. - Class A(c)	80,832
42,200	CRA International, Inc.(c)	2,145,026
3,400	Crane Co.	132,396
18,900	Credence Systems Corp.(c)	60,858
7,700	Crescent Real Estate EQT Co.	167,860
6,646	Cross Country Healthcare Inc.(c)	128,667
1,000	Crosstex Energy, Inc.	95,980
9,529	CSG Systems International, Inc.(c)	257,092
8,300	CSK Auto Corp.(c)	129,480
1,500	CSS Industries, Inc.	47,115
2,700	CT Communications, Inc.	62,937
7,000	CTS Corp.	98,840
4,200	Cubic Corp.	87,822
9,300	Cubist Pharmaceuticals, Inc.(c)	207,111
6,399	Cumulus Media, Inc. - Class A(c)	68,597
10,800	CuraGen Corp.(c)	41,796
1,380	Curis, Inc.(c)	2,070
3,800	Curtiss Wright Corp.	128,592
2,000	Cutera, Inc.(c)	56,980
63,137	CVB Financial Corp.	917,381
6,700	Cybersource Corp.(c)	68,675
7,042	Cymer, Inc.(c)	326,256
6,600	Cypress Bioscience, Inc.(c)	52,008
18,300	Cypress Semiconductor Corp.(c)	307,257
8,174	Daktronics, Inc.	193,806
14,600	Darling International, Inc.(c)	62,488
3,038	Datascope Corp.	108,973
1,800	Dawson Geophysical Co.(c)	54,072
3,806	dELiA*s, Inc.(c)	34,558
7,050	Delphi Financial Group - Class A	276,712
2,200	Delta & Pine Land Co.	89,122
2,110	Delta Financial Corp.	20,256
9,000	Delta Petroleum Corp.(c)	231,300
1,600	Deltic Timber Corp.	81,456
13,588	Dendreon Corp.(c)	68,484
10,683	Depomed, Inc.(c)	46,364
13,600	DeVry, Inc.(c)	331,160
4,650	Diamond Management & Technology Consultants, Inc.(c)	50,406
7,200	DiamondRock Hospitality Co.	121,464
3,943	Digene Corp.(c)	183,073
5,000	Digi International, Inc.(c)	70,100
200	Digital Angel Corp.(c)	636
2,015	Digital Insight Corp.(c)	62,022
6,703	Digital Realty Trust, Inc.	223,813
5,543	Digital River, Inc.(c)	320,663
11,200	Digitas, Inc.(c)	118,272
5,800	Dime Community Bancshares	80,910
2,400	Diodes, Inc.(c)	105,696
1,100	Dionex Corp.(c)	59,840
10,512	Discovery Laboratories, Inc.(c)	27,436
4,600	Ditech Networks, Inc.(c)	36,294
10,327	Diversa Corp.(c)	96,144
2,723	Dixie Group, Inc.(c)	36,706
5,086	DJO, Inc.(c)	204,610
25,553	Dobson Communications Corp. - Class A(c)	198,291

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
UNITED STATES (continued)
4,643	Dollar Thrifty Automotive Group(c)	$186,463
4,900	Domino’s Pizza, Inc.	133,182
3,272	Donegal Group, Inc. - Class A	66,454
9,638	Dot Hill Systems Corp.(c)	36,528
3,858	Dov Pharmaceutical, Inc.(c)	1,157
2,100	Dover Downs Gaming & Entertainment, Inc.	29,757
1,200	Dover Motorsports, Inc.	6,336
12,400	Dress Barn, Inc.(c)	269,328
2,900	Drew Industries, Inc.(c)	78,735
8,200	Dril-Quip, Inc.(c)	322,916
3,700	DRS Technologies, Inc.	163,614
18,931	Drugstore.Com(c)	70,234
5,800	DSP Group, Inc.(c)	125,976
1,400	DSW, Inc. - Class A(c)	48,440
3,348	DTS, Inc.(c)	71,614
3,000	Ducommun, Inc.(c)	62,460
12,000	Duquesne Light Holdings, Inc.	237,960
9,100	Durect Corp.(c)	42,315
7,500	Dyax Corp.(c)	22,650
9,930	Dycom Industries, Inc.(c)	231,468
2,500	Dynamex, Inc.(c)	52,975
6,000	Dynavax Technologies Corp.(c)	37,020
42,100	Dynegy, Inc. - Class A(c)	255,968
5,700	Eagle Bulk Shipping, Inc.	97,926
7,800	Eagle Materials, Inc.	286,260
16,272	Earthlink, Inc.(c)	114,229
25,000	East West Bancorp, Inc.	912,750
4,200	Eastgroup Properties, Inc.	223,566
9,206	Echelon Corp.(c)	77,607
45,500	eCollege.com, Inc.(c)	787,150
4,100	Edge Petroleum Corp.(c)	74,661
2,900	EDO Corp.	69,339
3,200	Education Realty Trust, Inc.	49,504
109,200	eFunds Corp.(c)	2,708,160
8, 500	EGL, Inc.(c)	288,915
6,500	El Paso Electric Co.(c)	151,840
6,338	Electro Rent Corp.(c)	104,767
6,100	Electro Scientific Industries, Inc.(c)	121,695
5,055	Electronics For Imaging(c)	119,500
5,431	Elizabeth Arden, Inc.(c)	94,717
2,000	EMC Insurance Group, Inc.	61,340
5,843	EMCOR Group, Inc.(c)	345,613
11,472	Emcore Corp.(c)	65,964
4,500	Emisphere Technologies, Inc.(c)	29,655
3,800	Emmis Communications Corp - Class A(c)	46,892
5,000	Empire District Electric Co. (The)	118,700
3,800	EMS Technologies, Inc.(c)	69,350
9,400	Emulex Corp.(c)	176,720
6,800	Encore Acquisition Co.(c)	170,272
4,538	Encore Capital Group, Inc.(c)	63,532
9,886	Encore Medical Corp.(c)	64,358
5,787	Encore Wire Corp.(c)	155,555
7,300	Encysive Pharmaceuticals, Inc.(c)	34,821
14,300	Endeavor International Corp.(c)	33,033
4,563	Energy Conversion Devices, Inc.(c)	167,873
3,954	Energy Partners Ltd.(c)	96,596
1,260	EnergySouth, Inc.	48,888
1,700	EnerSys(c)	29,971
4,800	ENGlobal Corp.(c)	28,608
4,100	Ennis, Inc.	94,177
3,201	EnPro Industries, Inc.(c)	102,432
20,629	Entegris, Inc.(c)	231,251
2,500	Entercom Communications Corp.	69,175
5,000	Entertainment Properties Trust	275,000
6,200	Entravision Communications Corp. - Class A(c)	45,508
12,700	Entrust, Inc.(c)	47,752

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
UNITED STATES (continued)
5,100	Enzo Biochem, Inc.(c)	$72,930
4,900	Enzon Pharmaceuticals, Inc.(c)	41,944
7,558	Epicor Software Corp.(c)	106,039
4,330	EPIQ Systems, Inc.(c)	66,162
466	EPIX Pharmaceuticals, Inc.(c)	1,971
700	Equinix, Inc.(c)	47,880
5,709	Equity Inns, Inc.	95,797
3,800	Equity Lifestyle Properties, Inc.	187,226
10,500	Equity One, Inc.	263,760
2,700	eResearch Technology, Inc.(c)	22,194
2,904	Escala Group, Inc.(c)	14,694
4,229	ESCO Technologies, Inc.(c)	183,623
6,900	eSpeed, Inc - Class A(c)	68,034
4,529	Essex Corp.(c)	89,131
54,429	Esterline Technologies Corp.(c)	2,051,973
6,500	Ethan Allen Interiors, Inc.	231,530
103,200	Euronet Worldwide, Inc.(c)	3,067,104
6,277	ev3, Inc.(c)	107,588
10,701	Evergreen Energy, Inc.(c)	137,508
13,400	Evergreen Solar, Inc.(c)	116,580
5,300	Exar Corp.(c)	68,741
14,780	Exelixis, Inc.(c)	143,366
4,000	Exponent, Inc.(c)	72,400
11,268	ExpressJet Holdings, Inc.(c)	89,468
8,100	Extra Space Storage, Inc.	149,364
18,600	Extreme Networks(c)	70,680
38,600	Factset Research System, Inc.	1,964,740
5,800	FalconStor Software, Inc.(c)	45,588
3,300	FARO Technologies, Inc.(c)	62,832
2,195	FBL Financial Group, Inc - Class A	77,593
1,792	Federal Agricultural Mortgage Corp - Class C	47,130
6,600	Federal Signal Corp.	100,716
4,400	FEI Co.(c)	100,584
9,900	FelCor Lodging Trust, Inc.	205,524
3,400	Ferro Corp.	67,048
5,700	FiberTower Corp.(c)	41,325
1,194	Fidelity Bankshares, Inc.	47,378
3,186	Financial Federal Corp.	87,679
16,300	Finisar Corp.(c)	56,724
2,400	Finish Line - Class A	31,104
11,800	First Acceptance Corp.(c)	126,732
100,000	First Advantage Corp - Class A(c)	2,081,000
2,100	First Bancorp	47,313
3,000	First Busey Corp.	68,790
7,486	First Cash Financial Services, Inc.(c)	161,772
5,600	First Charter Corp.	139,384
7,500	First Commonwealth Financial Corp.	100,275
2,370	First Community Bancorp, Inc.	126,724
2,460	First Community Bankshares, Inc.	89,716
5,700	First Consulting Group, Inc.(c)	61,617
6,300	First Financial Bancorp	102,312
2,100	First Financial Corp.	72,261
1,700	First Financial Holdings, Inc.	61,421
3,498	First Indiana Corp.	89,269
4,300	First Industrial Realty Trust, Inc.	197,671
3,192	First Merchants Corp.	79,194
47,570	First Midwest Bancorp, Inc.	1,809,087
12,000	First Niagara Financial Group, Inc.	171,840
2,958	First Place Financial Corp.	68,892
2,600	First Potomac Realty Trust	80,444
2,400	First Regional Bancorp(c)	76,464
4,529	First Republic Bank	176,359

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
UNITED STATES (continued)
2,786	First State Bancorporation	$69,399
3,243	FirstFed Financial Corp.(c)	200,320
7,600	FirstMerit Corp.	176,472
1,900	Fisher Communications, Inc.(c)	79,876
4,600	Five Star Quality Care, Inc.(c)	47,426
5,900	Flagstar Bancorp, Inc.	88,677
6,300	Flanders Corp.(c)	63,252
300	Fleetwood Enterprises, Inc.(c)	2,142
1,800	Flir Systems, Inc.(c)	57,492
3,700	Florida East Coast Industries, Inc.	221,075
7,200	Flow International Corp.(c)	84,816
5,200	Flowers Foods, Inc.	141,284
3,371	Flushing Financial Corp.	59,296
6,200	FNB Corp.	104,966
7,362	Formfactor, Inc.(c)	281,081
4,500	Forrester Research, Inc.(c)	141,435
5,800	Forward Air Corp.	188,326
8,700	Fossil, Inc.(c)	190,008
27,200	Foundry Networks, Inc.(c)	344,352
2,197	FPIC Insurance Group, Inc.(c)	78,521
4,900	Franklin Bank Corp.(c)	99,029
1,400	Franklin Electric Co., Inc.	75,516
5,600	Fred’s, Inc.	73,248
4,587	Frontier Airlines, Inc.(c)	36,879
28,000	Frontier Financial Corp.	812,280
4,841	FTI Consulting, Inc.(c)	137,533
8,500	FuelCell Energy, Inc.(c)	56,270
6,800	Furniture Brands International, Inc.	126,480
62,110	G&K Services, Inc. - Class A	2,367,012
600	GAMCO Investors, Inc. Class A	23,760
6,197	GameStop Corp. - Class A(c)	316,419
7,000	Gardner Denver, Inc.(c)	237,930
12,200	Gasco Energy, Inc.(c)	32,818
5,000	Gaylord Entertainment Co.(c)	232,700
1,930	GB&T Bancshares, Inc.	42,614
1,800	Gehl Co.(c)	51,372
35,800	Gemstar-TV Guide International, Inc.(c)	124,584
10,200	General Cable Corp.(c)	383,520
11,363	General Communication, Inc. - Class A(c)	148,969
3,800	Genesco, Inc.(c)	142,766
7,500	Genesee & Wyoming, Inc. - Class A(c)	210,675
3,743	Genesis HealthCare Corp.(c)	181,273
6,529	Genesis Microchip, Inc.(c)	66,922
1,400	Genlyte Group, Inc.(c)	108,164
25,000	Gen-Probe, Inc.(c)	1,196,750
1,800	GenTek, Inc.(c)	58,320
5,724	Gentiva Health Services, Inc.(c)	106,180
2,400	Geo Group, Inc. (The)(c)	91,200
3,500	Georgia Gulf Corp.	74,865
4,355	Gerber Scientific, Inc.(c)	63,627
9,600	Geron Corp.(c)	76,992
2,300	Gevity HR, Inc.	51,980
2,950	Giant Industries, Inc.(c)	238,891
6,200	Gibraltar Industries, Inc.	130,882
27,200	Glacier Bancorp, Inc.	949,824
8,600	Glatfelter	125,904
14,800	Glenayre Technologies, Inc.(c)	35,668
4,500	Glenborough Realty Trust, Inc.	116,910
5,700	Glimcher Realty Trust	146,832
9,368	Global Imaging Systems, Inc.(c)	203,941
2,100	Goodrich Petroleum Corp.(c)	71,841
1,500	Gorman-Rupp Co.	56,640
18,000	GrafTech International Ltd.(c)	108,900
5,600	Granite Construction	291,760
26,500	Graphics Packaging Corp.(c)	103,350

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
UNITED STATES (continued)
100	Gray Television, Inc.	$645
3,700	Great American Financial Resources, Inc.	85,507
5,200	Great Atlantic & Pacific Tea Co.	143,884
2,000	Great Southern Bancorp, Inc.	62,740
75,500	Greatbatch, Inc.(c)	1,697,995
5,200	Greater Bay Bancorp.	133,900
1,566	Green Mountain Coffee Roasters Inc.(c)	61,967
1,700	Greenbrier Cos., Inc.	63,750
1,600	Greene County Bancshares Inc.	60,320
6,248	Greenfield Online Inc.(c)	63,542
1,900	Greenhill & Co., Inc.	129,086
1,100	Greif Inc - Class A	103,081
30,854	Grey Wolf, Inc.(c)	215,978
4,029	Griffon Corp.(c)	99,073
5,300	Group 1 Automotive, Inc.	303,743
6,900	GSI Commerce, Inc.(c)	124,407
7,300	Guess?, Inc.(c)	415,735
2,300	Guitar Center, Inc.(c)	99,751
2,646	Gulf Island Fabrication Inc.	77,845
4,349	Gulfmark Offshore, Inc.(c)	150,171
3,700	Gulfport Energy Corp.(c)	44,104
7,058	Gymboree Corp.(c)	327,915
6,300	Haemonetics Corp.(c)	287,280
47,088	Hain Celestial Group, Inc.(c)	1,329,294
4,278	Hancock Holding Co.	219,461
87	Handleman Co.	696
55,068	Hanmi Financial Corp.	1,176,803
15,500	Hanover Compressor Co.(c)	287,060
4,379	Harbor Florida Bancshares, Inc.	198,850
5,223	Harleysville Group Inc.	188,446
6,171	Harleysville National Corp.	131,813
8,900	Harmonic, Inc.(c)	72,179
12,500	Harris Interactive, Inc.(c)	83,500
100,000	Harte-Hanks, Inc.	2,525,000
6,100	Hartmarx Corp.(c)	43,371
6,800	Harvest Natural Resources Inc.(c)	75,548
2,600	Haverty Furniture Cos Inc.	41,080
10,800	HB Fuller Co.	267,732
6,600	Headwaters, Inc.(c)	163,350
4,800	HealthExtras, Inc.(c)	110,544
7,200	HealthTronics Inc.(c)	49,896
3,300	Healthways, Inc.(c)	139,755
18,533	Heartland Express, Inc.	302,644
2,400	Heartland Payment Systems, Inc.	64,128
20,100	Hecla Mining Co.(c)	130,851
1,600	Heico Corp.	58,048
3,300	Heico Corp. - Class A	98,967
3,300	Heidrick & Struggles International Inc.(c)	134,871
25,000	Helix Energy Solutions Group, Inc.(c)	807,500
12,300	Hercules, Inc.(c)	223,860
2,500	Heritage Commerce Corp.	61,200
3,900	Hersha Hospitality Trust	42,744
5,300	Hexcel Corp.(c)	85,807
3,950	Hibbett Sporting, Goods Inc.(c)	115,498
9,200	Highland Hospitality Corp.	127,144
4,600	Highwoods Properties	175,720
6,600	Hilb, Rogal & Hobbs Co.	263,472
2,850	Hi-Tech Pharmacal Co., Inc.(c)	42,978
1,600	Hittite Microwave Corp.(c)	54,864
4,000	HMS Holdings Corp.(c)	54,960
7,840	Hologic, Inc.(c)	377,496
2,500	Home Properties, Inc.	157,925
7,700	Home Solutions of American, Inc.(c)	45,122
6,500	Hooper Holmes, Inc.	23,400
3,500	Horace Mann Educators Corp.	70,490
2,125	Horizon Financial Corp.	49,470
3,800	Hornbeck Offshore Services Inc.(c)	137,142
7,600	Hot Topic, Inc.(c)	76,836

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
UNITED STATES (continued)
3,597	Houston Exploration Co.(c)	$194,814
9,750	HUB Group, Inc. - Class A(c)	264,810
5,000	Hudson Highland Group, Inc.(c)	58,450
8,000	Human Genome Sciences, Inc.(c)	106,800
900	Hydril(c)	54,045
13,100	Hypercom Corp.(c)	85,019
2,600	I.D. Systems, Inc.(c)	54,704
2,500	i2 Technologies, Inc.(c)	50,525
4,944	Ibasis, Inc.(c)	41,035
1,500	IBERIABANK Corp.	88,260
5,498	Iconix Brand Group, Inc.(c)	102,483
9,852	ICOS Corp.(c)	312,505
3,200	ICU Medical, Inc.(c)	135,200
3,400	Idacorp, Inc.	134,062
70,000	IDEX Corp.	3,283,000
1,400	IDT Corp.(c)	18,060
9,500	IDT Corp. - Class B(c)	123,405
2,800	I-Flow Corp.(c)	43,428
8,100	iGate Corp.(c)	45,765
3,700	Ihop Corp.	193,029
5,000	IHS, Inc. - Class A(c)	172,850
4,197	II-VI, Inc.(c)	102,743
10,311	IKON Office Solutions, Inc.	153,737
7,778	Illumina, Inc.(c)	341,921
5,200	Imation Corp.	238,004
3,600	Immucor, Inc.(c)	99,108
10,123	Incyte Corp.(c)	48,185
27,400	Independent Bank Corp./MA	917,626
3,698	Independent Bank Corp./MI	88,382
6,700	Indevus Pharmaceuticals, Inc.(c)	45,761
4,000	Infinity Pharmaceuticals, Inc.(c)	57,480
3,520	Infinity Property & Casuality Corp.	151,430
5,300	Infocrossing, Inc.(c)	66,939
14,400	Informatica Corp.(c)	178,416
2,900	Infospace, Inc.(c)	58,609
4,730	InfoUSA, Inc.	51,983
8,800	Infrasource Services, Inc.(c)	172,216
1,712	Ingles Markets, Inc. - Class A	48,689
5,700	Inland Real Estate Corp.	106,533
9,300	Innkeepers USA Trust	159,495
3,400	Innovative Solutions & Support, Inc.(c)	54,196
5,700	InPhonic, Inc.(c)	52,269
21,563	Input/Output, Inc.(c)	241,721
8,667	Insight Enterprises, Inc.(c)	186,254
7,419	Insituform Technologies, Inc. - Class A(c)	173,382
10,355	Inspire Pharmaceuticals, Inc.(c)	55,296
2,817	Integra Bank Corp.	74,481
30,759	Integra LifeScience Holdings Corp.(c)	1,135,930
1,486	Integral Systems, Inc.	39,676
3,084	Integrated Electrical Services, Inc.(c)	52,829
7,200	Integrated Silicon Solutions, Inc.(c)	38,088
2,869	Inter Parfums, Inc.	56,318
60,000	Interactive Data Corp.(c)	1,370,400
8,502	Interdigital Communications Corp.(c)	304,032
8,490	Interface, Inc. - Class A(c)	123,530
5,661	Intergraph Corp.(c)	247,329
7,853	Intermagnetics General Corp.(c)	214,780
7,500	Intermec, Inc.(c)	169,500
6,500	InterMune, Inc.(c)	143,650
5,500	Internap Network Services Corp.(c)	90,640
5,400	International Bancshares Corp.	165,672
2,800	International DisplayWorks, Inc.(c)	17,948
9,500	Internet Capital Group, Inc.(c)	99,560
3,400	Interpool, Inc.	81,328
6,200	Interstate Hotels & Resorts, Inc.(c)	55,614
4,500	Inter-Tel, Inc.	93,105

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
UNITED STATES (continued)
1,900	Intervest Bancshares Corp.(c)	$67,906
8,644	InterVoice, Inc.(c)	53,161
9,600	Interwoven, Inc.(c)	122,112
4,500	Intevac, Inc.(c)	93,060
3,200	inVentiv Health, Inc.(c)	91,520
4,500	Inverness Medical Innovations, Inc.(c)	169,605
8,100	Investment Technology Group, Inc.(c)	378,270
5,600	INVESTools, Inc.(c)	71,680
2,600	IRIS International, Inc.(c)	31,174
2,800	iRobot Corp.(c)	57,428
4,100	Irwin Financial Corp.	90,897
10,035	Isis Pharmaceuticals, Inc.(c)	86,100
2,800	Isle of Capri Casinos, Inc.(c)	70,280
3,702	Itron, Inc.(c)	201,537
3,832	IXYS Corp.(c)	38,742
2,600	J & J Snack Foods Corp.	86,866
7,400	j2 Global Communications, Inc.(c)	203,056
2,428	Jack Henry & Associates, Inc.	52,906
7,043	Jack in the Box, Inc.(c)	395,183
2,400	Jackson Hewitt Tax Service, Inc.	83,040
12,200	Jacuzzi Brands, Inc.(c)	151,158
5,793	Jakks Pacific, Inc.(c)	125,650
6,200	JDA Software Group, Inc.(c)	91,202
7,500	JetBlue Airways Corp.(c)	94,200
13,600	JLG Industries, Inc.	376,040
5,100	Jo-Ann Stores, Inc.(c)	92,820
200	John B Sanfilippo & SON(c)	2,114
4,500	John H. Harland Co.	184,005
3,125	JOS A Bank Clothiers, Inc.(c)	92,781
4,400	Jupitermedia Corp.(c)	38,676
5,400	K&F Industries Holdings, Inc.(c)	104,976
9,800	K2, Inc.(c)	133,868
4,218	Kaman Corp.	86,005
7,100	Kansas City Southern(c)	201,569
5,000	Kaydon Corp.	209,000
8,143	Keane, Inc.(c)	94,377
2,300	Keithley Instruments, Inc.	31,280
2,500	Kelly Services, Inc. - Class A	71,950
19,377	Kemet Corp.(c)	142,421
2,500	Kendle International, Inc.(c)	86,550
3,000	Kenexa Corp.(c)	96,390
29,200	Kennametal, Inc.	1,801,932
2,000	Kenneth Cole Productions, Inc. - Class A	50,860
1,849	Kensey Nash Corp.(c)	56,228
7,461	Keryx Biopharmaceuticals, Inc.(c)	104,752
12,300	Key Energy Services, Inc.(c)	172,200
4,600	Keynote Systems, Inc.(c)	49,726
3,620	Keystone Automotive Industries, Inc.(c)	139,225
1,500	K-Fed Bancorp	25,200
7,453	Kforce, Inc.(c)	111,571
3,200	Kimball International, Inc. - Class B	79,520
5,529	Kindred Healthcare, Inc.(c)	149,283
7,300	Kirby Corp.(c)	255,719
5,100	Kite Realty Group Trust	93,534
4,600	KNBT Bancorp, Inc.	78,706
20,300	Knight Capital Group, Inc. - Class A(c)	378,595
7,950	Knight Transportation, Inc.	144,849
5,443	Komag, Inc.(c)	208,195
13,758	Kopin Corp.(c)	49,116
5,000	Korn/Ferry International(c)	110,550
24	Kosan Biosciences, Inc.(c)	94
14,300	Krispy Kreme Doughnuts, Inc.(c)	153,725
3,500	Kronos Worldwide, Inc.	104,370
53,800	Kronos, Inc.(c)	1,823,820
1,600	K-Swiss, Inc. - Class A	56,512
8,637	Kulicke & Soffa Industries, Inc.(c)	77,560

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
UNITED STATES (continued)
3,100	KV Pharmaceutical Co. - Class A(c)	$69,192
3,400	KVH Industries, Inc.(c)	37,128
31,686	Kyphon, Inc.(c)	1,251,597
10,076	L-1 Indentity Solutions, Inc.(c)	144,188
6,400	Labor Ready, Inc.(c)	112,064
2,600	Laclede Group, Inc. (The)	92,638
2,233	Ladish Co., Inc.(c)	69,714
5,500	Lakes Entertainment, Inc.(c)	62,480
3,100	Lamson & Sessions Co. (The)(c)	67,828
66,200	Lancaster Colony Corp.	2,684,410
6,129	Lance, Inc.	119,638
1,400	LandAmerica Financial Group, Inc.	88,326
1,300	Landauer, Inc.	71,201
4,374	Landec Corp.(c)	41,378
700	Landry’s Restaurants, Inc.	20,510
5,600	LaSalle Hotel Properties	236,600
26,276	Lattice Semiconductor Corp.(c)	163,174
50,000	Laureate Education, Inc.(c)	2,636,000
25,700	Lawson Software, Inc.(c)	195,834
3,270	Layne Christensen Co.(c)	96,367
10,000	La-Z-Boy, Inc.	122,500
2,543	LCA-Vision, Inc.	89,336
6,400	Lear Corp.	193,344
2,453	Learning Tree International, Inc.(c)	21,317
5,200	LECG Corp.(c)	102,388
50,000	Lee Enterprises, Inc.	1,426,500
2,800	Lennox International, Inc.	75,488
2,759	Levitt Corp. - Class A	35,508
8,700	Lexicon Genetics, Inc.(c)	34,713
6,200	Lexington Corporate Properties Trust	132,060
3,000	Life Time Fitness, Inc.(c)	154,590
4,800	Lifecell Corp.(c)	112,464
3,000	Lifecore Biomedical, Inc.(c)	48,210
1,624	Lifetime Brands, Inc.	33,276
7,040	Lightbridge, Inc.(c)	81,382
5,430	Lin TV Corp. - Class A(c)	44,635
4,832	Lincoln Educational Services Corp.(c)	80,694
5,357	Lincoln Electric Holdings, Inc.	329,402
1,658	Lindsay Manufacturing Co.	54,532
11,244	Lionbridge Technologies(c)	76,122
500	Lithia Motors, Inc. - Class A	12,750
3,100	Littlefuse, Inc.(c)	104,966
7,500	Live Nation, Inc.(c)	159,450
9,100	LKQ Corp.(c)	210,574
2,600	LMI Aerospace, Inc.(c)	52,754
2,289	Lodgenet Entertainment Corp.(c)	52,647
5,600	Lodgian, Inc.(c)	79,800
2,500	LoJack Corp.(c)	49,900
4,029	Lone Star Technologies, Inc.(c)	194,520
6,900	Longs Drug Stores Corp.	296,976
6,804	Longview Fibre Co.	143,292
4,124	Loral Space & Communications, Inc.(c)	119,761
4,198	LSI Industries, Inc.	75,354
13,700	LTX Corp.(c)	63,979
6,472	Luby’s,Inc(c)	64,785
6,095	Luminex Corp.(c)	98,251
4,000	M&F Worldwide Corp.(c)	64,360
1,100	M/I Homes, Inc.	39,512
2,305	Macatawa Bank Corp.	50,618
3,000	MacDermid, Inc.	100,350
8,033	Macrovision Corp.(c)	213,758
4,792	MAF Bancorp, Inc.	206,487
6,700	Magellan Health Services, Inc.(c)	292,388
5,840	Magma Design Automation, Inc.(c)	54,370
3,400	Maguire Properties, Inc.	145,384
2,600	Maidenform Brands, Inc.(c)	57,590
3,200	Manhattan Associates, Inc.(c)	94,496
3,100	Mannatech, Inc.	48,670
2,700	Mannkind Corp.(c)	54,675

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
UNITED STATES (continued)
1,300	Mantech International Corp - Class A.(c)	$44,278
5,259	Mapinfo Corp.(c)	70,628
5,529	Marchex, Inc. - Class B(c)	78,401
2,200	Marcus Corp.	54,978
2,300	Marine Products Corp.	24,518
1,400	MarineMax, Inc.(c)	39,914
7,700	Mariner Energy, Inc.(c)	152,614
2,000	Maritrans, Inc.	74,580
1,435	Markwest Hydrocarbon, Inc.	47,111
2,945	Marlin Business Services Corp.(c)	68,059
1,000	Martek Biosciences Corp.(c)	23,720
1,700	Marten Transport Ltd.(c)	28,917
4,400	Marvel Entertainment, Inc.(c)	111,540
10,958	Mastec, Inc.(c)	119,990
3,700	Material Sciences Corp.(c)	43,956
2,600	Matria Healthcare, Inc.(c)	73,320
4,100	Matrix Service Co.(c)	58,917
44,893	Matthews International. Corp. - Class A	1,724,789
12,215	Mattson Technology, Inc.(c)	119,463
1,700	Maui Land & Pineapple Co., Inc.(c)	52,105
3,400	MAXIMUS, Inc.	94,894
3,200	Maxwell Technologies, Inc.(c)	57,440
7,289	Maxygen, Inc.(c)	62,102
5,386	MB Financial, Inc.	194,219
2,556	MBT Financial Corp.	39,618
2,857	McCormick & Schmick’s Seafood Restaurants, Inc.(c)	75,111
17,630	McData Corp. - Class A(c)	99,962
8,000	MCG Capital Corp.	143,360
3,900	Mcgrath Rentcorp	105,300
3,200	McMoRan Exploration Co.(c)	48,384
11,096	Medarex, Inc.(c)	143,360
3,932	Medcath Corp.(c)	104,159
900	Media General, Inc. Class A	33,390
13,887	Mediacom Communications Corp. - Class A(c)	115,956
2,400	Medical Action Industries, Inc.(c)	63,768
7,200	Medical Staffing Network Holdings, Inc.(c)	41,400
2,700	Medicines Co.(c)	70,092
3,400	Medicis Pharmaceutical Corp. - Class A	119,136
1,700	Medis Technologies Ltd.(c)	45,747
3,800	Men’s Wearhouse, Inc.	151,430
6,600	Mentor Corp.	308,880
15,900	Mentor Graphics Corp.(c)	268,233
3,194	Merge Technologies, Inc.(c)	24,626
4,501	Meridian Bioscience, Inc.	103,748
2,200	Meridian Resource Corp.(c)	7,392
5,750	Merit Medical Systems, Inc.(c)	90,908
6,700	Mesa Air Group, Inc.(c)	59,630
4,300	Metal Management, Inc.	118,164
4,514	Methode Electronics, Inc.	49,970
2,900	Metrologic Instruments, Inc.(c)	52,983
35,000	Mettler-Toledo International, Inc.(c)	2,402,750
2,200	MGE Energy, Inc.	75,240
4,200	MGI Pharma, Inc.(c)	79,926
300	MGP Ingredients, Inc.	6,735
5,950	Micrel, Inc.(c)	66,402
6,143	Micros Systems, Inc.(c)	305,184
6,206	Microsemi Corp.(c)	121,638
100	MicroStrategy, Inc. - Class A(c)	11,935
11,300	Microtune, Inc.(c)	58,082
1,800	Mid-America Apartment Communities, Inc.	114,570
1,900	Midas, Inc.(c)	39,197
400	Middleby Corp.(c)	36,044

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
UNITED STATES (continued)
3,200	Mid-State Bancshares	$95,968
4,300	Midway Games, Inc.(c)	36,808
4,380	Midwest Banc Holdings, Inc.	103,105
1,600	Miller Industries, Inc.(c)	32,000
4,600	Mine Safety Appliances Co.	173,972
1,600	Minerals Technologies, Inc.	88,256
7,761	MIPS Technologies, Inc.(c)	57,199
1,600	Mission West Properties	19,936
10,081	MKS Instruments, Inc.(c)	218,254
7,400	Mobile Mini, Inc.(c)	238,058
6,240	Mobility Electronics, Inc.(c)	17,971
2,600	Modine Manufacturing Co.	61,906
3,300	Molecular Devices Corp.(c)	66,462
3,100	Molina Healthcare, Inc.(c)	121,613
5,500	Monaco Coach Corp.	65,670
1,600	Monarch Casino & Resort, Inc.(c)	35,488
3,200	MoneyGram International, Inc.	109,472
2,020	Monogram Biosciences, Inc.(c)	3,676
55,200	Moog, Inc. - Class A.(c)	2,058,960
10,600	MoSys, Inc.(c)	80,348
1,200	Mothers Work, Inc.(c)	60,840
3,018	Movado Group, Inc.	77,714
26,800	Move, Inc.(c)	128,104
677	Movie Gallery, Inc.(c)	1,503
19,900	MPS Group, Inc.(c)	303,475
22,304	MRV Communications, Inc.(c)	76,280
2,100	MTC Technologies, Inc.(c)	47,544
2,600	MTR Gaming Group, Inc.(c)	27,638
2,900	MTS Systems Corp.	96,541
3,800	Mueller Industries, Inc.	139,346
6,293	Multimedia Games, Inc.(c)	59,091
6,000	Municipal Mortgage & Equity LLC	166,380
6,700	Myers Industries, Inc.	121,404
7,805	Myogen, Inc.(c)	408,202
6,700	Myriad Genetics, Inc.(c)	180,163
10,600	Nabi Biopharmaceuticals(c)	69,748
185	NACCO Industries, Inc. - Class A	27,861
3,700	Nara Bancorp, Inc.	70,300
1,311	Nastech Pharmaceutical Co., Inc.(c)	23,060
2,700	NATCO Group, Inc. - Class A(c)	89,478
7,600	National Beverage Corp.	87,020
25,000	National Financial Partners Corp.	985,000
1,600	National Healthcare Corp.	88,720
5,484	National Penn Bancshares, Inc.	112,367
8,072	National Retail Properties, Inc.	181,378
3,160	Natures Sunshine Prods, Inc.	33,812
3,500	Nautilus, Inc.	49,455
107,300	Navigant Consulting, Inc.(c)	1,911,013
33,324	Navigators Group, Inc.(c)	1,568,561
6,900	Navistar International Corp.(c)	191,337
6,000	NBT Bancorp, Inc.	149,100
8,800	NBTY, Inc.(c)	244,816
4,300	NCI Building Systems, Inc.(c)	257,355
5,300	NCO Group, Inc.(c)	142,888
15,772	Nektar Therapeutics(c)	227,590
2,500	Neopharm, Inc.(c)	18,100
5,000	Netbank, Inc.	26,550
5,229	Netgear, Inc.(c)	140,137
8,115	Netratings, Inc.(c)	141,201
6,500	Netscout Systems, Inc.(c)	52,585
8,600	Neurogen Corp.(c)	51,256
4,800	New Jersey Resources Corp.	248,928

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
UNITED STATES (continued)
1,686	New River Pharmaceuticals, Inc.(c)	$85,750
8,600	NewAlliance Bancshares, Inc.	133,128
3,800	NewMarket Corp.	244,340
18,777	Newpark Resources, Inc.(c)	110,409
8,760	Newport Corp.(c)	189,391
9,732	NIC, Inc.(c)	47,006
2,500	Nicor, Inc.	114,900
5,800	NL Industries	64,380
1,900	NMT Medical, Inc.(c)	30,229
2,440	NN, Inc.	27,548
1,500	Noble International Ltd.	26,715
6,600	Nordson Corp.	303,930
3,300	North Pittsburgh Systems, Inc.	86,988
2,500	Northern Empire Bancshares(c)	72,200
3,900	Northfield Laboratories, Inc.(c)	52,416
9,052	Northwest Bancorp, Inc.	242,141
2,100	Northwest Natural Gas Co.	86,877
165	NorthWestern Corp.	5,838
5,300	NovaMed, Inc.(c)	40,545
7,300	Novatel Wireless, Inc.(c)	61,466
8,100	Novavax, Inc.(c)	36,207
3,639	Noven Pharmaceuticals, Inc.(c)	80,822
500	NPS Pharmaceuticals, Inc.(c)	2,360
3,600	NS Group, Inc.(c)	235,296
4,300	Nu Skin Enterprises, Inc. - Class A	82,216
26,829	Nuance Communications, Inc.(c)	309,607
3,000	Nuco2, Inc.(c)	83,940
6,050	Nutri/System, Inc.(c)	373,164
3,850	NuVasive, Inc.(c)	90,514
9,152	Nuvelo, Inc.(c)	168,763
3,600	NYFIX, Inc.(c)	20,880
12,900	Oakley, Inc.	239,682
2,800	Oceaneering International, Inc.(c)	100,772
2,207	OceanFirst Financial Corp.	51,754
4,900	O’Charleys, Inc.(c)	97,461
14,700	Ocwen Financial Corp.(c)	230,055
7,529	Odyssey HealthCare, Inc.(c)	99,759
9,500	Odyssey Re Holdings Corp.	336,775
4,900	Ohio Casualty Corp.	134,407
1,100	Oil States International, Inc.(c)	31,944
6,400	Old Dominion Freight Line(c)	177,024
6,800	Old National Bancorp	129,064
6,600	Olin Corp.	114,180
1,000	Olympic Steel, Inc.	24,690
3,800	OM Group, Inc.(c)	216,600
1,694	Omega Financial Corp.	55,021
1,800	Omega Flex, Inc.(c)	39,420
5,500	Omnicell, Inc.(c)	103,015
11,100	Omnivision Technologies, Inc.(c)	182,262
4,600	On Assignment, Inc.(c)	52,210
34,610	ON Semiconductor Corp.(c)	215,274
900	One Liberty Properties, Inc.	21,501
5,000	Online Resources Corp.(c)	52,300
4,229	Open Solutions, Inc.(c)	158,038
10,816	Openwave Systems, Inc.(c)	93,342
4,600	Oplink Communications, Inc.(c)	91,080
3,900	Opnet Technologies, Inc.(c)	57,018
21,239	Opsware, Inc.(c)	193,063
7,700	Optical Communication Products, Inc.(c)	16,555
5,400	Option Care, Inc.	68,418
7,465	OraSure Technologies, Inc.(c)	57,928
12,400	Orbital Sciences Corp.(c)	225,184
7,300	Oregon Steel Mills, Inc.(c)	397,120

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
UNITED STATES (continued)
3,400	OSI Pharmaceuticals, Inc.(c)	$130,152
3,100	OSI Systems, Inc.(c)	64,170
2,961	Otter Tail Corp.	88,652
3,400	Owens & Minor, Inc.	107,134
2,929	Oxford Industries, Inc.	154,593
4,786	Pacific Capital Bancorp	147,217
4,700	Packeteer, Inc.(c)	52,687
9,900	Pain Therapeutics, Inc.(c)	82,764
10,400	Palatin Technologies, Inc.(c)	29,640
5,344	Palm Harbor Homes, Inc.(c)	74,976
18,800	Palm, Inc.(c)	288,580
1,994	Palomar Medical Technologies, Inc.(c)	93,897
6,900	Panacos Pharmaceuticals, Inc.(c)	47,334
3,800	Pantry, Inc. (The)(c)	207,404
2,400	Papa John’s International, Inc.(c)	88,080
6,500	Parallel Petroleum Corp.(c)	131,625
4,500	Parexel International Corp.(c)	133,200
4,200	Park Electrochemical Corp.	129,024
1,200	Park National Corp.	121,668
16,837	Parker Drilling Co.(c)	137,895
2,500	Parkway Properties, Inc.	123,350
7,500	Partners Trust Financial Group, Inc.	84,525
9,800	Pathmark Stores, Inc.(c)	99,274
5,700	Paxar Corp.(c)	114,114
11,500	Payless Shoesource, Inc.(c)	307,625
6,100	PC Connection, Inc.(c)	67,039
5,414	PC-Tel, Inc.(c)	58,200
2,710	PDF Solutions, Inc.(c)	38,346
1,616	PDI, Inc.(c)	16,709
7,200	PDL BioPharma, Inc.(c)	152,136
900	Peapack Gladstone Financial Corp.	22,275
2,600	Peet’s Coffee & Tea, Inc.(c)	69,550
7,100	Pegasystems, Inc.	68,231
1,500	Penn Virginia Corp.	107,325
6,000	Pennsylvania Real Estate Investment Trust	258,600
2,300	Penwest Pharmaceuticals Co.(c)	40,756
1,700	Peoples Bancorp, Inc.	49,946
4,806	Peoples Energy Corp.	209,974
4,900	PEP Boys - Manny Moe & Jack	69,482
3,300	Perficient, Inc.(c)	55,341
4,681	Performance Food Group Co.(c)	136,077
5,890	Pericom Semiconductor Corp.(c)	56,603
5,700	Perini Corp.(c)	140,904
117,600	Perot Systems Corp. - Class A(c)	1,734,600
11,100	Perrigo Co.	198,579
1,944	Perry Ellis International, Inc.(c)	71,073
3,300	Per-Se Technologies, Inc.(c)	80,784
4,800	PetMed Express, Inc.(c)	60,000
64,440	PetroHawk Energy Corp.(c)	730,105
3,643	Petroleum Development Corp.(c)	168,124
9,000	Petroquest Energy, Inc.(c)	102,420
2,500	PFF Bancorp, Inc.	77,525
5,800	Pharmion Corp.(c)	141,810
8,500	PHH Corp.(c)	234,600
2,400	PHI, Inc.(c)	76,104
25,000	Philadelphia Consolidated Holding Co.(c)	978,000
7,850	Phillips-Van Heusen	359,216
15,300	Phoenix Cos., Inc. (The)	242,352
5,417	Phoenix Technologies Ltd.(c)	23,781
6,472	Photronics, Inc.(c)	90,543
3,300	Pico Holdings, Inc.(c)	106,689
5,400	Piedmont Natural Gas Co.	145,800
5,300	Pilgrim’s Pride Corp.	132,394
8,300	Pinnacle Entertainment, Inc.(c)	251,158

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
UNITED STATES (continued)
3,300	Pinnacle Financial Partners, Inc.(c)	$109,692
2,300	Pioneer Cos., Inc.(c)	58,995
600	Piper Jaffray Cos.(c)	41,490
5,100	Playboy Enterprises, Inc. - Class B(c)	54,111
5,300	Playtex Products, Inc.(c)	73,882
10,800	Plexus Corp.(c)	236,736
6,500	PLX Technology, Inc.(c)	80,665
6,384	PMA Capital Corp. - Class A(c)	60,520
19,800	PMC - Sierra, Inc.(c)	131,274
4,900	PNM Resources, Inc.	137,984
2,376	Polaris Industries, Inc.	101,740
13,160	Polycom, Inc.(c)	360,584
5,122	PolyMedica Corp.	212,819
20,500	PolyOne Corp.(c)	168,100
3,100	Portfolio Recovery Associates, Inc.(c)	144,522
7,700	Post Properties, Inc.	377,146
3,799	Potlatch Corp.	154,239
5,100	Power Integrations, Inc.(c)	111,894
18,173	Power-One, Inc.(c)	124,303
20,705	Powerwave Technologies, Inc.(c)	134,790
5,917	Pozen, Inc.(c)	98,400
13,100	Premiere Global Services, Inc.(c)	108,992
1,700	Pre-Paid Legal Services, Inc.	72,165
5,520	Presidential Life Corp.	130,272
4,600	Presstek, Inc.(c)	28,290
150	PRG-Schultz International, Inc.(c)	786
10,800	Price Communications Corp.(c)	212,220
3,300	Priceline.Com, Inc.(c)	132,957
6,200	Pricesmart, Inc.(c)	105,338
6,000	ProAssurance Corp.(c)	292,200
3,886	Progenics Pharmaceuticals, Inc.(c)	101,502
3,900	Progress Software Corp.(c)	112,281
7,535	Progressive Gaming International Corp.(c)	57,567
1,296	Proliance International, Inc.(c)	5,599
28,300	Prosperity Bancshares, Inc.	981,727
1,126	Providence Service Corp. (The)(c)	30,954
6,331	Provident Bankshares Corp.	228,802
700	Provident Financial Holdings, Inc.	21,189
5,400	Provident Financial Services, Inc.	99,036
10,717	Provident New York Bancorp	151,538
3,200	PS Business Parks, Inc.	210,720
5,732	PSS World Medical, Inc.(c)	115,328
6,200	Psychiatric Solutions, Inc.(c)	205,840
1,500	PW Eagle, Inc.	53,205
5,716	QAD, Inc.	47,214
1,100	Quaker Chemical Corp.	20,933
2,600	Quality Distribution, Inc.(c)	38,740
1,500	Quality Systems, Inc.	63,660
1,300	Quanex Corp.	43,563
20,500	Quanta Services, Inc.(c)	375,150
40,500	Quantum Corp.(c)	88,290
17,800	Quest Software, Inc.(c)	262,194
14,500	Quidel Corp.(c)	225,040
15,800	Quiksilver, Inc.(c)	220,410
4,800	Radiant Systems, Inc.(c)	52,848
1,700	Radiation Therapy Services, Inc.(c)	50,592
1,200	Radio One, Inc. - Class D(c)	8,148
4,600	Radisys Corp.(c)	84,318
1,600	Radyne Corp.(c)	16,160
7,100	RailAmerica, Inc.(c)	83,141
5,000	Ralcorp Holdings, Inc.(c)	247,250
2,500	Rambus, Inc.(c)	41,400
2,400	Ramco-Gershenson Properties	78,744
4,620	Rare Hospitality International, Inc.(c)	145,576
1,587	Raven Industries, Inc.	50,927
3,539	RC2 Corp.(c)	159,892

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
UNITED STATES (continued)
5,100	RCN Corp.(c)	$147,288
3,600	Reader’s Digest Association, Inc. (The)	51,768
34,853	RealNetworks, Inc.(c)	382,686
1,178	Red Robin Gourmet Burgers, Inc.(c)	56,827
13,500	Redback Networks, Inc.(c)	213,570
5,000	Regal-Beloit Corp.	247,250
3,200	Regeneration Technologies, Inc.(c)	20,384
12,490	Regeneron Pharmaceuticals, Inc.(c)	250,424
67,400	Regis Corp.	2,530,870
200	RehabCare Group, Inc.(c)	2,572
1,160	Remec, Inc.(c)	2,134
4,896	Renaissance Learning, Inc.	72,657
3,522	Renasant Corp.	112,669
3,200	Renovis, Inc.(c)	11,232
10,524	Rent-A-Center, Inc.(c)	302,670
16,900	Rentech, Inc.(c)	71,825
3,500	Rent-Way, Inc.(c)	37,065
9,400	Republic Airways Holdings, Inc.(c)	167,978
2,760	Republic Bancorp, Inc.	36,929
3,100	Republic Property Trust	38,564
5,900	Res-Care, Inc.(c)	114,106
3,000	Resource America, Inc. - Class A	69,030
4,000	Resources Connection, Inc.(c)	115,760
50,000	Respironics, Inc.(c)	1,766,000
7,500	Restoration Hardware, Inc.(c)	71,475
9,300	Retail Ventures, Inc.(c)	159,216
43,207	Revlon, Inc. - Class A(c)	57,465
38,480	RF Micro Devices, Inc.(c)	280,904
5,500	Rigel Pharmaceuticals, Inc.(c)	60,885
88,600	RightNow Technologies, Inc.(c)	1,463,672
2,000	Rimage Corp.(c)	47,880
29,800	RLI Corp.	1,615,458
2,300	Robbins & Myers, Inc.	88,527
6,300	Rock-Tenn Co. - Class A	130,032
9,800	Rockwood Holdings, Inc.(c)	228,438
3,400	Rofin-Sinar Technologies, Inc.(c)	209,372
2,200	Rogers Corp.(c)	153,934
4,300	Rollins, Inc.	93,052
2,900	Royal Gold, Inc.	85,376
11,700	RPC, Inc.	254,124
4,343	RTI International Metals, Inc.(c)	266,313
4,900	Ruby Tuesday, Inc.	135,975
8,800	Ruddick Corp.	248,160
6,000	Rudolph Technologies, Inc.(c)	105,960
3,700	Rush Enterprises, Inc. - Class A(c)	69,412
4,300	Russ Berrie & Co., Inc.(c)	65,188
7,094	Ryan’s Restaurant Group, Inc.(c)	114,994
4,800	Ryerson, Inc.	115,680
2,500	S & T Bancorp, Inc.	84,625
1,652	S.Y.Bancorp, Inc.	48,651
14,906	S1 Corp.(c)	73,636
15,300	Safeguard Scientifics, Inc.(c)	37,332
2,878	SafeNet, Inc.(c)	61,589
2,100	Saga Communications, Inc. - Class A(c)	17,640
3,400	Saia, Inc.(c)	91,120
300	Salem Communications Corp. - Class A	3,987
8,800	Salix Pharmaceuticals Ltd.(c)	117,304
2,101	Sanders Morris Harris Group, Inc.	24,708
3,200	Sanderson Farms, Inc.	84,896
3,045	Sandy Spring Bancorp, Inc.	111,630
6,000	Santarus, Inc.(c)	46,140
19,387	Sapient Corp.(c)	105,659
4,800	Sauer-Danfoss, Inc.	127,296
3,248	Saul Centers, Inc.	157,853
11,100	Savient Pharmaceuticals, Inc.(c)	84,471

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
UNITED STATES (continued)
9,300	SBA Communications Corp. - Class A(c)	$248,403
2,900	Scansource, Inc.(c)	91,031
100,000	Schawk, Inc.	1,885,000
1,200	Schnitzer Steel Industries, Inc. - Class A	41,952
5,400	Scholastic Corp.(c)	169,668
3,000	School Specialty, Inc.(c)	117,480
6,001	Schulman (A.), Inc.	145,284
2,000	Schweitzer-Mauduit International, Inc.	46,120
987	Sciclone Pharmaceuticals, Inc.(c)	2,537
6,100	Sciele Pharma, Inc.(c)	133,041
5,600	SCLOR Pharma, Inc.(c)	31,080
7,100	Seachange International, Inc.(c)	59,569
3,200	Seacoast Banking Corp. of Florida	84,960
18,040	Seagate Technology, Inc.(c)	407,343
7,616	Seattle Genetics, Inc.(c)	40,365
6,000	Secure Computing Corp.(c)	43,080
6,900	Select Comfort Corp.(c)	147,522
4,200	Selective Insurance Group	232,050
7,400	Semitool, Inc.(c)	89,910
4,472	Semtech Corp.(c)	58,270
7,300	Senior Housing Properties Trust	167,389
4,061	Senomyx, Inc.(c)	62,621
4,700	Sensient Technologies Corp.	108,335
100	SeraCare Life Sciences, Inc.(c)	625
12,300	Shaw Group, Inc. (The)(c)	326,688
1,200	Shenandoah Telecommunications Co.	56,232
4,200	Shiloh Industries, Inc.(c)	62,328
3,300	Shoe Carnival, Inc.(c)	94,446
1,696	Shuffle Master, Inc.(c)	47,454
37,770	SI International, Inc.(c)	1,252,453
1,100	Sierra Bancorp	34,111
3,185	Sigma Designs, Inc.(c)	66,885
6,600	Silgan Holdings, Inc.	273,042
11,258	Silicon Image, Inc.(c)	133,182
9,500	Silicon Laboratories, Inc.(c)	309,985
23,420	Silicon Storage Technology, Inc.(c)	98,130
2,336	Simmons First National Corp. - Class A	71,715
8,500	SimpleTech, Inc.(c)	73,610
35,050	Simpson Manufacturing Co., Inc.	995,070
3,705	Sinclair Broadcast Group, Inc. - Class A	33,419
8,000	Sirenza Microdevices, Inc.(c)	58,640
10,700	Sirna Therapeutics, Inc.(c)	135,141
3,000	SIRVA, Inc.(c)	10,020
18,600	Sitel Corp.(c)	79,980
20,500	Six Flags, Inc.(c)	116,850
4,400	Sizeler Property Investors, Inc.	66,880
2,600	SJW Corp.	87,412
5,100	Skechers USA, Inc. - Class A(c)	152,439
1,200	Skyline Corp.	47,388
9,380	Skywest, Inc.	250,071
20,400	Skyworks Solutions, Inc.(c)	135,252
7,300	Smart & Final, Inc.(c)	131,473
4,700	Smith & Wesson Holding Corp.(c)	64,390
3,500	Smith (A.O.) Corp.	123,060
5,300	Solexa, Inc.(c)	54,272
4,600	Sonic Automotive, Inc.	120,980
4,200	Sonic Corp.(c)	95,550
4,900	Sonic Solutions, Inc.(c)	79,086
14,329	SonicWALL, Inc.(c)	150,454
33,386	SonoSite, Inc.(c)	951,501
44,756	Sonus Networks, Inc.(c)	234,074
8,800	Sotheby’s	334,400
10,874	Source Interlink Cos., Inc.(c)	98,301
2,300	South Jersey Industries, Inc.	71,139
2,500	Southwest Bancorp, Inc.	67,775
4,200	Southwest Gas Corp.	150,696
3,372	Southwest Water Co.	42,521

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
UNITED STATES (continued)
2,600	Sovran Self Storage, Inc.	$153,348
6,800	Spanish Broadcasting System - Class A(c)	31,960
1,300	Spartan Motors, Inc.	27,001
5,200	Spartan Stores, Inc.	107,536
6,300	Spartech Corp.	172,620
1,800	Spectralink Corp.	16,614
3,900	Spectranetics Corp.(c)	48,438
8,500	Speedway Motorsports, Inc.	320,195
13,801	Spherion Corp.(c)	100,057
300	SPSS, Inc.(c)	8,301
600	SRA International, Inc. - Class A(c)	19,230
7,100	St. Mary Land & Exploration Co.	264,759
3,400	Stage Stores, Inc.	110,194
10,349	Staktek Holdings, Inc.(c)	63,129
3,086	Stamps.com, Inc.(c)	49,530
4,700	Standard Microsystems Corp.(c)	144,901
1,800	Standard Motor Products, Inc.	19,944
1,100	Standard Parking Corp.(c)	38,247
3,600	Standard Register Co. (The)	48,708
2,000	Standex International Corp.	58,240
1,200	Star Scientific, Inc.(c)	4,236
4,150	State Auto Financial Corp.	133,340
881	State Bancorp, Inc.	15,726
4,700	Steak N Shake Co. (The)(c)	87,373
2,500	Steel Technologies, Inc.	47,975
5,400	Stein Mart, Inc.	88,398
2,000	Steinway Musical Instruments(c)	59,320
6,274	Stellent, Inc.	70,081
1,100	Stepan Co.	34,606
8,800	STERIS Corp.	214,456
2,700	Sterling Bancorp	52,596
34,931	Sterling Bancshares, Inc.	639,587
1,200	Sterling Construction Co., Inc.(c)	25,116
4,376	Sterling Financial Corp.	145,546
3,250	Steven Madden Ltd.	140,205
265,130	Stewart Enterprises, Inc. - Class A	1,638,503
2,529	Stewart Information Services Corp.	93,725
2,400	Stifel Financial Corp.(c)	86,280
17,000	Stillwater Mining Co.(c)	182,750
3,800	Stone Energy Corp.(c)	148,086
2,100	Stratasys, Inc.(c)	58,548
6,500	Strategic Hotels & Resorts, Inc.	138,255
18,644	Stratex Networks, Inc.(c)	87,067
1,000	Strayer Education, Inc.	113,120
5,600	Stride Rite Corp.	82,600
3,800	Sturm Ruger & Co., Inc.(c)	31,654
1,204	Suffolk Bancorp	42,056
4,300	Sun Bancorp, Inc.(c)	89,311
2,000	Sun Communities, Inc.	69,980
3,500	Sun Healthcare Group, Inc.(c)	45,780
400	Sun Hydraulics Corp.	8,592
1,200	SunCom Wireless Holdings, Inc. - Class A(c)	1,428
8,200	Sunrise Senior Living, Inc.(c)	255,922
7,300	Sunstone Hotel Investors, Inc.	215,058
3,200	Sunterra Corp.(c)	35,360
10,591	SuperGen, Inc.(c)	60,051
5,000	Superior Bancorp(c)	54,550
7,900	Superior Energy Services, Inc.(c)	247,270
4,306	Superior Essex, Inc.(c)	161,432
3,700	Superior Industries International	62,530
2,775	Supertex, Inc.(c)	123,238
2,313	SureWest Communications	52,921
2,866	SurModics, Inc.(c)	100,023
7,354	Susquehanna Bancshares, Inc.	183,776
4,600	SVB Financial Group(c)	211,692
5,686	Swift Energy Co.(c)	265,650
10,600	Swift Transportation Co., Inc.(c)	266,590

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
UNITED STATES (continued)
43,511	Sycamore Networks, Inc.(c)	$163,166
9,442	SYKES Enterprises, Inc.(c)	191,578
5,053	Symbion, Inc.(c)	83,880
9,900	Symmetricom, Inc.(c)	83,853
75,000	Symmetry Medical, Inc.(c)	1,170,000
800	Syms Corp.(c)	15,528
1,600	Symyx Technologies, Inc.(c)	39,280
8,100	Synagro Technologies, Inc.	34,992
5,530	Synaptics, Inc.(c)	156,831
6,200	SYNNEX Corp.(c)	139,190
9,600	Syntax-Brillian Corp.(c)	60,960
2,600	Syntel, Inc.	65,130
5,500	Syntroleum Corp.(c)	21,670
7,700	Systemax, Inc.(c)	83,699
10,100	Take-Two Interactive Software, Inc.(c)	141,299
5,500	Talbots, Inc.	154,220
5,333	Talk America Holdings, Inc.(c)	42,771
59,282	Talx Corp.	1,441,738
3,300	Tanger Factory Outlet Centers, Inc.	123,090
10,693	Tanox, Inc.(c)	143,607
4,320	Taser International, Inc.(c)	40,219
9,200	Taubman Centers, Inc.	431,480
1,169	Team, Inc.(c)	37,303
8,700	Technitrol, Inc.	219,414
1,094	Tecumseh Products Co. - Class A(c)	18,379
1,310	Tejon Ranch Co.(c)	63,535
7,900	Tekelec(c)	116,525
3,800	Teledyne Technologies, Inc.(c)	158,536
9,737	TeleTech Holdings, Inc.(c)	188,995
2,100	Temecula Valley Bancorp, Inc.(c)	48,300
4,500	Tempur-Pedic International, Inc.(c)	88,830
3,000	Tennant Co.	82,950
8,800	Tenneco, Inc.(c)	199,760
17,740	Terayon Communication Systems, Inc.(c)	27,320
16,000	Terra Industries, Inc.(c)	148,640
2,700	Terremark Worldwide, Inc.(c)	14,391
4,455	Tetra Tech, Inc.(c)	80,992
11,300	Tetra Technologies, Inc.(c)	292,670
3,300	Texas Industries, Inc.	204,930
3,400	Texas Regional Bancshares, Inc. - Class A	132,090
3,300	TheStreet.com, Inc.	30,030
34	Third Wave Technologies, Inc.(c)	137
9,206	Thor Industries, Inc.	403,407
9,000	Thoratec Corp.(c)	141,750
5,250	THQ, Inc.(c)	157,868
40,902	TIBCO Software, Inc.(c)	378,344
2,900	TierOne Corp.	92,742
9,600	Time Warner Telecom, Inc. - Class A(c)	191,424
3,200	Titan International, Inc.	59,136
9,900	Tivo, Inc.(c)	63,261
3,750	TNS, Inc.(c)	61,950
1,410	Tompkins Trustco, Inc.	69,302
72,900	Tootsie Roll Industries, Inc.	2,316,762
6,000	Topps Co, Inc. (The)	52,380
1,100	Toro Co.	47,476
6,557	TradeStation Group, Inc.(c)	102,617
4,000	Trammell Crow Co.(c)	195,000
2,000	Transaction Systems Architects, Inc.(c)	67,420
12,900	Transmeridian Exploration, Inc.(c)	45,150
1,600	Travelzoo, Inc.(c)	52,112
300	TRC Cos., Inc.(c)	2,451
7,600	Tredegar Corp.	132,544
3,200	Trex Co., Inc.(c)	84,544
1,975	Triad Guaranty, Inc.(c)	101,732
2,400	Triarc Cos., Inc. - Class A	43,896
5,100	Triarc Cos., Inc. - Class B	85,629
2,300	Trico Bancshares	59,800
3,100	Trico Marine Services, Inc.(c)	105,710

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
UNITED STATES (continued)
9,880	Trident Microsystems, Inc.(c)	$208,863
4,503	Trimeris, Inc.(c)	34,313
6,030	TriPath Imaging, Inc.(c)	55,114
800	Triple Crown Media, Inc.(c)	5,640
28,756	Triquint Semiconductor, Inc.(c)	129,402
3,600	Triumph Group, Inc.	173,340
500	Tri-Valley Corp.(c)	4,000
4,220	Trizetto Group, Inc.(c)	72,120
2,700	True Religion Apparel, Inc.(c)	58,536
6,500	Trump Entertainment Resorts, Inc.(c)	132,145
5,759	Trustco Bank Corp.	63,637
3,175	Trustmark Corp.	100,520
9,200	TTM Technologies, Inc.(c)	111,780
600	Tuesday Morning Corp.	9,900
5,100	Tupperware Brands Corp.	108,273
2,140	TurboChef Technologies, Inc.(c)	26,536
2,700	Tween Brands, Inc.(c)	112,914
700	Twin Disc, Inc.	24,395
9,100	Tyler Technologies, Inc.(c)	129,129
3,200	UAP Holding Corp.	80,096
11,900	UCBH Holdings, Inc.	203,966
3,875	UIL Holdings Corp.	154,031
8,701	Ulticom, Inc.(c)	87,010
4,229	Ultimate Software Group, Inc.(c)	104,625
3,400	Ultralife Batteries, Inc.(c)	40,766
3,800	Ultratech, Inc.(c)	54,302
4,400	UMB Financial Corp.	157,784
8,639	Umpqua Holdings Corp.	243,965
1,300	Unifirst Corp.	46,865
2,250	Union Bankshares Corp.	67,590
3,600	Unisource Energy Corp.	128,088
15,400	United Auto Group, Inc.	353,892
8,045	United Bankshares, Inc.	307,239
4,000	United Community Banks, Inc.	125,760
5,861	United Community Financial Corp.	75,314
2,000	United Financial Bancorp, Inc.	27,560
2,500	United Industrial Corp.	112,525
4,949	United Natural Foods, Inc.(c)	172,720
7,800	United Online, Inc.	105,456
9,900	United Rentals, Inc.(c)	234,531
3,100	United Retail Group, Inc.(c)	55,707
4,314	United Stationers, Inc.(c)	205,994
4,100	United Surgical Partners International, Inc.(c)	101,762
2,000	United Therapeutics Corp.(c)	119,700
8,030	Universal American Financial Corp.(c)	149,278
6,500	Universal Compression Holdings, Inc.(c)	391,690
2,886	Universal Corp.	106,263
3,500	Universal Display Corp.(c)	40,425
3,108	Universal Electronics, Inc.(c)	67,226
2,311	Universal Forest Products, Inc.	104,873
100,000	Universal Technical Institute, Inc.(c)	1,998,000
2,100	Univest Corp. of Pennsylvania	63,672
5,100	URS Corp.(c)	206,091
1,300	Urstadt Biddle Properties, Inc.	23,790
3,800	Urstadt Biddle Properties, Inc. - Class A	72,694
4,500	US LEC Corp. - Class A(c)	40,500
1,400	US Physical Therapy, Inc.(c)	16,870
5,400	USA Mobility, Inc.	137,052
1,000	USANA Health Sciences, Inc.(c)	44,920
3,151	USB Holding Co., Inc.	71,622
5,100	USEC, Inc.	56,916
5,900	U-Store-It Trust	129,564
50,000	UTi Worldwide, Inc.	1,292,500
16,100	Utstarcom, Inc.(c)	173,397
6,600	VA Software Corp.(c)	26,730

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
UNITED STATES (continued)
10,874	Vaalco Energy, Inc.(c)	$90,145
5,400	Vail Resorts, Inc.(c)	208,710
5,700	Valeant Pharmaceuticals International	106,476
4,800	Valmont Industries, Inc.	267,840
15,401	Valueclick, Inc.(c)	289,539
7,753	Valuevision Media, Inc. - Class A(c)	100,091
6,400	Varian Semiconductor Equipment Associates, Inc.(c)	233,536
6,800	Varian, Inc.(c)	318,852
7,578	Vector Group Ltd.	129,887
7,100	Veeco Instruments, Inc.(c)	132,699
35,200	Ventana Medical Systems, Inc.(c)	1,421,728
2,700	Verint Systems, Inc.(c)	88,398
3,100	Veritas DGC, Inc.(c)	223,231
1,300	Vertrue, Inc.(c)	58,461
2,200	Viad Corp.	81,290
3,800	Viasat, Inc.(c)	103,132
5,686	Viasys Healthcare, Inc.(c)	162,904
5,408	Vicor Corp.	64,355
6,572	Vignette Corp.(c)	107,124
3,200	Virginia Commerce Bancorp(c)	65,152
9,129	Viropharma, Inc.(c)	121,690
1,700	VistaCare, Inc. - Class A(c)	21,267
14,372	Visteon Corp.(c)	106,065
2,526	Vital Images, Inc.(c)	78,407
2,503	Vital Signs, Inc.	141,069
44,800	Vitesse Semiconductor Corp.(c)	52,416
3,600	Volt Information Sciences, Inc.(c)	142,200
3,200	Wabash National Corp.	44,896
8,029	Wabtec Corp.	252,030
49,600	Waddell & Reed Financial, Inc. - Class A	1,264,800
3,300	Walter Industries, Inc.	153,417
6,355	Warnaco Group, Inc. (The)(c)	134,980
1,500	Warrior Energy Service Corp.(c)	42,585
2,600	Washington Group International, Inc.(c)	147,212
7,100	Washington Real Estate Investment Trust	299,265
2,100	Washington Trust Bancorp, Inc.	56,868
34,800	Waste Connections, Inc.(c)	1,416,012
2,000	Waste Industries USA, Inc.	57,640
700	Watsco, Inc.	34,860
3,600	Watson Wyatt Worldwide, Inc. - Class A	162,540
4,800	Watts Water Technologies, Inc. - Class A	178,656
8,100	Wausau Paper Corp.	109,836
77,100	WD-40 Co.	2,620,629
52,300	WebEx Communications, Inc.(c)	2,010,935
12,024	webMethods, Inc.(c)	90,420
2,200	Websense, Inc.(c)	60,214
4,000	WebSideStory, Inc.(c)	52,200
4,744	Weis Markets, Inc.	192,606
1,500	Wellman, Inc.	5,655
6,200	Werner Enterprises, Inc.	113,770
2,983	WesBanco, Inc.	97,693
2,290	West Bancorporation, Inc.	41,953
2,200	West Coast Bancorp	72,380
4,400	West Marine, Inc.(c)	74,448
4,000	West Pharmaceutical Services, Inc.	168,160
2,500	Westamerica Bancorporation	124,625
6,200	Westar Energy, Inc.	156,984
2,200	Westell Technologies, Inc. - Class A(c)	5,280
800	Westmoreland Coal Co.(c)	18,320
9,300	Wet Seal, Inc. (The) - Class A(c)	58,032
3,900	WGL Holdings, Inc.	126,555
5,400	W-H Energy Services, Inc.(c)	252,882

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
UNITED STATES (continued)
3,100	Wheeling-Pittsburgh Corp.(c)	$61,287
6,900	Whiting Petroleum Corp.(c)	307,809
5,949	Wild Oats Markets, Inc.(c)	106,963
1,500	Willow Financial Bancorp, Inc.	23,955
5,400	Wilshire Bancorp, Inc.	106,812
10,100	Wind River Systems, Inc.(c)	110,898
5,600	Winnebago Industries	186,424
4,800	Winston Hotels, Inc.	58,080
8,200	Winthrop Realty Trust	50,922
3,300	Wintrust Financial Corp.	159,258
5,523	Witness Systems, Inc.(c)	97,978
3,500	WMS Industries, Inc.(c)	123,655
8,400	Wolverine World Wide, Inc.	238,224
4,325	Woodward Governor Co.	154,446
2,490	World Acceptance Corp.(c)	124,475
551	World Air Holdings, Inc.(c)	4,965
2,300	World Fuel Services Corp.	98,946
4,000	World Wrestling Entertainment, Inc.	66,680
10,900	Worthington Industries, Inc.	188,352
79,400	Wright Medical Group, Inc.(c)	1,961,974
2,800	Xenoport, Inc.(c)	67,396
2,099	X-Rite, Inc.	23,740
2,500	Yankee Candle Co., Inc.	84,625
1,000	York Water Co.	19,470
6,600	Zale Corp.(c)	190,344
3,800	Zenith National Insurance Corp.	176,776
700	Zhone Technologies, Inc.(c)	994
2,100	Zoll Medical Corp.(c)	81,270
2,600	Zoltek Cos., Inc.(c)	65,182
9,822	Zoran Corp.(c)	136,722
3,200	Zygo Corp.(c)	55,424
11,684	Zymogenetics, Inc.(c)	187,528

		318,981,309

Total Common Stocks (Cost $496,257,896)		605,488,640

EXCHANGE TRADED FUNDS — 6.4%
Mutual Fund — 6.4%
125,000	iShares MSCI Germany Index Fund	3,145,000
540,000	iShares MSCI Hong Kong Index Fund	7,900,200
721,500	iShares MSCI Japan Index Fund	9,963,915
20,800	iShares MSCI Pacific ex-Japan Index Fund	2,481,648
1,317,400	iShares MSCI Singapore Index Fund	13,345,262
90,500	iShares MSCI South Korea Index Fund	4,275,220
258,000	iShares MSCI Taiwan Index Fund	3,415,920

		44,527,165

Total Exchange Traded Funds (Cost $36,822,976)		44,527,165

RIGHTS/WARRANTS — 0.0%
Banks — 0.0%
602,250	Bank Pan Indonesia Tbk PT, Expires 07/10/09(c)	11,566
Consumer Discretionary — 0.0%
39,600	Playmates Holdings Ltd., Expires 05/27/07(c)	407
Energy — 0.0%
1,305	Sondex Plc, Expires 11/09/06	0
Health Care — 0.0%
1,313	Unilabs SA(c)	739
Industrials — 0.0%
46,684	Stanelco Plc, Expires 11/01/06	347
Materials — 0.0%
1,330	Unipapel SA, Expires 11/10/06(c)	1,935
Real Estate — 0.0%
9,600	Allied Properties HK Ltd., Expires 6/9/09(c)	988

OLD WESTBURY FUNDS, INC.
GLOBAL SMALL CAP FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
Telecommunication Services — 0.0%
432,569	Tim Participacoes SA, Expires 11/03/06(c)	$156
Total Rights/Warrants (Cost $0)		16,138

Principal Amount
U.S. GOVERNMENT AGENCIES — 5.4%
$9,000,000	Federal Home Loan Bank 5.07%, 11/01/2006(d)	9,000,000
19,700,000	Federal Home Loan Bank 5.11%, 11/22/2006(d)	19,641,278
9,000,000	Federal Home Loan Bank 5.11%, 11/17/2006(d)	8,979,560
Total U.S. Government Agencies (Cost $37,620,838)		37,620,838

Shares
CASH SWEEP — 2.7%
19,372,621	MMDA Overnight Sweep	19,372,621
Total Cash Sweep (Cost $19,372,621)		19,372,621

TOTAL INVESTMENTS — 101.2%
(Cost $590,074,331)(a)		707,025,402
LIABILITIES IN EXCESS OF OTHER NET ASSETS — (1.2)%		(8,533,326)

NET ASSETS — 100.0%		$698,492,076

(a)	Cost for Federal income tax purposes is $591,294,897 and net unrealized appreciation on investments is as follows:

Unrealized appreciation	$134,142,913
Unrealized depreciation	(18,412,408)

Net unrealized appreciation	$115,730,505

ADR—American Depositary Receipt

(b)	Fair valued security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $261,836, which is 0.04% of net assets.

(c)	Non-income producing security.

(d)	The interest rate represents the annualized yield at time of purchase.

Portfolio diversification by Sector

Sector	Percentage of Net Assets
Banks	5.6%
Consumer Discretionary	14.3
Consumer Staples	6.1
Diversified Financials	2.0
Energy	3.4
Health Care	8.7
Industrials	18.7
Information Technology	12.5
Insurance	3.0
Materials	6.7
Real Estate	3.6
Telecommunication Services	0.8
Utilities	1.3
Other*	13.3

*	Includes cash and equivalents, pending trades and capital stock transactions, interest and dividends receivables and accrued expenses payable.

OLD WESTBURY FUNDS, INC.
INTERNATIONAL FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS

Shares		Value
COMMON STOCKS — 97.4%
FINLAND — 2.3%
999,944	Nokia Oyj	$19,845,476
1,429,632	Stora Enso Oyj - Class R	23,136,570

		42,982,046

FRANCE — 7.2%
70,441	Air Liquide SA	14,996,055
234,789	BNP Paribas	25,815,972
217,565	Carrefour SA	13,256,440
286,189	Electricite de France	17,353,753
671,263	France Telecom SA	17,434,624
104,785	Sanofi-Aventis	8,906,946
1,301,599	STMicroelectronics NV	22,509,817
260,474	Total SA	17,636,208

		137,909,815

GERMANY — 8.0%
129,070	Allianz SE	23,876,410
753,966	Commerzbank AG	26,694,001
749,748	Deutsche Telekom AG	13,013,966
189,638	Fresenius Medical Care AG & Co.	25,244,405
401,566	Metro AG	23,863,018
46,114	Muenchener Rueckversicherungs- Gesellschaft AG	7,461,721
118,753	SAP AG	23,568,418
114,877	Siemens AG	10,294,079

		154,016,018

HONG KONG — 9.0%
13,902,834	Citic Pacific Ltd.	42,724,597
47,024,432	Huaneng Power International, Inc. - Class H	36,943,795
5,911,882	Hutchison Whampoa Ltd.	52,450,735
129,396,630	Semiconductor Manufacturing International Corp.(b)	15,140,530
71,499,170	Sinotrans Ltd. - Class H	24,454,533

		171,714,190

ITALY — 3.2%
4,168,131	Banca Intesa SpA	28,487,628
1,359,628	Capitalia SpA	12,016,980
700,397	ENI SpA	21,123,382

		61,627,990

JAPAN — 29.2%
541,926	Aeon Co. Ltd.	12,765,646
67,312	Alfresa Holdings Corp.	3,942,432
1,056,418	Bridgestone Corp.	22,039,758
255,015	Chugai Pharmaceutical Co. Ltd.	5,233,090
669,948	COMSYS Holdings Corp.	7,091,579
309,167	Daikin Industries Ltd.	8,723,450
176,434	FUJI SOFT, Inc.	4,442,718
189,875	H.I.S. Co. Ltd.	4,545,765
365,389	Honda Motor Co. Ltd.	12,934,124
2,624	Mitsubishi UFJ Financial Group, Inc.	32,980,890
1,203,904	Mitsui Trust Holdings, Inc.	14,174,476
2,206	Mizuho Financial Group, Inc.	17,183,241
306,759	Nidec Corp.	23,474,781
1,749,626	Nippon Express Co. Ltd.	9,469,567
4,254	Nippon Telegraph & Telephone Corp.	21,423,676
71,222	Nitto Denko Corp.	4,061,825
808,869	Nomura Holdings, Inc.	14,281,685
56,194	Nomura Research Institute Ltd.	8,196,910
1,117,945	NSK Ltd.	9,367,587
2,353	NTT Data Corp.	11,729,289
2,221	NTT Urban Development Corp.	19,180,112
445,392	Onward Kashiyama Co. Ltd.	6,108,407
62,891	ORIX Corp.	17,718,425
818,014	Ricoh Co. Ltd.	16,156,747
229,545	Rohm Co. Ltd.	21,118,415
837,099	Sanken Electric Co. Ltd.	9,791,385
645,708	Sanyo Denki Co. Ltd.	4,383,670
421,425	Sega Sammy Holdings, Inc.	10,593,728
1,593,207	Sekisui Chemical Co. Ltd.	14,085,555
586,183	Seven & I Holdings Co. Ltd.	18,795,146
275,304	Shimachu Co. Ltd.	7,885,669
150,004	SMC Corp.	20,495,609

OLD WESTBURY FUNDS, INC.
INTERNATIONAL FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
JAPAN (continued)
977,121	Sompo Japan Insurance, Inc.	$12,999,874
429,759	Sony Corp.	17,821,651
1,235,646	Sumitomo Corp.	16,249,186
664,946	Sumitomo Electric Industries Ltd.	9,415,165
493,071	Sumitomo Realty & Development Co. Ltd.	16,357,706
757,276	Suruga Bank Ltd.	9,414,555
336,830	Takefuji Corp.	12,211,185
273,590	THK Co. Ltd.	6,959,345
602,500	Toyota Motor Corp.	35,700,269
3,012	Zephyr Co. Ltd.	8,215,365

		559,719,658

NETHERLANDS — 4.7%
595,910	ABN AMRO Holding NV	17,378,902
1,219,156	Aegon NV	22,422,226
534,286	Heineken NV	24,214,746
354,250	Koninklijke Philips Electronics NV	12,374,855
390,110	Royal Dutch Shell Plc - Class A	13,517,998

		89,908,727

SINGAPORE — 2.4%
4,860,334	City Developments Ltd.	34,342,031
7,082,064	Singapore Telecommunications Ltd.	12,055,157

		46,397,188

SPAIN — 0.6%
549,543	Telefonica SA	10,590,930

SWEDEN — 1.5%
156,784	Svenska Handelsbanken AB - Class A	4,059,400
729,526	Swedbank AB	23,888,583

		27,947,983

SWITZERLAND — 7.8%
271,519	Adecco SA	16,772,827
261,916	Credit Suisse Group	15,790,121
65,723	Nestle SA	22,452,695
14,043	Nobel Biocare Holding AG	3,843,609
377,028	Novartis AG	22,881,407
124,871	Roche Holding AG	21,851,547
162,019	Syngenta AG(b)	26,164,235
80,598	Zurich Financial Services AG	19,921,936

		149,678,377

UNITED KINGDOM — 21.5%
3,066,297	Amlin Plc	17,620,552
498,138	Atkins (WS) Plc	8,309,753
1,383,717	Barclays Plc	18,674,627
2,955,769	BP Plc	32,871,328
316,053	British American Tobacco Plc	8,615,299
2,557,820	BT Group Plc	13,576,360
942,386	Bunzl Plc	12,457,764
7,373,228	Cable & Wireless Plc	20,605,042
789,508	Charter Plc(b)	13,885,632
1,416,766	Corus Group Plc	12,634,497
661,231	GlaxoSmithKline Plc	17,658,729
1,588,654	HSBC Holdings Plc	30,122,701
4,217,457	HSBC Infrastructure Co. Ltd.(b)	8,728,882
2,470,402	Imperial Chemical Industries Plc	19,167,850
1,300,444	Laird Group Plc	8,930,430
2,207,082	MyTravel Group Plc(b)	7,936,116
1,481,244	National Grid Plc	18,931,263
991,110	Pearson Plc	14,623,805
1,587,471	Prudential Plc	19,456,160
1,461,814	Resolution Plc	17,344,457
6,112,661	Royal & Sun Alliance Insurance Group Plc	17,198,895
732,187	Shire Plc	13,359,346
2,462,862	Smiths News Plc(b)	5,919,552
321,963	Standard Chartered Plc	9,058,915
7,357,462	Vodafone Group Plc	18,946,980
981,820	WH Smith Plc(b)	6,910,929
792,889	Wolseley Plc	18,739,669

		412,285,533

Total Common Stocks (Cost $1,504,227,334)		1,864,778,455

OLD WESTBURY FUNDS, INC.
INTERNATIONAL FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
INVESTMENT COMPANY — 0.8%
15,732,000	Federated Trust for U.S. Treasury Obligations	$15,732,000

Total Investment Company (Cost $15,732,000)		15,732,000

TOTAL INVESTMENTS — 98.2% (Cost $1,519,959,334)(a)		1,880,510,455
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.8%		34,532,159

NET ASSETS — 100.0%		$1,915,042,614

(a)	Cost for Federal income tax purposes is $1,524,537,632 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$389,781,053
Unrealized depreciation	(33,808,230)

Net unrealized appreciation	$355,972,823

(b)	Non-income producing security.

Portfolio diversification by Sector

Sector	Percentage of Net Assets
Banks	14.1%
Consumer Discretionary	9.8
Consumer Staples	6.5
Diversified Financials	3.6
Energy	4.4
Health Care	6.4
Industrials	15.3
Information Technology	9.7
Insurance	8.3
Materials	5.2
Real Estate	3.6
Telecommunication Services	6.7
Utilities	3.8
Other*	2.6

*	Includes cash and equivalents, investment company, pending trades and capital stock transactions, interest and dividends receivables and accrued expenses payable.

OLD WESTBURY FUNDS, INC.
FIXED INCOME FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS

Principal Amount		Value
CORPORATE BONDS — 1.1%
Consumer Discretionary — 0.1%
$138,837	Wal-Mart Stores, Inc., Series 92A1 7.49%, 06/21/07	$140,183

Diversified Financials — 0.3%
252,000	National Rural Utilities Cooperative Finance Corp. 5.75%, 11/01/08	254,512

Industrials — 0.7%
642,529	3M Employee Stock Ownership Plan Trust 5.62%, 07/15/09(b)	646,294

Total Corporate Bonds (Cost $1,029,068)		1,040,989

MUNICIPAL BONDS — 0.0%
New York — 0.0%
25,000	New York State Dormitory Authority Revenue Bonds, Taxable, Series B 2.60%, 12/15/07	24,266

Total Municipal Bonds (Cost $25,000)		24,266

U.S. GOVERNMENT AGENCIES — 95.6%
Federal Agricultural Mortgage Corp. — 0.5%
500,000	5.90%, 03/03/09	511,224

Federal Farm Credit Bank — 0.2%
125,000	4.75%, 01/19/10	124,586
100,000	5.15%, 12/06/10	100,433

		225,019

Federal Home Loan Bank — 88.5%
100,000	5.05%, 11/21/06(c)	99,992
45,000	4.25%, 05/08/07	44,766
30,000	7.38%, 02/12/10	32,231
20,250,000	4.88%, 03/12/10	20,258,161
25,000	3.38%, 05/14/10	23,806
550,000	4.25%, 06/11/10	538,946
2,370,000	5.25%, 06/11/10	2,399,914
2,875,000	4.13%, 08/13/10	2,802,053
205,000	4.75%, 08/13/10	204,176
270,000	6.88%, 08/13/10	288,420
19,795,000	5.13%, 09/10/10	19,969,928
300,000	5.13%, 09/29/10	302,353
3,228,301	4.75%, 10/25/10	3,172,936
25,000	4.25%, 11/15/10	24,383
1,530,000	6.63%, 11/15/10	1,625,013
1,130,000	4.00%, 02/15/11	1,092,168
50,000	5.88%, 02/15/11	51,738
5,150,000	4.88%, 03/11/11	5,149,979
26,120,000	5.25%, 06/10/11	26,516,658
50,000	4.38%, 08/15/11	48,934
25,000	5.75%, 08/15/11	25,898
2,060,000	5.00%, 09/09/11	2,070,572
250,000	4.88%, 11/15/11	249,816

		86,992,841

Federal Home Loan Mortgage Corp. — 0.5%
300,000	4.75%, 12/08/10	298,320
190,000	4.50%, 12/16/10	187,383

		485,703

Federal National Mortgage Assoc. — 2.2%
2,000,000	7.25%, 01/15/10	2,139,494
16,587	7.50%, 08/01/25	17,335

		2,156,829

Government National Mortgage Assoc. — 0.2%
169,738	8.50%, 10/15/17	180,825
543	9.00%, 02/15/20	584

		181,409

Tennessee Valley Authority — 3.5%
400,000	5.63%, 01/18/11	410,753

OLD WESTBURY FUNDS, INC.
FIXED INCOME FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Principal Amount		Value
Tennessee Valley Authority (continued)
$3,000,000	4.88%, 12/15/16	$2,996,838

		3,407,591

Total U.S. Government Agencies (Cost $92,791,122)		93,960,616

U.S. GOVERNMENT SECURITIES — 2.2%
U.S. Treasury Notes — 2.2%
1,000,000	4.25%, 01/15/10(d)	1,272,253
300,000	5.75%, 08/15/10	312,106
575,000	2.38%, 04/15/11(d)	587,485

		2,171,844

Total U.S. Government Securities (Cost $2,102,897)		2,171,844

Shares
INVESTMENT COMPANY — 0.0%
31,300	SEI Daily Income Trust Government II Fund	31,300

Total Investment Company (Cost $31,300)		31,300

TOTAL INVESTMENTS — 98.9% (Cost $95,979,387)(a)		$97,229,015
OTHER ASSETS IN EXCESS OF LIABILITIES — 1.1%		1,037,736

NET ASSETS — 100.0%		$98,266,751

(a)	Cost for Federal income tax purposes is $96,138,955 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,467,555
Unrealized depreciation	(377,495)

Net unrealized appreciation	$1,090,060

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. These securities have been determined to be liquid in accordance with procedures adopted by the Fund’s Board.

(c)	Variable rate security. Rate represents the rate in effect as of October 31, 2006. Maturity reflects final maturity date.

(d)	Inflation protected security. Principal amount reflects original security face amount.

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS

Principal Amount		Value
MUNICIPAL BONDS — 94.6%
Alabama — 0.5%
$110,000	Alabama State Public School & College Revenue Bonds, Series C, (FSA) 5.00%, 05/01/13	$116,518
400,000	Alabama Water Pollution Control Authority Revenue Bonds, (AMBAC) 5.50%, 08/15/14	428,904

		545,422

Arizona — 2.1%
800,000	Arizona State Transportation Board Grant Anticipation Revenue Bonds, Series A 5.00%, 07/01/14	869,904
400,000	Maricopa County School District No. 006 Washington Elementary School Improvement Project of 2001 GO, Series B, (FSA) 5.00%, 07/01/17	441,736
650,000	Maricopa County School District No. 48 Scottsdale School Improvement Project 2004 GO, Series B, (FSA) 4.75%, 07/01/18	694,629
450,000	University of Arizona Certificates of Participation, (AMBAC) 5.00%, 06/01/18	487,827

		2,494,096

Arkansas — 0.2%
200,000	Beaver Water District, Benton & Washington County Revenue Bonds, (AMBAC) 3.00%, 11/15/06	199,938

California — 3.8%
1,155,000	Alameda GO, (MBIA) 5.00%, 08/01/33	1,220,165
500,000	Los Altos School District GO, Series B 5.00%, 08/01/17	534,075
1,000,000	San Ramon Valley Unified School District GO, (MBIA) 5.00%, 08/01/17	1,104,630
1,500,000	Vacaville Unified School District GO, (MBIA) 5.00%, 08/01/20	1,617,720

		4,476,590

Colorado — 0.6%
130,000	Colorado Water Resources & Power Development Revenue Bonds, Series C, (MBIA) 5.00%, 09/01/15	141,296
485,000	Longmont Sales & Use Tax Revenue Bonds 5.63%, 11/15/17	522,878

		664,174

Connecticut — 0.2%
200,000	Torrington GO, (XLCA) 5.00%, 09/15/16	220,278

Florida — 1.9%
200,000	Clearwater Housing Authority Revenue Bonds, (FSA) 4.95%, 06/01/07	201,278
500,000	Florida State Department Transportation Turnpike Revenue Bonds, Series A 5.00%, 07/01/29	532,125
1,275,000	Jacksonville Transportation Revenue Bonds, Series A, (XCLA) 3.55%, 10/01/32(b)	1,275,000

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Principal Amount		Value
Florida (continued)
$150,000	Port Orange Water & Sewer Revenue Bonds, (AMBAC) 5.00%, 10/01/16	$161,554

		2,169,957

Georgia — 3.2%
1,480,000	Columbus Water & Sewer Revenue Bonds, (MBIA) 5.00%, 05/01/21	1,587,892
1,000,000	De Kalb County Water & Sewer Revenue Bonds, Series A, (FSA) 5.00%, 10/01/17	1,100,910
1,000,000	Municipal Electric Authority Revenue Bonds, (AMBAC) 5.00%, 01/01/26(b)	1,029,440

		3,718,242

Illinois — 3.4%
225,000	Chicago Neighborhoods Alive 21 Program GO, Series A, (FGIC) 5.88%, 01/01/19	244,940
575,000	Cook County GO, Series A, (FGIC) 5.00%, 11/15/22	592,785
150,000	Cook County School District No. 100 Berwyn South GO, Series D, (FSA) 5.00%, 12/01/12	160,944
285,000	Cook County School District No. 100 Berwyn South GO, Series D, (FSA) 5.00%, 12/01/13	307,877
85,000	Du Page County Community Unit School District No. 202 Lisle Pre-Refunded GO, (FSA) 5.55%, 12/30/17	91,582
65,000	Du Page County Community Unit School District No. 202 Lisle Un-Refunded GO, (FSA) 5.55%, 12/30/17	69,614
260,000	Freeport Sewer System Improvements GO, (AMBAC) 5.55%, 12/01/14	282,030
100,000	Gail Borden Public Library District GO, (FGIC) 4.63%, 12/15/08	102,190
500,000	Illinois State GO, First Series 5.50%, 08/01/15	530,450
400,000	Illinois State Sales Tax Revenue Bonds, Series Z 5.00%, 06/15/12	418,620
100,000	Piatt, Champaign & De Witt Counties Community School District No. 025 GO, Series B, (MBIA) 4.60%, 10/01/12	105,606
100,000	Rockford GO, Series A, (FSA) 5.38%, 12/15/13	106,646
250,000	Will County School District No. 122 GO, Series B, (FGIC) 5.20%, 11/01/16	266,958
600,000	Will County School District No. 161 Summit Hill GO, (FGIC) 5.00%, 01/01/17	647,898

		3,928,140

Indiana — 9.7%
580,000	Anderson School Building Corp., First Mortgage Revenue Bonds, (FSA-State Aid Withholding) 5.00%, 01/15/16	633,580

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Principal Amount		Value
Indiana (continued)
$1,490,000	Anderson School Building Corp., First Mortgage Revenue Bonds, (FSA-State Aid Withholding) 5.00%, 07/15/25	$1,616,143
315,000	East Allen Multiple School Building Corp., First Mortgage Revenue Bonds, (FSA-State Aid Withholding) 5.00%, 07/10/14	331,484
490,000	East Noble Facilities School Building Corp. Revenue Bonds, (MBIA-State Aid Withholding) 5.00%, 07/15/16	537,305
460,000	Franklin Community Multiple School Building Corp., First Mortgage Revenue Bonds, (FSA-State Aid Withholding) 5.13%, 07/15/12	488,423
75,000	Franklin Township School Building Corp., Marion County, First Mortgage Revenue Bonds 5.75%, 07/15/10	80,589
505,000	Hammond Independent School Building Corp., First Mortgage Revenue Bonds, (MBIA) 5.00%, 07/15/23	537,436
175,000	Huntington Countywide School Building Corp. II, First Mortgage Revenue Bonds, (MBIA-State Aid Withholding) 5.38%, 07/15/16	190,211
250,000	Indiana Bond Bank, Special Program Revenue Bonds, Series A, (AMBAC) 6.25%, 02/01/11	272,888
485,000	Indiana Bond Bank, Special Program-South Bend Revenue Bonds, Series E, (MBIA) 5.00%, 09/01/16	515,143
1,000,000	Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series E, (FSA) 3.60%, 05/15/41(b)	1,000,000
1,000,000	Indiana Health Facility Financing Authority Revenue Bonds, Series E-2, (AMBAC) 3.55%, 11/15/36(b)	1,000,000
1,000,000	Indiana Health Facility Financing Authority Revenue Bonds, Series E-4, (AMBAC) 3.55%, 11/15/36(b)	1,000,000
125,000	Indianapolis-Marion County Public Library GO, Series A 4.60%, 07/01/18	129,254
145,000	Lebanon Middle School Building Corp., First Mortgage Revenue Bonds, (FSA-State Aid Withholding) 5.05%, 07/15/11	154,109
700,000	Mount Vernon of Hancock County Multiple School Building Corp., First Mortgage Revenue Bonds, Series A, (State Aid Withholding) 5.25%, 01/15/14	751,688
170,000	Noblesville Elementary Intermediate Schools Building Corp., First Mortgage GO, (FSA) 5.30%, 07/15/09	177,898
205,000	Noblesville Elementary Intermediate Schools Building Corp., First Mortgage GO, (FSA) 5.50%, 07/15/12	220,980

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Principal Amount		Value
Indiana (continued)
$435,000	Noblesville Industrial Redevelopment Authority, Economic Development Lease Rental Revenue Bonds, (AMBAC) 5.00%, 07/15/16	$464,271
160,000	Northern Wells Community School Building Corp., First Mortgage Revenue Bonds, (FGIC) 5.00%, 01/15/16	169,749
370,000	Northern Wells Community School Building Corp., First Mortgage Revenue Bonds, (FGIC) 5.00%, 07/15/16	392,544
500,000	Westfield Independent Multi-School Building Corp., First Mortgage Revenue Bonds, Series A, (FSA-State Aid Withholding) 5.00%, 07/15/23	530,325
135,000	Westfield-Washington Elementary Building Corp., First Mortgage Revenue Bonds, (FGIC-State Aid Withholding) 4.75%, 01/15/11	141,371

		11,335,391

Iowa — 0.2%
250,000	Iowa City Parking Facilities Revenue Bonds, (MBIA) 5.88%, 07/01/15	263,970

Kansas — 0.2%
250,000	Sedgwick County Unified School District No. 259 GO, (MBIA) 5.00%, 09/01/15	273,880

Maine — 0.7%
500,000	Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series B, (AMBAC) 5.00%, 07/01/21	538,885
250,000	Maine Municipal Bond Bank Revenue Bonds, Series B 5.25%, 11/01/15	268,702

		807,587

Maryland — 0.8%
1,000,000	Baltimore Public Improvements GO, Series A, (FSA) 3.60%, 10/15/20(b)	1,000,000

Massachusetts — 1.9%
800,000	Massachusetts State Consolidation Loan GO, Series D 5.00%, 08/01/17	874,120
600,000	Massachusetts State Special Obligation Consolidation Loan Revenue Bonds, Series A, (FGIC) 5.50%, 06/01/16	683,298
570,000	Springfield Water & Sewer Commission Revenue Bonds, Series A, (AMBAC) 5.00%, 07/15/20	618,285

		2,175,703

Michigan — 10.9%
400,000	Caro Community School District School Building & Site GO, Series A, (MBIA Q-SBLF) 5.00%, 05/01/17	434,268
130,000	Central Montcalm Public Schools GO, (MBIA Q-SBLF) 5.35%, 05/01/11	135,634

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Principal Amount		Value
Michigan (continued)
$1,450,000	Central Montcalm Public Schools GO, (MBIA Q-SBLF) 5.00%, 05/01/23	$1,543,888
275,000	Clarkston Community Schools GO, (Q-SBLF) 5.00%, 05/01/15	297,118
345,000	Clintondale Community Schools GO, (MBIA Q-SBLF) 5.00%, 05/01/20	370,154
250,000	Detroit Water Supply System Revenue Bonds, Senior Lien, Series A, (FGIC) 5.00%, 07/01/13	265,655
240,000	Dundee Community School District School Building & Site GO, (Q-SBLF) 5.38%, 05/01/14	254,033
250,000	Dundee Community School District School Building & Site GO, (Q-SBLF) 5.38%, 05/01/19	264,618
325,000	East Lansing School District School Building & Site GO, (Q-SBLF) 5.38%, 05/01/16	344,286
150,000	Galesburg-Augusta Community Schools GO, (Q-SBLF) 5.38%, 05/01/14	159,023
250,000	Jackson Public Schools School Building & Site GO, (FSA Q-SBLF) 5.00%, 05/01/15	270,932
1,500,000	Michigan State Hospital Finance Authority Revenue Bonds, Series B-7, (MBIA) 3.50%, 11/15/26(b)	1,500,000
750,000	Michigan State Trunk Line Revenue Bonds, Series A 5.25%, 11/01/13	822,030
260,000	Mount Clemens Community School District GO, (FSA Q-SBLF) 5.00%, 05/01/18	280,121
885,000	Oakland University Revenue Bonds, (AMBAC) 5.25%, 05/15/18	967,765
245,000	Portage Public Schools School Building & Site GO, (FSA) 5.00%, 05/01/14	260,954
700,000	Saginaw City School District School Building & Site GO, (FSA Q-SBLF) 5.00%, 05/01/26	748,566
1,740,000	Stockbridge Community Schools GO, (FSA Q-SBLF) 5.00%, 05/01/21	1,853,935
150,000	Van Buren County GO, (AMBAC) 5.00%, 05/01/15	157,556
375,000	Warren Transportation Fund GO 5.00%, 06/01/16	391,440
185,000	West Bloomfield School District GO, (FSA) 5.00%, 05/01/16	201,548
500,000	Wyoming Building Authority GO, (MBIA) 5.00%, 05/01/20	535,710
245,000	Wyoming Sewer Disposal System Revenue Bonds, (MBIA) 5.00%, 06/01/18	263,186
400,000	Zeeland Public Schools GO, (Q-SBLF) 5.00%, 05/01/20	418,316

		12,740,736

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Principal Amount		Value
Missouri — 3.1%
$1,000,000	Missouri State Health & Educational Facilities Authority Revenue Bonds, Series B, (AMBAC) 3.56%, 06/01/20(b)	$1,000,000
900,000	North Kansas City School District No. 74 GO, (State Aid Direct Deposit) 5.00%, 03/01/18	985,860
900,000	St. Charles School District GO, Series A, (FSA) 5.00%, 03/01/18	975,762
650,000	St. Louis Board of Education Direct Deposit Program GO, Series A, (MBIA-State Aid Direct Deposit) 5.00%, 04/01/21	704,249

		3,665,871

Nebraska — 0.2%
185,000	Douglas County School District No. 054 Ralston Public School GO, (FSA) 4.60%, 12/15/12	192,228

Nevada — 0.4%
500,000	Washoe County GO, (MBIA) 5.00%, 06/01/17	500,490

New Jersey — 1.1%
500,000	Freehold Township Board of Education GO, (MBIA) 4.75%, 02/15/24	521,320
495,000	Gloucester County Improvement Authority Lease Revenue Bonds, Series A, (AMBAC) 5.00%, 12/01/18	533,828
200,000	Old Bridge Township Board of Education GO, (MBIA) 5.00%, 07/15/13	216,898

		1,272,046

New Mexico — 0.9%
1,000,000	New Mexico Finance Authority, State Office Building Tax Revenue Bonds, Series A 5.00%, 06/01/15	1,061,610

New York — 3.0%
650,000	New York State Dormitory Authority Mental Health Services Facilities Improvement Revenue Bonds, Series C, (FGIC) 5.00%, 02/15/16	701,740
1,000,000	New York State Energy Research & Development Authority Pollution Control Central Hudson Revenue Bonds, Series D, (AMBAC) 3.45%, 08/01/28(b)	1,000,000
100,000	Sherrill School District GO, (FGIC-State Aid Withholding) 5.00%, 06/15/14	106,796
1,500,000	Triborough Bridge & Tunnel Authority Revenue Bonds, Series D-3, (AMBAC) 3.38%, 11/01/32(b)	1,500,000
200,000	William Floyd Union Free School District, Mastics- Moriches-Shirley GO, (MBIA-State Aid Withholding) 5.00%, 06/15/12	214,432

		3,522,968

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Principal Amount		Value
North Carolina — 3.5%
$300,000	Brunswick County GO, (FGIC) 5.00%, 05/01/15	$322,917
2,235,000	Dare County Certificates of Participation, (FGIC) 5.00%, 06/01/17	2,421,176
450,000	Iredell County Public Improvements GO 5.00%, 06/01/20	486,616
250,000	Winston-Salem Certificates of Participation, Series A 5.00%, 06/01/15	272,350
500,000	Winston-Salem Certificates of Participation, Series A 5.00%, 06/01/16	546,940

		4,049,999

Ohio — 11.0%
300,000	Cincinnati GO 5.00%, 12/01/15	319,611
2,000,000	Cincinnati School District GO, (FGIC) 5.00%, 12/01/17	2,215,300
1,000,000	Franklin County Hospital Revenue Bonds, Series A, (MBIA) 3.62%, 11/15/33(b)	1,000,000
1,000,000	Franklin County Hospital Revenue Bonds, Series B-2, (MBIA) 3.55%, 11/15/31(b)	1,000,000
2,000,000	Hamilton County Sewer System Revenue Bonds, Series A, (MBIA) 5.00%, 12/01/19	2,159,020
1,000,000	Hamilton Local School District School Facilities Construction & Improvement GO, (FSA) 5.00%, 12/01/25	1,071,480
335,000	Licking Heights Local School District GO, Series A, (MBIA) 5.00%, 12/01/17	362,906
350,000	Licking Heights Local School District GO, Series A, (MBIA) 5.00%, 12/01/18	377,300
100,000	Lorain City School District, Classroom Facilities Improvement GO, (MBIA-School District Credit Program) 5.00%, 12/01/12	107,635
865,000	Marysville Wastewater Treatment System Revenue Bonds, (XLCA) 5.25%, 12/01/20	954,683
2,365,000	Ohio State Building Authority Facilities Revenue Bonds, Series B, (FGIC) 5.00%, 10/01/18	2,620,420
500,000	Olentangy School District GO, Series A, (FSA) 5.00%, 12/01/18	545,020
100,000	Wellston City School District GO 5.80%, 12/01/13	113,101

		12,846,476

Oregon — 0.1%
100,000	Oregon State Department of Administrative Services GO 5.00%, 12/01/13	107,184

Pennsylvania — 1.5%
115,000	New Castle Area School District GO, (MBIA-State Aid Withholding) 4.40%, 03/01/11	118,838

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Principal Amount		Value
Pennsylvania (continued)
$1,455,000	Pennsylvania Higher Educational Facilities Authority Temple University Revenue Bonds, (MBIA) 5.00%, 04/01/17	$1,592,017

		1,710,855

Puerto Rico — 0.4%
400,000	Puerto Rico Housing Finance Authority, Single Family Revenue Bonds, (HUD Loan) 5.00%, 12/01/12	427,164

Rhode Island — 0.6%
125,000	Rhode Island State & Providence Plantations GO, Series A, (FSA) 5.00%, 08/01/17	136,064
500,000	Rhode Island State Economic Development Corp. Department of Transportation Revenue Bonds, Series A, (FSA) 5.00%, 06/15/14	537,515

		673,579

South Carolina — 7.7%
1,800,000	Berkeley County Water & Sewer Revenue Bonds, Series A, (FSA) 5.00%, 06/01/21	1,933,614
150,000	McCormick County School District GO, (SCSDE) 5.00%, 03/01/12	160,390
400,000	Richland County School District No. 001 GO, (FSA, SCSDE) 4.75%, 03/01/14	428,292
1,500,000	South Carolina Jobs-Economic Development Authority Hospital Facilities Revenue Bonds, Series B, (AMBAC) 3.55%, 02/01/33(b)	1,500,000
2,200,000	South Carolina Transportation Infrastructure Bank Revenue Bonds, Series B-2, (XLCA) 3.55%, 10/01/31(b)	2,200,000
2,700,000	South Carolina Transportation Infrastructure Bank Revenue Bonds, Series B-3, (XLCA) 3.55%, 10/01/31(b)	2,700,000

		8,922,296

Tennessee — 0.1%
120,000	Kingsport GO, (AMBAC) 5.00%, 03/01/14	129,887

Texas — 13.9%
1,260,000	Aledo Independent School District School Building GO, Series A, (PSF-GTD) 5.00%, 02/15/20	1,348,024
110,000	Alief Independent School District GO, (PSF-GTD) 5.00%, 02/15/13	115,922
750,000	Allen Independent School District GO, (PSF-GTD) 5.00%, 02/15/21	795,480
200,000	Austin Revenue Bonds, (MBIA) 5.25%, 05/15/25	228,334
250,000	Birdville Independent School District Building GO, (PSF-GTD) 5.00%, 02/15/18	268,925
1,000,000	Brownsville Independent School District GO, (PSF-GTD) 5.50%, 08/15/18	1,084,580
1,630,000	Comal Independent School District School Building GO, (PSF-GTD) 5.00%, 02/01/28	1,710,620

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Principal Amount		Value
Texas (continued)
$1,000,000	Dallas Independent School District School Building GO, (PSF-GTD) 4.75%, 08/15/25	$1,040,430
350,000	Frisco Independent School District School Building GO, Series B, (MBIA) 5.50%, 07/15/13	387,499
240,000	Garland GO 4.50%, 02/15/19	245,078
700,000	Grapevine GO, Series A, (MBIA) 5.00%, 08/15/17	755,559
1,000,000	Grapevine GO, Series A, (MBIA) 5.00%, 08/15/19	1,072,780
370,000	Gregory-Portland Independent School District GO, (PSF-GTD) 5.50%, 08/15/19	395,175
500,000	Harlandale Independent School District School Building GO, (PSF-GTD) 5.00%, 08/15/18	543,500
100,000	Klein Independent School District GO, (PSF-GTD) 5.00%, 08/01/18	106,340
465,000	Lake Travis Independent School District School Building GO, Series A, (PSF-GTD) 5.00%, 02/15/19	502,233
255,000	Laredo GO, (FGIC) 5.38%, 08/15/20	275,178
220,000	McKinney GO, (FGIC) 5.20%, 08/15/14	229,528
1,500,000	Northwest Independent School District GO, (PSF-GTD) 4.50%, 02/15/18	1,555,245
150,000	San Antonio GO 5.25%, 08/01/13	163,569
375,000	San Antonio Independent School District GO, (PSF-GTD) 5.00%, 08/15/16	407,734
295,000	San Felipe Del Rio Consolidated Independent School District GO, (PSF-GTD) 5.38%, 08/15/16	313,780
1,375,000	Temple Utilities System Revenue Bonds, (MBIA) 5.00%, 08/01/23	1,453,512
635,000	Texas State Public Finance Authority Park & Wildlife GO 5.90%, 10/01/17	674,999
250,000	Texas Tech University Revenue Bonds, (AMBAC) 5.00%, 02/15/16	273,270
280,000	Ysleta Independent School District Public Facility Corp. Lease Revenue Bonds, (AMBAC) 5.50%, 11/15/10	295,568

		16,242,862

Virginia — 0.7%
175,000	Isle Wight County GO, (AMBAC) 5.00%, 12/01/16	192,400
250,000	Virginia Beach Public Improvement GO 5.00%, 01/15/16	275,340
300,000	Virginia College Building Authority, Educational Facilities 21st Century College & Equipment Revenue Bonds 5.00%, 02/01/16	327,255

		794,995

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Principal Amount		Value
Washington — 0.4%
$200,000	Pierce County School District No. 320 GO, (FGIC-School Board Guaranty) 5.00%, 12/01/16	$217,422
250,000	Snohomish County School District No. 006 Mukilteo GO, (School Board Guaranty) 5.35%, 12/01/15	266,642

		484,064

West Virginia — 0.3%
275,000	West Virginia University Revenue Bonds, Series A, (MBIA) 5.50%, 04/01/17	313,610

Wisconsin — 5.4%
135,000	Cedarburg School District GO, Series B, (FSA) 5.00%, 03/01/13	142,893
145,000	Cedarburg School District GO, Series B, (FSA) 5.00%, 03/01/14	153,478
1,645,000	Door County GO, Series A, (FGIC) 5.00%, 09/01/19	1,772,586
150,000	Door County GO, Series A, (FGIC) 5.25%, 09/01/20	160,614
100,000	Elmbrook School District GO 3.90%, 04/01/13	100,872
100,000	Fond Du Lac GO, (FGIC) 4.75%, 03/01/16	106,022
200,000	Fond Du Lac GO, (FGIC) 4.75%, 03/01/16	211,388
500,000	Fond Du Lac Promissory Notes GO, (FGIC) 4.40%, 05/01/11	510,880
130,000	Menomonee Falls Water Systems Mortgage Revenue Bonds, (FSA) 4.60%, 12/01/10	135,036
300,000	Milwaukee GO, Series B6 5.00%, 10/01/13	322,446
520,000	Osceola School District School Building GO, Series A, (FGIC) 5.13%, 05/01/17	548,896
775,000	Outagamie County GO 5.50%, 04/01/14	843,611
220,000	Two Rivers Public School District GO, (FSA) 5.75%, 03/01/12	235,195
505,000	Verona Area School District GO, Series A, (MBIA) 5.50%, 10/01/12	531,134
435,000	Waterford Graded Joint School District No. 1 GO, (FSA) 4.75%, 04/01/17	460,308

		6,235,359

Total Municipal Bonds (Cost $108,230,602)		110,167,647

Shares
INVESTMENT COMPANY — 5.6%
6,557,500	SEI Tax-Exempt Trust Money Market Fund	$6,557,500

Total Investment Company (Cost $6,557,500)		6,557,500

TOTAL INVESTMENTS — 100.2% (Cost $114,788,102)(a)		116,725,147

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(283,009)

NET ASSETS — 100.0%		$116,442,138

OLD WESTBURY FUNDS, INC.
MUNICIPAL BOND FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

(a)	Cost for Federal income tax purposes is $114,788,102 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$1,964,204
Unrealized depreciation	(27,159)

Net unrealized appreciation	$1,937,045

(b)	Variable rate security. Rate represents the rate in effect as of October 31, 2006. Maturity reflects final maturity date.

AMBAC — Insured by AMBAC Indemnity Corp.

CIFG — CDC IXIS Financial Guaranty

FGIC — Insured by Financial Guaranty Insurance Corp.

FSA — Insured by Financial Security Assurance, Inc.

GO — General Obligations

HUD — Insured by Department of Housing & Urban Development

MBIA — Insured by Municipal Bond Insurance Assoc.

PSF-GTD — Permanent School Fund Guarantee

Q–SBLF — Qualified-School Bond Loan Fund

SCSDE — South Carolina State Department of Education

XLCA — XL Capital Insurance

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS

Shares		Value
COMMON STOCKS — 48.7%
AUSTRALIA — 2.2%
Materials — 2.2%
1,498,691	Newcrest Mining Ltd.	$27,678,089

BRAZIL — 3.4%
Consumer Staples — 1.6%
6,607,000	Sadia S.A.	19,498,595

Materials — 1.8%
1,269,000	Votorantim Celulose e Papel S.A. - ADR	23,159,250

		42,657,845

CANADA — 4.6%
Industrials — 0.9%
1,150,000	Westshore Terminals Income Fund	11,162,563

Materials — 3.7%
4,899,300	Abitibi-Consolidated, Inc.	12,303,331
3,838,700	Abitibi-Consolidated, Inc. - ADR	9,558,363
677,400	Eldorado Gold Corp.(b)	2,895,516
765,000	Nova Chemicals Corp.	22,452,750

		47,209,960

		58,372,523

CHINA — 1.8%
Industrials — 1.3%
650,000	Suntech Power Holdings Co. Ltd. - ADR(b)	16,900,000

Utilities — 0.5%
5,677,500	Xinao Gas Holdings Ltd.	5,716,045

		22,616,045

GREECE — 2.2%
Energy — 2.2%
640,000	Tsakos Energy Navigation Ltd. - ADR	28,377,600

JAPAN — 1.1%
Industrials — 1.1%
4,200,000	Taisei Corp.	14,292,677

NETHERLANDS — 1.0%
Industrials — 1.0%
500,000	Chicago Bridge & Iron Co. N. V. - ADR	12,280,000

PAPUA NEW GUINEA — 0.3%
Materials — 0.3%
200,000	Lihir Gold Ltd. - ADR(b)	4,326,000

PERU — 3.3%
Materials — 3.3%
1,600,000	Cia de Minas Buenaventura S.A. - ADR	41,360,000

SINGAPORE — 4.1%
Industrials — 3.1%
2,600,000	Keppel Corp. Ltd.	26,387,461
10,017,000	Neptune Orient Lines Ltd.	13,061,736

		39,449,197

Real Estate — 1.0%
11,000,000	Allgreen Properties Ltd.	11,941,161

		51,390,358

SOUTH AFRICA — 1.0%
Real Estate — 1.0%
16,000,000	Allan Gray Property Trust	12,597,998

UNITED KINGDOM — 1.9%
Energy — 1.9%
350,000	Royal Dutch Shell Plc ADR	24,367,000

UNITED STATES — 21.8%
Consumer Staples — 2.0%
1,250,000	Gold Kist, Inc.(b)	24,762,500

Energy — 5.2%
277,100	Maritrans, Inc.	10,333,059
336,000	Murphy Oil Corp.	15,845,760
482,000	Occidental Petroleum Corp.	22,625,080
550,000	PHI, Inc.(b)	17,440,500

		66,244,399

Industrials — 1.7%
1,717,000	GrafTech International Ltd.(b)	10,387,850
350,000	Lindsay Manufacturing Co.	11,511,500

		21,899,350

Materials — 11.4%
225,000	Bowater, Inc.	4,704,750

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Shares		Value
UNITED STATES (continued)
Materials (continued)
2,536,000	Caraustar Industries, Inc.(b)	$27,464,880
306,000	Freeport-McMoRan Copper & Gold, Inc. - Class B.	18,506,880
630,000	Georgia Gulf Corp.	13,475,700
950,000	Huntsman Corp.(b)	16,406,500
665,000	Rock-Tenn Co. - Class A	13,725,600
3,979,000	Smurfit-Stone Container Corp.(b)	42,416,140
1,928,000	Wellman, Inc.	7,268,560

		143,969,010

Real Estate — 1.5%
350,000	The St. Joe Co.	18,823,000

		275,698,259

Total Common Stocks (Cost $554,015,594)		616,014,394

EXCHANGE TRADED FUNDS — 0.9%
Mutual Fund — 0.9%
200,000	iShares COMEX Gold Trust(b)	12,026,000

Total Exchange Traded Funds (Cost $10,339,860)		12,026,000

PREFERRED STOCKS — 0.3%
Industrials — 0.3%
45,000	World Waste Technologies, Inc. - Series B(b)(c)	4,140,000

Total Preferred Stocks (Cost $4,500,000)		4,140,000

RIGHTS/WARRANTS — 0.0%
Industrials — 0.0%
450,000	World Waste Technologies Inc. Warrants(b)(c)	0

Total Rights/Warrants (Cost $0)		0

Contracts		Value
CALL OPTIONS PURCHASED — 0.1%
Consumer Staples — 0.1%
4,382	ConAgra Foods, Inc., Strike $25.00, Expire 03/17/07	$832,580
2,901	ConAgra Foods, Inc., Strike $27.50, Expire 01/20/07	101,535
4,229	ConAgra Foods, Inc., Strike $27.50, Expire 03/17/07	253,740

		1,187,855

Total Call Options Purchased (Cost $430,309)		1,187,855

Principal Amount
U.S. GOVERNMENT AGENCIES — 26.9%
Federal Farm Credit Bank — 5.7%
$25,000,000	5.09%, 11/02/06(d)	24,996,465
5,000,000	5.25%, 01/03/07(e)	5,000,230
25,000,000	5.21%, 03/20/07(e)	25,002,725
1,000,000	5.24%, 04/04/07(e)	1,000,488
10,000,000	5.22%, 06/20/07(e)	10,002,120
5,840,000	5.25%, 09/24/07(e)	5,841,466

		71,843,494

Federal Home Loan Bank — 21.2%
69,000,000	5.07%, 11/01/06(d)	69,000,000
50,500,000	5.09%, 11/02/06(d)	50,492,860
39,500,000	5.08%, 11/06/06(d)	39,472,131
84,000,000	5.09%, 11/07/06(d)	83,928,740
25,000,000	5.17%, 03/14/08(b)(e)	24,997,950

		267,891,681

Total U.S. Government Agencies (Cost $339,719,432)		339,735,175

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

Principal Amount		Value
U.S. GOVERNMENT SECURITIES — 22.8%
U.S. Treasury Notes — 22.8%
$178,450,000	2.00%, 01/15/14(b)(f)	$191,916,834
96,345,000	2.00%, 01/15/16(b)(f)	96,149,097

		288,065,931

Total U.S. Government Securities (Cost $287,305,100)		288,065,931

Shares
CASH SWEEP — 0.2%
2,552,100	Citibank IIS Money
	Market Deposit	2,552,100

Total Cash Sweep (Cost $2,552,100)		2,552,100

TOTAL INVESTMENTS — 99.9% (Cost $1,198,862,395)(a)		1,263,721,455

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		985,243

NET ASSETS — 100.0%		$1,264,706,698

(^)	At October 31, 2006, the Real Return Fund held investments in restricted and illiquid securities amounting to $4,140,000 or 0.33% of net assets, which were valued under methods approved by the Director’s, as follows:

Acquisition Cost	Issuer	Acquisition Date	10/31/06 Carrying Value Per Unit

$5,000,000	World Waste Technologies, Inc. Series B	05/16/2006	$92.00

(a)	Cost for Federal income tax purposes is $1,198,862,395 and net unrealized appreciation of investments is as follows:

Unrealized appreciation	$95,658,464
Unrealized depreciation	(30,799,404)

Net unrealized appreciation	$64,859,060

(b)	Non-income producing security.

(c)	Fair value security under procedures established by the Fund’s Board of Directors. The aggregate value of fair valued securities is $4,140,000, which is 0.33% of net assets.

(d)	The interest rate represents the annualized yield at time of purchase.

(e)	Variable rate security. Rate represents the rate in effect as of October 31, 2006. Maturity reflects final maturity date.

(f)	Inflation protected security. Principal amount reflects original security face amount.

ADR - American Depositary Receipt

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

	Units	Unrealized Appreciation (Depreciation)
SWAP AGREEMENTS
Commodity Index Swap Agreement with AIG Financial Products Corp. based on the Dow Jones Corn Index, expiring 02/01/07 (Underlying notional amount at value $50,000,000)	500,000	$12,270,289
Commodity Index Swap Agreement with AIG Financial Products Corp. based on the Dow Jones Cotton Index, expiring 05/01/09 (Underlying notional amount at value $27,570,000)	.275,700	122,306
Commodity Index Swap Agreement with AIG Financial Products Corp. based on the Dow Jones Gold Index, expiring 05/30/08 (Underlying notional amount at value $23,604,750)	325	(2,124,693)
Commodity Index Swap Agreement with AIG Financial Products Corp. based on the Dow Jones Silver Index, expiring 05/30/08 (Underlying notional amount at value $19,898,143)	15,674	251,231
Commodity Index Swap Agreement with AIG Financial Products Corp. based on the Dow Jones Wheat Index, expiring 02/01/07 (Underlying notional amount at value $20,000,000)	.200,000	4,742,580
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Canola Index, expiring 10/26/07 (Underlying notional amount at value $20,094,777)	3,587	502,946
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Coffee Index, expiring 06/17/08 (Underlying notional amount at value $18,458,100)	400	(36,135)
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Coffee Index, expiring 06/19/07 (Underlying notional amount at value $20,143,980)	510	540,358
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Corn Index, expiring 06/26/08 (Underlying notional amount at value $5,503,800)	20,000	1,352,624
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Corn Index, expiring 11/25/08 (Underlying notional amount at value $1,487,850)	91	(51,409)
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Corn Index, expiring 11/28/07 (Underlying notional amount at value $8,519,127)	541	327,451

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

	Units	Unrealized Appreciation (Depreciation)
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Cotton Index, expiring 02/20/08 (Underlying notional amount at value $20,470,249)	700	$(161,499)
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Lumber Index, expiring 01/08/08 (Underlying notional amount at value $10,415,272)	349	(201,763)
Commodity Index Swap Agreement with Cargill, Inc. based on the Single Commodity Soybean Index, expiring 10/28/08 (Underlying notional amount at value $35,470,112)	1,099	1,885,228
Commodity Swap Agreement with Morgan Stanley Capital Group, Inc. based on Natural Gas Futures, expiring 05/31/11 (Underlying notional amount at value $42,798,300)	66,200	(730,054)
Commodity Swap Agreement with Morgan Stanley Capital Group, Inc. based on Palladium Futures, expiring 02/09/07 (Underlying notional amount at value $4,182,165)	150	700,354
Commodity Swap Agreement with Morgan Stanley Capital Group, Inc. based on Palladium Futures, expiring 02/12/07 (Underlying notional amount at value $4,183,740)	150	700,435
Commodity Swap Agreement with Morgan Stanley Capital Group, Inc. based on Palladium Futures, expiring 02/13/07 (Underlying notional amount at value $4,184,265)	150	700,560
Commodity Swap Agreement with Morgan Stanley Capital Group, Inc. based on Palladium Futures, expiring 02/14/07 (Underlying notional amount at value $4,184,790)	150	700,556
Commodity Swap Agreement with Morgan Stanley Capital Group, Inc. based on Palladium Futures, expiring 02/15/07 (Underlying notional amount at value $4,213,217)	151	705,334
Commodity Swap Agreement with Morgan Stanley Capital Group, Inc. based on Palladium Futures, expiring 02/16/07 (Underlying notional amount at value $4,931,203)	175	770,401

OLD WESTBURY FUNDS, INC.
REAL RETURN FUND	October 31, 2006
PORTFOLIO OF INVESTMENTS - (Continued)

	Units	Unrealized Appreciation (Depreciation)
Commodity Swap Agreement with Morgan Stanley Capital Group, Inc. based on Palladium Futures, expiring 02/20/07 (Underlying notional amount at value $3,526,027)	124	$516,342
Commodity Swap Agreement with Morgan Stanley Capital Group, Inc. based on Palladium Futures, expiring 02/21/07 (Underlying notional amount at value $5,790,640)	200	731,736
Equity Index Swap Agreement with Morgan Stanley Capital Group, Inc. based on the New York Stock Exchange Oil Index, expiring 04/19/11 (Underlying notional amount at value $53,087,500)	(7,750)	2,341,848

		$26,557,026

Portfolio diversification by Sector

Sector	Percentage of Net Assets
Consumer Staples	3.7%
Energy	9.3
Industrials	9.4
Materials	22.7
Real Estate	3.5
U.S. Government & Agency Securities	49.7
Utilities	0.5
Other*	1.2

*	Includes cash and equivalents, pending trades and capital stock transactions, interest and dividends receivables and accrued expenses payable.

OLD WESTBURY FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2006

	LARGE CAP EQUITY FUND	MID CAP EQUITY FUND
ASSETS:
Investments, at value	$396,921,407	$905,400,835
Foreign currency, at value (Cost $0, $0, $1,220,595, $23,637,304, $0, $0 and $0, respectively)	—	—
Cash	73,800	108,492
Dividends and interest receivable	182,983	405,618
Receivable for fund shares sold	217,966	317,500
Receivable for investments sold	—	17,766,613
Receivable for swap contracts sold	—	—
Unrealized appreciation on swap agreements	—	—
Unrealized appreciation on forward foreign currency exchange contracts	—	—
Prepaid expenses	429	31,484

Total Assets	397,396,585	924,030,542

LIABILITIES:
Cash due to broker on swap agreements	—	—
Payable for fund shares redeemed	527,936	509,740
Payable for investments purchased	—	8,134,973
Payable for swap contracts purchased	—	—
Unrealized depreciation on swap agreements	—	—
Deferred tax liability payable (Note 5)	—	—
Accrued expenses and other payables:
Investment advisory	223,694	504,341
Administration	9,268	18,862
Shareholder services and 12b-1	47,935	111,645
Custody	31,983	74,469
Directors	170	—
Other	62,564	151,872

Total Liabilities	903,550	9,505,902

NET ASSETS	$396,493,035	$914,524,640

NET ASSETS consist of:
Capital paid-in	$347,909,405	$667,603,554
Accumulated undistributed net investment income/(loss)	1,018,874	—
Accumulated undistributed net realized gain/(loss) on investments, futures, swap agreements, written options and foreign currency transactions	(24,872,470)	96,920,913
Net unrealized appreciation on investments, futures, swap agreements, written options and deferred taxes	72,437,226	150,000,173
Net unrealized appreciation/(depreciation) of other assets and liabilities denominated in foreign currencies	—	—

NET ASSETS	$396,493,035	$914,524,640

Net Asset Value, maximum offering price and redemption proceeds per share	$13.83	$17.73

SHARES OF CAPITAL STOCK OUTSTANDING	28,663,542	51,589,027

INVESTMENTS, AT COST	$324,484,181	$755,400,662

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

STATEMENTS OF ASSETS AND LIABILITIES - (Continued)

October 31, 2006

GLOBAL SMALL CAP FUND	INTERNATIONAL FUND	FIXED INCOME FUND	MUNICIPAL BOND FUND	REAL RETURN FUND

$707,025,402	$1,880,510,455	$97,229,015	$116,725,147	$1,263,721,455
1,229,319	23,970,294	—	—	—
384,120	161	173	86	33
775,213	3,884,982	1,432,612	1,295,116	2,149,649
825,900	797,000	17,400	87,000	854,700
1,280,775	13,195,065	—	—	2,205,471
—	—	—	—	3,277,629
—	—	—	—	29,862,579
—	—	—	—	262,800
127	218	31,465	333	247

711,520,856	1,922,358,175	98,710,665	118,107,682	1,302,334,563

—	—	—	—	29,460,000
945,998	692,329	364,546	96,688	1,577,398
11,288,366	4,645,044	—	1,471,747	—
—	—	—	—	2,014,757
—	—	—	—	3,305,553
39,925	—	—	—	—

480,841	1,150,317	36,051	42,224	870,523
14,822	37,201	3,864	4,183	25,184
84,854	233,288	12,017	14,075	153,622
32,351	233,288	8,012	9,381	14,964
421	2,935	31	—	2,465
141,202	321,159	19,393	27,246	203,399

13,028,780	7,315,561	443,914	1,665,544	37,627,865

$698,492,076	$1,915,042,614	$98,266,751	$116,442,138	$1,264,706,698

$557,015,335	$1,458,913,314	$96,143,112	$113,033,279	$1,119,330,277
3,670,630	19,901,533	1,864,846	1,494,187	10,891,358
20,898,010	75,286,867	(990,835)	(22,373)	42,806,279
116,951,071	360,551,121	1,249,628	1,937,045	91,416,086
(42,970)	389,779	—	—	262,698

$698,492,076	$1,915,042,614	$98,266,751	$116,442,138	$1,264,706,698

$12.94	$13.59	$10.79	$11.27	$11.68

53,965,291	140,913,438	9,103,380	10,330,281	108,265,143

$590,074,331	$1,519,959,334	$95,979,387	$114,788,102	$1,198,862,395

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

STATEMENTS OF OPERATIONS

For the Period Ended October 31, 2006

	LARGE CAP EQUITY FUND	MID CAP EQUITY FUND
INVESTMENT INCOME:
Interest	$73,268	$1,159,670
Dividends	5,237,945	6,960,197
Foreign tax withheld	—	—

Total Investment Income	5,311,213	8,119,867

EXPENSES:
Investment advisory fees	2,422,574	5,759,879
Shareholder services and Distribution (12b-1) fees	519,124	1,271,512
Administration and Accounting fees	158,459	368,929
Custodian fees	346,108	847,709
Directors fees and expenses	49,643	122,535
Insurance premiums	15,157	34,377
Legal and Audit fees	85,420	199,857
Miscellaneous expenses	22,085	47,976
Printing and postage fees	6,491	14,776
Registration fees	16,807	5,136
Transfer agent fees	32,936	78,601

Net expenses	3,674,804	8,751,287

NET INVESTMENT INCOME/(LOSS)	1,636,409	(631,420)

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS, FUTURES CONTRACTS, SWAP AGREEMENTS, WRITTEN OPTIONS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gains/(loss) on:
Investments	16,357,675	121,824,164
Futures contracts	—	—
Swap agreements	—	—
Written options	—	2,280,539
Foreign currency transactions	—	—
Net change in unrealized appreciation/(depreciation) on:
Investments	27,027,765	41,347,150
Futures contracts	—	—
Swap agreements	—	—
Written options	—	—
Foreign currency transactions	—	—
Deferred taxes on unrealized appreciation	—	—

Net realized and change in unrealized gain on investments, futures contracts, swap agreements, written options, foreign currency transactions and deferred taxes	43,385,440	165,451,853

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$45,021,849	$164,820,433

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

STATEMENTS OF OPERATIONS

For the Period Ended October 31, 2006 (Continued)

GLOBAL SMALL CAP FUND	INTERNATIONAL FUND	FIXED INCOME FUND	MUNICIPAL BOND FUND	REAL RETURN FUND

$1,478,018	$230,868	$4,259,490	$4,166,386	$22,756,610
10,070,337	44,068,654	20,172	122,266	9,181,942
(540,764)	(3,188,976)	—	—	(443,032)

11,007,591	41,110,546	4,279,662	4,288,652	31,495,520

5,339,930	13,241,678	389,791	493,155	9,191,196
942,341	2,676,791	129,930	164,385	1,621,977
414,567	776,129	54,334	81,443	456,624
166,356	2,676,791	86,620	109,587	89,387
87,776	256,586	12,415	15,574	150,814
18,345	35,402	21,931	11,632	23,721
114,170	360,801	26,089	29,721	199,964
53,910	93,052	5,804	7,506	75,293
11,579	22,352	2,485	2,006	15,773
18,108	16,916	11,417	13,107	27,352
54,210	141,090	16,604	15,534	84,814

7,221,292	20,297,588	757,420	943,650	11,936,915

3,786,299	20,812,958	3,522,242	3,345,002	19,558,605

20,898,010	153,267,624	155,883	(22,373)	67,292,543
—	—	—	—	(2,644,637)
—	—	—	—	(18,597,189)
—	—	—	—	1,618,865
31,918	(808,327)	—	—	81,514

89,736,756	163,911,911	(26,264)	1,321,490	40,236,379
—	—	—	—	5,588,655
—	—	—	—	23,846,289
—	—	—	—	139,517
(1,856)	1,188,432	—	—	29,635
(39,924)	—	—	—	—

110,624,904	317,559,640	129,619	1,299,117	117,591,571

$114,411,203	$338,372,598	$3,651,861	$4,644,119	$137,150,176

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	LARGE CAP EQUITY FUND		MID CAP EQUITY FUND
	FOR THE YEAR ENDED OCTOBER 31, 2006	FOR THE YEAR ENDED OCTOBER 31, 2005	FOR THE YEAR ENDED OCTOBER 31, 2006	FOR THE YEAR ENDED OCTOBER 31, 2005
From Operations:
Net investment income/(loss)	$1,636,409	$1,839,608	$(631,420)	$(1,456,011)
Net realized gain on investments, futures contracts, swap agreements, written options and foreign currency transactions	16,357,675	2,194,443	124,104,703	63,062,964
Net change in unrealized appreciation on investments, futures contracts, swap agreements, written options, foreign currency transactions and deferred taxes	27,027,765	14,264,660	41,347,150	5,714,720

Net increase in net assets resulting from operations	45,021,849	18,298,711	164,820,433	67,321,673

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,148,697)	(1,308,446)	—	—
Capital gains	—	—	(82,147,293)	—

Net decrease in net assets from dividends and distributions	(1,148,697)	(1,308,446)	(82,147,293)	—

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Net proceeds from sale of capital stock	90,808,318	86,261,393	128,542,364	131,166,737
Reinvestment of dividends and distributions	539,570	637,260	41,473,383	—
Net cost of capital stock redeemed	(45,248,133)	(87,413,459)	(112,715,085)	(234,605,228)

Net increase/(decrease) in net assets resulting from capital stock transactions	46,099,755	(514,806)	57,300,662	(103,438,491)

Net increase/(decrease) in net assets	89,972,907	16,475,459	139,973,802	(36,116,818)

NET ASSETS:
Beginning of period	306,520,128	290,044,669	774,550,838	810,667,656

End of period	$396,493,035	$306,520,128	$914,524,640	$774,550,838

Undistributed net investment income/(loss)	$1,018,874	$531,162	$—	$—

CAPITAL SHARE TRANSACTIONS:
Shares sold	7,014,243	7,153,676	7,618,067	8,298,675
Shares issued as reinvestment of dividends and distributions	42,088	53,194	2,572,595	—
Shares redeemed	(3,512,652)	(7,276,683)	(6,688,724)	(14,896,835)

Net increase/(decrease) in shares outstanding	3,543,679	(69,813)	3,501,938	(6,598,160)

[a]	For the period from April 7, 2005 (commencement of operations) to October 31, 2005.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS - (Continued)

GLOBAL SMALL CAP FUND		INTERNATIONAL FUND
FOR THE YEAR ENDED OCTOBER 31, 2006	FOR THE PERIOD ENDED OCTOBER 31, 2005[a]	FOR THE YEAR ENDED OCTOBER 31, 2006	FOR THE YEAR ENDED OCTOBER 31, 2005

$3,786,299	$1,220,497	$20,812,958	$13,202,010
20,929,928	169,140	152,459,297	60,676,734
89,694,976	27,213,125	165,100,343	104,541,105

114,411,203	28,602,762	338,372,598	178,419,849

(1,098,827)	—	(11,233,766)	(10,257,320)
(438,397)	—	—	—

(1,537,224)	—	(11,233,766)	(10,257,320)

140,690,299	485,782,526	302,456,289	680,099,984
775,182	—	5,442,289	5,220,741
(57,950,290)	(12,282,382)	(238,579,665)	(129,004,911)

83,515,191	473,500,144	69,318,913	556,315,814

196,389,170	502,102,906	396,457,745	724,478,343

502,102,906	—	1,518,584,869	794,106,526

$698,492,076	$502,102,906	$1,915,042,614	$1,518,584,869

$3,670,630	$951,240	$19,901,533	$11,130,668

11,683,466	48,160,926	23,862,735	64,967,332
68,595	—	456,568	508,812
(4,756,983)	(1,190,713)	(18,674,303)	(12,276,251)

6,995,078	46,970,213	5,645,000	53,199,893

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS - (Continued)

	FIXED INCOME FUND
	FOR THE YEAR ENDED OCTOBER 31, 2006	FOR THE YEAR ENDED OCTOBER 31, 2005
From Operations:
Net investment income	$3,522,242	$2,372,285
Net realized gain/(loss) on investments, futures contracts, swap agreements, options and foreign currency transactions	155,883	454,322
Net change in unrealized appreciation/(depreciation) on investments, futures contracts, swap agreements, written options and foreign currency transactions	(26,264)	(1,644,548)

Net increase in net assets resulting from operations	3,651,861	1,182,059

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,915,930)	(2,591,725)
Capital gains	(198,070)	(30,061)

Net decrease in net assets from dividends and distributions	(3,114,000)	(2,621,786)

CAPITAL STOCK TRANSACTIONS (DOLLARS):
Net proceeds from sale of capital stock	32,481,584	19,714,346
Reinvestment of dividends and distributions	1,911,251	1,619,308
Net cost of capital stock redeemed	(15,104,081)	(19,734,796)

Net increase in net assets resulting from capital stock transactions	19,288,754	1,598,858

Net increase in net assets	19,826,615	159,131

NET ASSETS:
Beginning of period	78,440,136	78,281,005

End of period	$98,266,751	$78,440,136

Undistributed net investment income	$1,864,846	$1,075,347

CAPITAL SHARE TRANSACTIONS:
Shares sold	3,064,627	1,817,022
Shares issued as reinvestment of dividends and distributions	181,141	150,057
Shares redeemed	(1,420,564)	(1,818,679)

Net increase in shares outstanding	1,825,204	148,400

[a]	For the period from April 29, 2005 (commencement of operations) to October 31, 2005.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

STATEMENTS OF CHANGES IN NET ASSETS - (Continued)

MUNICIPAL BOND FUND		REAL RETURN FUND
FOR THE YEAR ENDED OCTOBER 31, 2006	FOR THE YEAR ENDED OCTOBER 31, 2005	FOR THE YEAR ENDED OCTOBER 31, 2006	FOR THE PERIOD ENDED OCTOBER 31, 2005[a]

$3,345,002	$2,449,812	$19,558,605	$6,976,121
(22,373)	907,713	47,751,096	(2,099,115)
1,321,490	(2,840,167)	69,840,475	21,838,309

4,644,119	517,358	137,150,176	26,715,315

(2,810,669)	(2,295,193)	(12,629,821)	—
(907,712)	(572,618)	(5,859,249)	—

(3,718,381)	(2,867,811)	(18,489,070)	—

43,060,265	46,396,376	365,280,134	825,678,847
1,482,847	1,140,302	9,084,558	—
(27,678,707)	(35,057,252)	(67,891,835)	(12,821,427)

16,864,405	12,479,426	306,472,857	812,857,420

17,790,143	10,128,973	425,133,963	839,572,735

98,651,995	88,523,022	839,572,735	—

$116,442,138	$98,651,995	$1,264,706,698	$839,572,735

$1,494,187	$959,925	$10,891,358	$6,807,365

3,886,690	4,105,422	32,842,301	81,879,895
134,904	101,415	846,804	—
(2,501,699)	(3,112,588)	(6,053,692)	(1,250,165)

1,519,895	1,094,249	27,635,413	80,629,730

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

LARGE CAP EQUITY FUND

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period.

	YEAR ENDED OCTOBER 31,
	2006	2005	2004	2003	2002
Net asset value, beginning of period	$12.20	$11.51	$10.98	$9.85	$10.88

Investment operations:
Net investment income/(loss)	0.06	0.07	0.00[a]	(0.02)	(0.01)
Net realized and unrealized gains/(losses) on investments	1.62	0.67	0.53	1.15	(1.02)

Total from investment operations	1.68	0.74	0.53	1.13	(1.03)

Distributions:
Net investment income	(0.05)	(0.05)	—	—	—

Total distributions	(0.05)	(0.05)	—	—	—

Net asset value, end of period	$13.83	$12.20	$11.51	$10.98	$9.85

Total return	13.8%	6.4%	4.9%	11.5%	(9.5)%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$396,493	$306,520	$290,045	$228,994	$150,729
Ratio of expenses to average net assets	1.06%	1.14%	1.21%	1.25%	1.25%
Ratio of net investment income/(loss) to average net assets	0.47%	0.61%	(0.01)%	(0.20)%	(0.08)%
Ratio of expenses to average net assets*	— [b]	— [b]	— [b]	1.27%	1.26%
Ratio of net investment income/(loss) to average net assets*	— [b]	— [b]	— [b]	(0.22)%	(0.09)%
Portfolio turnover rate	56%	47%	40%	88%	84%

*	During the year, certain fees were voluntarily reduced. If such voluntary fee reductions and expense reimbursements had not occurred, the ratio would have been as indicated.

a	Less than $0.01 per share.

b	There were no voluntary fee reductions during the year.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

MID CAP EQUITY FUND

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period.

	YEAR ENDED OCTOBER 31,
	2006	2005	2004	2003	2002
Net asset value, beginning of period	$16.11	$14.82	$14.06	$12.58	$13.61

Investment operations:
Net investment income/(loss)	—	(0.03)	(0.03)	0.00[a]	0.00[a]
Net realized and unrealized gains/(losses) on investments and written options	3.31	1.32	0.79	1.49	(0.91)

Total from investment operations	3.31	1.29	0.76	1.49	(0.91)

Distributions:
Net investment income	—	—	—	(0.01)	(0.12)
Net realized gains	(1.69)	—	—	—	—

Total distributions	(1.69)	—	—	(0.01)	(0.12)

Net asset value, end of period	$17.73	$16.11	$14.82	$14.06	$12.58

Total return	21.9%	8.6%	5.5%	11.8%	(6.8)%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$914,525	$774,551	$810,668	$673,753	$501,467
Ratio of expenses to average net assets	1.03%	1.11%	1.16%	1.19%	1.18%
Ratio of net investment income/(loss) to average net assets	(0.07)%	(0.18)%	(0.24)%	(0.01)%	0.07%
Portfolio turnover rate	70%	36%	53%	3%	13%

[a]	Less than $0.01 per share.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

GLOBAL SMALL CAP FUND

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period.

	YEAR ENDED 10/31/06	PERIOD ENDED 10/31/05[a]
Net asset value, beginning of period	$10.69	$10.00

Investment operations:
Net investment income	0.07	0.03
Net realized and unrealized gains on investments, foreign currency transactions and deferred taxes	2.21	0.66

Total from investment operations	2.28	0.69

Distributions:
Net investment income	(0.02)	—
Net realized gains	(0.01)	—

Total distributions	(0.03)	—

Net asset value, end of period	$12.94	$10.69

Total return	21.4%	6.9%[b]

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$698,492	$502,103
Ratio of expenses to average net assets	1.15%	1.24%[c]
Ratio of net investment income to average net assets	0.60%	0.52%[c]
Portfolio turnover rate	39%	8%[b]

[a]	For the period from April 7, 2005 (commencement of operations) to October 31, 2005.

[b]	Not Annualized.

[c]	Annualized.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period.

	YEAR ENDED OCTOBER 31,
	2006	2005	2004	2003	2002
Net asset value, beginning of period	$11.23	$9.68	$8.59	$6.90	$8.11

Investment operations:
Net investment income	0.14	0.10	0.09	0.07	0.06
Net realized and unrealized gains/(losses) on investments and foreign currency transactions	2.30	1.57	1.09	1.77	(1.27)

Total from investment operations	2.44	1.67	1.18	1.84	(1.21)

Distributions:
Net investment income	(0.08)	(0.12)	(0.09)	(0.15)	(0.00)[a]
Net realized gains	—	—	—	—	—

Total distributions	(0.08)	(0.12)	(0.09)	(0.15)	(0.00)[a]

Net asset value, end of period	$13.59	$11.23	$9.68	$8.59	$6.90

Total return	21.9%	17.3%	13.8%	27.2%	(14.9)%

Annualized ratios/supplemental data:
Net Assets at end of period (000’s)	$1,915,043	$1,518,585	$794,107	$518,690	$299,917
Ratio of expenses to average net assets	1.14%	1.25%	1.31%	1.36%	1.36%
Ratio of net investment income to average net assets	1.17%	1.10%	1.01%	1.08%	0.89%
Portfolio turnover rate	50%	49%	51%	143%	160%

[a]	Less than $0.01 per share.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period.

	YEAR ENDED OCTOBER 31,
	2006	2005	2004	2003	2002
Net asset value, beginning of period	$10.78	$10.98	$11.12	$11.14	$10.94

Investment operations:
Net investment income**	0.44	0.33	0.31	0.30	0.39
Net realized and unrealized gains/(losses) on investments**	(0.02)	(0.17)	(0.01)	0.09	0.22

Total from investment operations	0.42	0.16	0.30	0.39	0.61

Distributions:
Net investment income	(0.38)	(0.36)	(0.37)	(0.41)	(0.41)
Net realized gains	(0.03)	(0.00)[a]	(0.07)	—	—

Total distributions	(0.41)	(0.36)	(0.44)	(0.41)	(0.41)

Net asset value, end of period	$10.79	$10.78	$10.98	$11.12	$11.14

Total return	4.0%	1.6%	2.8%	3.5%	5.9%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$98,267	$78,440	$78,281	$87,054	$54,212
Ratio of expenses to average net assets	0.87%	0.99%	1.05%	1.05%	1.05%
Ratio of net investment income to average net assets**	4.07%	3.05%	2.68%	3.04%	4.09%
Ratio of expenses to average net assets*	— [b]	1.00%	1.10%	1.11%	1.13%
Ratio of net investment income to average net assets*	— [b]	3.04%	2.63%	2.98%	4.01%
Portfolio turnover rate	72%	17%	8%	54%	25%

*	During the year, certain fees were voluntarily reduced. If such voluntary fee reductions and expense reimbursements had not occurred, the ratio would have been as indicated.

**	As required, effective November 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on fixed income securities. The effect of this change for the year ended October 31, 2002 was to decrease net investment income per share by $0.03, increase net realized and unrealized gains and losses per share by $0.03, and decrease the ratio of net investment income to average net assets from 4.09% to 3.77%. Per share, ratios and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

[a]	Less than $0.01 per share.

[b]	There were no voluntary fee reductions during the year.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

MUNICIPAL BOND FUND

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period.

	YEAR ENDED OCTOBER 31,
	2006	2005	2004	2003	2002
Net asset value, beginning of period	$11.20	$11.47	$11.42	$11.37	$11.16

Investment operations:
Net investment income.	0.33	0.29	0.29	0.32[a]	0.34
Net realized and unrealized gains/(losses) on investments	0.14	(0.21)	0.22	0.19	0.32

Total from investment operations	0.47	0.08	0.51	0.51	0.66

Distributions:
Net investment income	(0.30)	(0.28)	(0.29)	(0.33)	(0.32)
Net realized gains	(0.10)	(0.07)	(0.17)	(0.13)	(0.13)

Total distributions	(0.40)	(0.35)	(0.46)	(0.46)	(0.45)

Net asset value, end of period	$11.27	$11.20	$11.47	$11.42	$11.37

Total return	4.3%	0.7%	4.6%	4.6%	6.2%

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$116,442	$98,652	$88,523	$81,675	$62,258
Ratio of expenses to average net assets	0.86%	0.98%	1.05%	1.05%	1.05%
Ratio of net investment income to average net assets*	3.05%	2.63%	2.57%	2.81%	3.30%
Ratio of expenses to average net assets*	— [b]	0.99%	1.07%	1.08%	1.09%
Ratio of net investment income to average net assets*	— [b]	2.62%	2.55%	2.78%	3.26%
Portfolio turnover rate	52%	56%	45%	65%	71%

*	During the year, certain fees were voluntarily reduced. If such voluntary fee reductions and expense reimbursements had not occurred, the ratio would have been as indicated.

[a]	Calculated using average shares outstanding.

[b]	There were no voluntary fee reductions during the year.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

REAL RETURN FUND

FINANCIAL HIGHLIGHTS

For a Share Outstanding Throughout Each Period.

	YEAR ENDED 10/31/06	PERIOD ENDED 10/31/05[a]
Net asset value, beginning of period	$10.41	$10.00

Investment operations:
Net investment income	0.17	0.09
Net realized and unrealized gains on investments, futures contracts, swap agreements, written options and foreign currency transactions	1.31	0.32

Total from investment operations	1.48	0.41

Distributions:
Net investment income	(0.15)	—
Net realized gains	(0.06)	—

Total distributions	(0.21)	—

Net asset value, end of period	$11.68	$10.41

Total return	14.4%	4.1%[b]

Annualized ratios/supplemental data:
Net assets at end of period (000’s)	$1,264,707	$839,573
Ratio of expenses to average net assets	1.10%	1.16%[c]
Ratio of net investment income to average net assets	1.81%	1.97%[c]
Portfolio turnover rate	56%	5%[b]

[a]	For the period from April 29, 2005 (commencement of operations) to October 31, 2005.

[b]	Not Annualized.

[c]	Annualized.

See Notes to Financial Statements.

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS

October 31, 2006

1.	Organization:

Old Westbury Funds, Inc. (the “Corporation”), was organized as a Maryland corporation on August 26, 1993 and commenced operations on October 22, 1993. The Corporation is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Corporation’s Articles of Incorporation permit the Corporation’s Board of Directors (the “Board”) to create an unlimited number of series, each with one or more separate classes of shares. At October 31, 2006, the Corporation consisted of seven separate investment portfolios (each series individually referred to as a “Fund” and collectively as the “Funds”) shown below:

Fund Name	Investment Objective
Old Westbury Large Cap Equity Fund (“Large Cap Equity Fund”)	Above-average long-term capital appreciation.
Old Westbury Mid Cap Equity Fund (“Mid Cap Equity Fund”)	Capital appreciation.
Old Westbury Global Small Cap Fund (“Global Small Cap Fund”)*	Long-term capital appreciation.
Old Westbury International Fund (“International Fund”)	Long-term growth of capital.
Old Westbury Fixed Income Fund (“Fixed Income Fund”)	Total return (consisting of current income and capital appreciation).
Old Westbury Municipal Bond Fund (“Municipal Bond Fund”)	Dividend income exempt from regular federal income tax.
Old Westbury Real Return Fund (“Real Return Fund”)**	Real return over inflation.

*	Global Small Cap Fund was launched on April 5, 2005, with commencement of operations on April 7, 2005.

**	Real Return Fund was launched on April 28, 2005, with commencement of operations on April 29, 2005.

The Corporation has authorized a total of 20 billion shares of common stock (par value $0.001 per share).

Under the Corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties for the Corporation. In addition, in the normal course of business, the Corporation enters into contracts with vendors and others that provide for general indemnifications. The Corporation’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Corporation. However, based on experience, the Corporation expects the risk of loss to be remote.

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

October 31, 2006

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Corporation in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Valuation of Investments. Securities listed on an exchange are valued, except as indicated below, at the last sale price reflected at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If there has been no sale on such day, the security is valued at the mean of the closing bid and asked prices. If no bid or asked prices are quoted, or if events or circumstances that could materially affect the value of such Funds’ securities have occurred, then the security is valued at a fair value determined in accordance with procedures approved by the Board. Securities traded on more than one national securities exchange are valued at the last sale price on the exchange representing the principal market for such securities. Investments in open-end investment companies are valued at net asset value.

Securities traded in the over-the-counter market are valued at the mean of the last reported bid and asked prices from such sources as the Board deems appropriate to reflect their fair value.

Debt instruments having 60 days or less remaining until maturity are valued at amortized cost. Debt instruments having a greater remaining maturity will be valued at the bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved by the Board.

All other investment assets, including restricted and not readily marketable securities, are valued under procedures established by and under the general supervision and responsibility of the Board designed to reflect, in good faith, the fair value of such securities.

In the event of a change in the S&P 500 Index that is greater than predetermined levels approved by the Board, and which occurs after the close of the London markets, the Global Small Cap Fund and the International Fund may use a systematic fair valuation model provided by an independent third party vendor to value its non-U.S. securities. When the Global Small Cap Fund and the International Fund use fair value pricing, the value assigned to the Global Small Cap Fund’s and International Fund’s non-U.S. securities may not be the quoted or published prices of the investment on their primary markets or exchanges.

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

October 31, 2006

B. Futures Contracts. The Funds may invest in futures contracts, which are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the contract at the close of the last trading day and the price at which the contract was originally written. The Global Small Cap Fund, International Fund and the Real Return Fund may also invest in foreign currency futures contracts. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount. This is known as the initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Funds each day, depending on the daily fluctuations in fair value of the underlying security. The Funds recognize a gain or loss equal to the variation margin. The Statements of Operations reflect gains and losses as realized for closed futures contracts and as unrealized for open futures contracts. These futures contracts permit the Funds to meet their objectives at a lower cost than investing directly in the underlying securities, while permitting the equivalent of an investment in a portfolio of the underlying securities. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Global Small Cap Fund, International Fund and Real Return Fund do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Foreign security and currency transactions may involve certain risks not typically associated with those of U.S. companies including the level of governmental supervision and regulation of foreign securities markets and the possibility of political and economic instability.

D. Forward Foreign Currency Contracts. The Funds (except Municipal Bond Fund) may enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings. In addition, the Real Return Fund may use Forwards to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Forward is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation until the contract settlement date. The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When the Forward is closed or settled, the Fund records a realized gain

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

October 31, 2006

or loss equal to the fluctuation in rates during the period the Forward was open. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

As of October 31, 2006, the Real Return Fund had the following open forward foreign currency contracts.

Currency/ Type	Delivery Date	Contract Value	Market Value	Unrealized Appreciation
Real Return Fund:
Australia Dollar / Long	02/28/07	$10,237,387	$10,419,459	$182,072
Singapore Dollar / Long.	02/28/07	10,033,338	10,114,066	80,728

				$262,800

E. Swap Agreements. The Real Return Fund may enter into swap agreements, which are agreements to exchange the return generated by one security, currency, commodity or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. Payments received or made by the Fund at the expiration or other termination of the swap agreements are recorded in the accompanying Statements of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation/depreciation. Gains or losses are realized upon the termination of the swap agreement. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Portfolios of Investments under the caption “Swap Agreements”.

F. Options. The Funds may purchase and write (sell) options on equity securities and stock index futures. The Real Return Fund may also purchase and sell options on commodity futures contracts and commodity indices. Premiums received for options written are recorded as a liability and marked-to-market daily to reflect the current value of the option written. If the written option is not exercised prior to expiration, the premium received is treated as a realized gain. If the written option is exercised, the premium received is added to the sale proceeds of the underlying security.

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

October 31, 2006

A summary of the Mid Cap Equity Fund and the Real Return Fund written option transactions for the period were as follows:

	Number of Options Contracts	Premiums Received
Mid Cap Equity Fund:
Contracts outstanding at October 31, 2005	—	—
Options written.	3,840	$2,758,926
Options terminated in closing purchase transactions	(3,840)	(2,758,926)
Options exercised	—	—
Options expired	—	—

Contracts outstanding at October 31, 2006	—	$—

	Number of Options Contracts	Premiums Received
Real Return Fund:
Contracts outstanding at October 31, 2005	122	$127,357
Options written.	6,796	2,818,491
Options terminated in closing purchase transactions	(2,558)	(1,618,027)
Options exercised	(1,755)	(528,511)
Options expired	(2,605)	(799,310)

Contracts outstanding at October 31, 2006	—	$—

G. When-Issued and Delayed Delivery Securities. The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities on a delayed delivery basis. When-issued and delayed delivery securities involve risk that the security the Fund buys will lose value prior to its delivery. There is also a risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

H. Restricted and Illiquid Securities. The Funds may purchase securities which are subject to legal or contractual delays, restrictions, and costs on resale. Because of time limitations, the Funds might not be able to dispose of these securities at reasonable prices or at times advantageous to the Fund. The Fund intends to limit the purchase of restricted securities which have not been determined by the Adviser to be liquid, together with other securities considered to be illiquid, including repurchase agreements providing for settlement in more than seven days after notice, to not more than 15% of its net assets.

I. Security Transactions and Related Investment Income. Security transactions are accounted for no later than the first net asset value calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Realized gains and losses on security transactions

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

October 31, 2006

are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date except certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Funds are informed of the dividends. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is recognized on an accrual basis for each of the Funds and includes where applicable, the amortization of premiums and accretion of discounts.

J. Distributions to Shareholders. Dividends from net investment income, if any, generally are declared and paid semi-annually for the Fixed Income, Municipal Bond and Real Return Funds and at least annually for the Large Cap Equity, Mid Cap Equity, Global Small Cap and International Funds. Distributable net realized gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. related to foreign currency transactions), such amounts are reclassified within the components of net assets in the Statements of Assets and Liabilities based on their federal tax-basis treatment; temporary differences do not require reclassification. As of October 31, 2006 the reclassifications were as follows:

	Increase/ (Decrease) Undistributed Net Investment Income	Increase/ (Decrease) Net Realized Gains	Increase Paid-in-Capital
Mid Cap Equity Fund	$631,420	$(631,420)	$—
Global Small Cap Fund.	31,918	(31,918)	—
International Fund	(808,327)	808,327	—
Fixed income Fund	183,187	(183,187)	—
Municipal Bond Fund	(71)	69	2
Real Return Fund	(2,844,791)	2,844,791	—

K. Expenses. Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to each Fund on the basis of relative net assets or another appropriate basis.

L. New Accounting Pronouncements. In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes an Interpretation of FASB Statement No. 109” (the “Interpretation”). The Interpretation establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)
October 31, 2006

after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. Management has recently begun to evaluate the application of the Interpretation to the Funds, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds’ financial statements.

In addition, in September 2006, FASB issued Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“SFAS 157”). This standard establishes a single authoritative definition of fair value, sets out framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods use to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2006, the Funds do not believe the adoption of SFAS 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements reported on the statements of operations for a fiscal period.

3.	Investment Advisory Fee, Administration Fee and Other Transactions:

A. Investment Advisory Fees. The Funds’ investment adviser is Bessemer Investment Management LLC (“BIM”), a wholly-owned subsidiary of Bessemer Trust Company, N.A. (“Bessemer”). BIM is a registered investment adviser formed on May 2, 2001 by Bessemer to conduct all of its investment advisory activities. The investment advisory fee paid to BIM for advisory services is computed daily and paid monthly in accordance with the following schedule:

	First $500 million of average net assets	Second $500 million of average net assets	Average net assets exceeding $1 billion
Large Cap Equity Fund.	0.70%	0.65%	0.60%
Mid Cap Equity Fund	0.70%	0.65%	0.60%
International Fund.	0.80%	0.75%	0.70%
Fixed Income Fund.	0.45%	0.40%	0.35%
Municipal Bond Fund.	0.45%	0.40%	0.35%

Average net assets
Global Small Cap Fund.	0.85%
Real Return Fund	0.85%

BIM has retained its affiliate Bessemer Group (U.K.) Ltd. (“BGUK”), a wholly-owned subsidiary of Bessemer, as sub-adviser to the International Fund. BGUK is paid for its services directly by BIM.

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

October 31, 2006

BIM has retained Dimensional Fund Advisors Inc. (“DFA”) as sub-adviser to manage assets of the Global Small Cap Fund. Effective December 30, 2005, the Adviser retained Champlain Investment Partners, LLC (“Champlain”) to manage a segment of the Global Small Cap Fund. DFA and Champlain are paid for their services directly by BIM.

B. Administration, Fund Accounting, and Transfer Agent Fees. PFPC Inc. (“PFPC”) acts as administrator, fund accounting agent and transfer agent for the Corporation pursuant to an Administration and Accounting Services Agreement and a Transfer Agency Services Agreement (the “PFPC Agreements”), respectively, effective April 8, 2006. Prior to April 8, 2006, BISYS Fund Services Ohio served in such capacities.

C. Underwriting, Distribution and Shareholders Servicing Fees. The Corporation has entered into an Underwriting Agreement with PFPC Distributors, Inc. (the “PFPC Distributors” or the “Distributor”) under which the Distributor is entitled to receive an annual fee of $50,000. The Board has adopted a distribution and shareholder servicing plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). Pursuant to the Plan the Funds have entered into a Shareholder Servicing Agreement with Bessemer. Under the Shareholder Servicing Agreement, Bessemer is permitted to receive up to a total of 0.15% per annum of each Fund’s average daily net assets. The maximum amount payable under the Plan is 0.15% per annum of the average daily net assets of each Fund. The Plan also provides that Bessemer may make payments from time to time from its own resources for certain enumerated purposes.

D. Board of Directors’ Fees. Each member of the Board receives from the Funds an annual retainer of $75,000 (plus $20,000 for serving as the Board’s Chairman and $10,000 for serving as the Audit Committee Chairman) and receives for attendance at Board and committee meetings the following:

	Noticed to be In-Person (whether participating by phone or in-person)	Noticed to be telephonic
Regular Board Meeting	$7,500	$3,750
Special Board Meeting	4,000	2,000
Audit Committee Meeting.	4,000	2,000
Nominating Committee Meeting	4,000	2,000
Governance Committee Meeting.	4,000	2,000

Each member of the Board is reimbursed for all out-of-pocket expenses relating to attendance at meetings of the Board and any Board committee. Officers who are officers or employees of BIM and PFPC do not receive compensation from the Funds.

E. Custody Fees. The Large Cap Equity Fund, Mid Cap Equity Fund, International Fund, Fixed Income Fund and Municipal Bond Fund’s have retained Bessemer Trust Company

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

October 31, 2006

(“BTCO”), a wholly-owned subsidiary of BGI, to serve as the Funds’ custodian. Pursuant to the Funds’ Custody Agreement, BTCO is responsible for maintaining the books and records of the Funds’ securities and cash. For providing these services, BTCO receives a fee from each Fund which is accrued daily and paid monthly at an annual rate equal to 0.10% (0.15% for the International Fund) of the average daily net assets of each Fund. The Global Small Cap Fund and Real Return Fund have retained Citibank N.A. (“Citibank”) to serve as the Funds’ custodian. Citibank is responsible for maintaining the books and records of the Funds’ securities and cash. For providing these services, Citibank receives a fee from each Fund calculated and paid monthly based on safekeeping and transaction fees that vary by country.

F. Fee Waivers. BIM may voluntarily waive a portion of its advisory fee to limit the Funds’ total expenses. BIM may terminate this voluntary waiver at any time. BIM, however, does not have the ability to recapture fees currently being waived at a later date. Any waiver amounts are disclosed on the Statements of Operations.

4.	Securities Transactions:

Investment transactions for the period ended October 31, 2006, excluding short-term investments and U.S. Government securities, were as follows:

	Purchases	Sales
Large Cap Equity Fund	$239,851,565	$187,917,563
Mid Cap Equity Fund	571,958,521	638,212,433
Global Small Cap Fund.	300,430,319	220,746,729
International Fund	940,034,466	864,589,615
Fixed Income Fund	112,424,824	4,434,095
Municipal Bond Fund	69,162,296	55,776,206
Real Return Fund	701,298,843	80,145,351

Purchase and sales of U.S. Government Securities during the period ended October 31, 2006 were as follows:

	Purchases	Sales
Fixed Income Fund	$3,109,949	$44,167,610
Real Return Fund	505,539,675	395,513,576

5.	Federal Income Taxes:

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions from net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

October 31, 2006

In addition to the requirements of the Internal Revenue Code, the Funds may also be subject to capital gains tax in Thailand on gains realized upon sale of Thailand securities, payable upon repatriation of sales proceeds. The Funds may accrue a deferred tax liability for unrealized gains on Thailand securities based on existing tax rates and holding periods of the securities. As of October 31, 2006, the Global Small Cap Fund has recorded a payable of $39,924 as an estimate for potential future Thailand capital gain taxes.

The tax character of distributions from the Funds during the period ended October 31, 2006 was as follows (amounts in thousands):

	Large Cap Equity Fund	Mid Cap Equity Fund	Global Small Cap Fund	International Fund	Fixed Income Fund	Municipal Bond Fund	Real Return Fund
Distributions paid from:
Ordinary Income.	$1,149	$—	$1,537	$11,234	$2,916	$70	$15,693
Net Long Term Capital Gains	—	82,147	—	—	198	840	2,796

Total Taxable Distributions	1,149	82,147	1,537	11,234	3,114	910	18,489
Tax Exempt Distributions	—	—	—	—	—	2,808	—

Total Distributions Paid	$1,149	$82,147	$1,537	$11,234	$3,114	$3,718	$18,489

The tax character of distributions from the Funds during the fiscal year ended October 31, 2005 was as follows (amounts in thousands):

	Large Cap Equity Fund	Mid Cap Equity Fund	Global Small Cap Fund	International Fund	Fixed Income Fund	Municipal Bond Fund	Real Return Fund
Distributions paid from:
Ordinary Income.	$1,308	$—	$—	$10,257	$2,592	$186	$—
Net Long Term Capital Gains.	—	—	—	—	30	390	—

Total Taxable Distributions	1,308	—	—	10,257	2,622	576	—
Tax Exempt Distributions.	—	—	—	—	—	2,292	—

Total Distributions Paid	$1,308	$—	$—	$10,257	$2,622	$2,868	$—

The difference in classification between the amounts reflected above and the Statement of Changes in Net Assets is primarily due to short-term capital gain recognition.

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

October 31, 2006

As of October 31, 2006 the components of accumulated earnings/(deficit) on a tax basis were as follows (amounts in thousands):

	Large Cap Equity Fund	Mid Cap Equity Fund	Global Small Cap Fund	International Fund	Fixed Income Fund	Municipal Bond Fund	Real Return Fund*
Undistributed Tax Exempt Income	$—	$—	$—	$—	$—	$1,494	$—
Undistributed Ordinary Income.	1,019	3,355	7,549	22,348	1,865	—	11,074
Undistributed Realized Capital Gains	—	93,765	18,240	77,418	—	—	42,806

Accumulated Earnings	1,019	97,120	25,789	99,766	1,865	1,494	53,880
Accumulated Capital Loss Carryforwards	(24,755)	—	—	—	(831)	(22)	—
Unrealized Appreciation	72,320	149,801	115,688	356,363	1,090	1,937	91,496

Total Accumulated Earnings.	$48,584	$246,921	$141,477	$456,129	$2,124	$3,409	$145,376

*	The Real Return Fund has a tax year end of March 31. Components of accumulated earnings/ (deficit) represent an estimate as of October 31, 2006.

At October 31, 2006, each of the following Funds had capital loss carryforwards for federal income tax purposes, which will expire in the following years:

	2010	2011	2014
Large Cap Equity Fund	$23,108,020	$1,646,965	$—
Fixed Income Fund	—	—	831,267
Municipal Bond Fund			22,373

The capital loss carryforward will reduce the applicable Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax.

The following capital loss carryforwards were utilized in the current year:

Large Cap Equity Fund	$16,112,272
International Fund	75,813,910
Real Return Fund	7,658,532

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

October 31, 2006

6.	Subsequent Events - Distributions (Unaudited):

The following information summarizes per share distributions paid by each of the following Funds:

	Pay Date	Record Date	Net Income Per Share			Foreign Taxes Paid or Withheld Per Share
				Capital Gains Per Share
				Long-Term	Short-Term
Large Cap Equity Fund	12/15/06	12/11/06	$0.05758	—	—	—
Mid Cap Equity Fund	12/15/06	12/11/06	—	$1.93489	$0.07667	—
Global Small Cap Fund	12/22/06	12/18/06	0.11195	0.34044	0.05758	—
International Fund.	12/14/06	12/08/06	0.16855	0.57998	—	$0.01932
Fixed Income Fund.	12/14/06	12/08/06	0.27183	—	—	—
Municipal Bond Fund.	12/14/06	12/08/06	0.19733	—	—	—
Real Return Fund	12/21/06	12/15/06	0.12717	0.39400	—	—

7.	Change in Independent Registered Public Accounting Firm:

Deloitte & Touche LLP’s (“Deloitte”) engagement as the independent registered public accounting firm for the seven series (the “Funds”) of Old Westbury Funds, Inc. (the “Company”) ceased on August 7, 2006. On the same date, Ernst & Young LLP (“E&Y”) was engaged as the independent registered public accounting firm to audit the Funds’ financial statements for the fiscal year ending October 31, 2006 and to perform other permissible audit and non-audit services. The timing of the change in independent registered public accounting firms will afford E&Y the opportunity to perform all necessary procedures and actions so that such audits may be completed on a timely basis.

The Company’s Audit Committee recommended, and both the Audit Committee and the Company’s full Board of Directors approved, the decision to change independent registered public accounting firms.

During the Funds’ past two fiscal years and any subsequent interim period: (i) no report on the Funds’ financial statements contained an adverse opinion or a disclaimer of opinion, or was qualified or modified as to uncertainty, audit scope, or accounting principles; and (ii) there were no “disagreements” (as such term is used in Item 304 of Regulation S-K) with Deloitte on any matter of accounting principles or practices, financial statement disclosure, or auditing scope of procedure, which disagreement(s), if not resolved to the satisfaction of Deloitte, would have caused it to make reference to the subject matter of the disagreement(s) in connection with its report.

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

October 31, 2006

Additional Tax Information (unaudited):

Qualified Dividend Income

The Funds designate a portion of the income dividends distributed during the fiscal year ended October 31, 2006, as Qualified Dividend Income (“QDI”) as defined in the Internal Revenue Code as follows:

Large Cap Equity Fund	100.00%
Mid Cap Equity Fund	100.00%
Global Small Cap Fund.	9.60%
International Fund	100.00%
Real Return Fund	11.50%

Dividends Received Deduction

For the fiscal year ended October 31, 2006, the following percentage of income dividends paid by the Funds qualifies for the dividends received deduction available to corporations:

Large Cap Equity Fund	100.00%
Mid Cap Equity Fund	100.00%
Global Small Cap Fund.	8.02%
Fixed Income Fund	0.35%
Real Return Fund	17.26%

Long-Term Capital Gain Dividends

The Funds designate Long-Term Capital Gain dividends pursuant to Section 852(b)(3) of the Internal Revenue Code for the fiscal year ended October 31, 2006 as follows:

Mid Cap Equity Fund	$82,147,293
Fixed Income Fund	198,070
Municipal Bond Fund	840,432
Real Return Fund	2,796,280

Foreign Taxes Paid

The Funds have elected to pass through to their shareholders the foreign taxes paid for the fiscal year ended October 31, 2006 as follows:

	Foreign Dividend Income	Foreign Taxes Paid
International Fund	$44,068,654	$2,578,550

OLD WESTBURY FUNDS, INC.

NOTES TO FINANCIAL STATEMENTS - (Continued)

October 31, 2006

U.S. Government Income

The percentages of the ordinary income dividends paid by the Funds during the fiscal year ended October 31, 2006 which was derived from U.S. Treasury securities were as follows:

Global Small Cap Fund.	1.57%
Fixed Income Fund	9.97%
Real Return Fund	38.75%

Tax Exempt Distributions

The Municipal Bond Fund designates $2,808,199 as tax-exempt dividends paid for the fiscal year ended October 31, 2006.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of

Old Westbury Funds, Inc.

We have audited the accompanying statements of assets and liabilities of Old Westbury Funds, Inc. (comprising, respectively, Large Cap Equity Fund, Mid Cap Equity Fund, Global Small Cap Fund, International Fund, Fixed Income Fund, Municipal Bond Fund, and Real Return Fund) (collectively the “Funds”), including the portfolios of investments of Large Cap Equity Fund, Mid Cap Equity Fund, International Fund, Fixed Income Fund, Municipal Bond Fund, Real Return Fund and the summary portfolio of investments of Global Small Cap Fund, as of October 31, 2006, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets and financial highlights for each of the indicated periods through October 31, 2005, were audited by other auditors whose report, dated December 29, 2005, expressed an unqualified opinion on such financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Fund Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the October 31, 2006 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds comprising Old Westbury Funds, Inc. at October 31, 2006, the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York

December 20, 2006

OLD WESTBURY FUNDS, INC.

DIRECTORS AND OFFICERS OF OLD WESTBURY FUNDS, INC.

Interested Directors and Officers. The table below sets forth certain information about each of the Funds’ Interested Directors, as well as its Executive Officers.

Name, Address, and Age	Position(s) Held with Funds	Term of Office; Term Served in Office	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Director- ships[1] Held by Director
John R. Whitmore[2] 630 Fifth Avenue New York, NY 10111 Age: 73	Director	Indefinite; 7 Years	Financial Advisor (2003 to date); Consultant to Bessemer Trust Company, N.A. (1999- 2002); President, CEO and Director of The Bessemer Group, Incorporated and its subsidiaries (1975-1998).	7	7[3]

Marc D. Stern 630 Fifth Avenue New York, NY 10111 Age: 44	President	Indefinite; 1 year	Senior Managing Director, The Bessemer Group, Incorporated and all bank subsidiaries thereof (2004 to present); Chief Investment Officer, The Bessemer Group, Incorporated and all bank subsidiaries thereof (2004 to present); Head of Wealth Management Group, Bernstein Investment Research & Management (1995 to 2004).	N/A	N/A

Peter C. Artemiou 630 Fifth Avenue New York, NY 10111 Age: 44	Vice President	Indefinite; 4 Years	Principal and Controller Alternative Assets, The Bessemer Group, Incorporated and Bessemer Trust Company, N.A. (Since 2000).	N/A	N/A

OLD WESTBURY FUNDS, INC.

DIRECTORS AND OFFICERS OF OLD WESTBURY FUNDS, INC.

(Continued)

Name, Address, and Age	Position(s) Held with Funds	Term of Office; Term Served in Office	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Director- ships[1] Held by Director
Deborah J. Ferris 630 Fifth Avenue New York, NY 10111 Age: 61	AML Compliance Officer, Vice President and Assistant Secretary	Indefinite; 3 years	Principal and Director of Compliance, Bessemer Trust Company, N.A. (Since May 2003); Vice President Morgan Stanley (2002-2003); Vice President and Compliance Officer, Van Kampen Investments, Inc. (2000- 2002).	N/A	N/A

Don J. Andrews 630 Fifth Avenue New York, NY 10111 Age: 48	Vice President and Chief Compliance Officer	Indefinite; 3 years	Managing Director and Chief Compliance Officer, Bessemer Trust Company, N.A. (Since October 2002); Chief Compliance Officer, Van Kampen Investments, Inc. (1999-2002).	N/A	N/A

Diane J. Drake 301 Bellevue Parkway Wilmington, DE 19809 Age: 39	Secretary	Indefinite; Since April 2006	Vice President and Associate Counsel, PFPC Inc. (2003-present); Deputy Counsel, Turner Investment Partners (2001-2003).	N/A	N/A

Andrew J. McNally 760 Moore Road King of Prussia, PA 19406 Age: 36	Treasurer	Indefinite; Since April 2006	Vice President and Director of Fund Accounting & Administration, PFPC Inc. (2000- present).	N/A	N/A

Jack Jafolla 760 Moore Road King of Prussia, PA 19406 Age: 36	Assistant Treasurer	Indefinite; Since April 2006	Sr. Manager of Fund Accounting & Administration, PFPC Inc. (2005- present); Manager, Fund Accounting & Administration, PFPC Inc. (1998- 2005).	N/A	N/A

OLD WESTBURY FUNDS, INC.

DIRECTORS AND OFFICERS OF OLD WESTBURY FUNDS, INC.

(Continued)

Name, Address, and Age	Position(s) Held with Funds	Term of Office; Term Served in Office	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships[1] Held by Director
Steven L. Williamson 630 Fifth Avenue New York, NY 10111 Age: 53	Chief Legal Officer	Indefinite; 3 years	Managing Director and Associate General Counsel, The Bessemer Group, Incorporated and principal bank subsidiaries (since 2000).	N/A	N/A

[1]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[2]	Directors who are or may be deemed “interested persons” (as defined in the 1940 Act) of the Corporation, BIM (as defined below) or Bessemer (as defined below) are referred to as Interested Directors. Mr. Whitmore is deemed an Interested Director by virtue of his former position with Bessemer.

[3]	Mr. Whitmore serves as Chairman of the Board of Directors of ASB Capital Management, Inc., Chevy Chase Trust Company, Meadowbrook Equity Fund II, LLC, and Meadowbrook Equity Fund III, LLC. Mr. Whitmore also serves as Director of B.F. Saul Company, Chevy Chase Bank, and Saul Centers, Inc.

OLD WESTBURY FUNDS, INC.

DIRECTORS AND OFFICERS OF OLD WESTBURY FUNDS, INC.

(Continued)

Independent Directors. The following table sets forth certain information about the Funds’ Directors who are not “interested persons” of the Corporation as that term is defined by the 1940 Act (the “Independent Directors”.)

Name, Address, and Age	Position(s) Held with Funds	Term of Office; Term Served in Office	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships[1] Held by Director
Eugene P. Beard 630 Fifth Avenue, New York, NY 10111 Age: 71	Director	Indefinite; 8 Years	Chairman and Chief Executive Officer, Westport Asset Fund, Inc.	7	3[2]

Robert M. Kaufman, Esq 630 Fifth Avenue New York, NY 10111 Age: 77	Chairman of the Board; Director	Indefinite; 13 Years	Partner, Proskauer Rose LLP, Attorneys at Law.	7	0

Patricia L. Francy 630 Fifth Avenue, New York, NY 10111 Age: 61	Director	Indefinite; 2 years	Retired. Special Advisor for Alumni Relations (2004-2005), Treasurer (1989-2003), Controller (1984-2003), Columbia University.	7	1[3]

[1]	Directorships held in (1) any other investment companies registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

[2]	Mr. Beard serves as Director of BBH Fund, Inc., Catalina Marketing Corp. and Mattel, Inc.

[3]	Ms. Francy serves as Director of Siebert Financial Corp.

The Statement of Additional Information (“SAI”) includes additional information about the Funds’ directors and officers. To obtain a copy of the SAI, without charge, call (800) 607-2200.

ADDITIONAL INFORMATION

Information on Proxy Voting:

The Funds’ proxy voting guidelines, used to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Information on Form N-Q:

The Funds provide a complete list of the Funds’ holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the Schedule of Investments appear in the Funds’ semi-annual and annual reports to shareholders. For the first and third quarters, the Funds file the Schedule of Investments with the SEC on Form N-Q. Shareholders can look up the Funds’ Form N-Q (i) without charge, upon request, by calling (800) 607-2200; and (ii) on the SEC’s website at http://www.sec.gov. The Fund’s N-Q may be reviewed or copied at the SEC Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

OLD WESTBURY FUNDS, INC.

RENEWAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED)

At a meeting held on May 24, 2006, the Board of Directors (the “Board”), including the Directors who are not “interested persons” (as defined in the 1940 Act) of any party to the agreement defined below (“Independent Directors”), approved the continuation of the following investment advisory and sub-advisory agreements (collectively, the “Agreements”): (1) an investment advisory agreement between Bessemer Investment Management LLC (“BIM”) and the Corporation on behalf of each Fund, (2) a sub-advisory agreement among BIM, Bessemer Group (UK) (“Bessemer UK”) and the Corporation on behalf of the International Fund, (3) a sub-advisory agreement among BIM, DFA and the Corporation on behalf of the Global Small Cap Fund, and (4) a sub-advisory agreement among BIM, Champlain and the Corporation on behalf of the Global Small Cap Fund. The following summary details the materials and factors that the Board considered, and the conclusions the Board reached, in approving the continuance of the Agreements.

1) The nature, extent and quality of services provided by the Advisers and Sub-Advisers.

The Board considered the scope and quality of services provided by BIM, particularly the qualifications and capabilities of the portfolio managers and other personnel responsible for providing services to the Funds. The Directors noted that, in addition to managing the investment program of the Funds, the Adviser and its affiliates also provided, at their expense, personnel responsible for supervising the provision of compliance, administrative services, accounting and related services, including valuation of the Funds’ portfolios of investments, yield calculations, reports and filings with regulatory authorities and services related to such functions. The Directors also considered that the Adviser (or its affiliates) paid for all compensation of officers of the Corporation that are also employees of the Adviser (or its affiliates), and that the Adviser keeps the Directors informed of important developments affecting each Fund and pays the costs of certain clerical and administrative services involved in the management and administration of the Funds. The Directors evaluated these factors based on their direct experience with the Adviser, and in consultation with Fund Counsel and Counsel for the Independent Directors. In addition, the Board focused on BIM’s long-standing relationship with the Corporation. The Board also discussed BIM’s effectiveness in ensuring that the portfolios of the Corporation are in compliance with their investment policies and restrictions and the requirements of the 1940 Act and related securities regulations and discussed the benefits of engaging BIM to provide these services to the Funds. The Board also considered the qualifications, experience and responsibilities of the portfolios managers for each Fund.

With respect to the International Fund, the Board considered the scope and quality of services to be provided by Bessemer UK, including the fact that Bessemer UK pays the costs of all necessary investment and management facilities necessary for the efficient conduct of its services. With respect to the Global Small Cap Fund, the Board considered the scope and quality of services to be provided by DFA and Champlain, including the fact that both DFA and Champlain pay the costs of all necessary investment and management facilities necessary for the conduct of their respective services. The Board discussed the complimentary styles of DFA and Champlain and the long-term potential of engaging differing strategies for this Fund.

OLD WESTBURY FUNDS, INC.

RENEWAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED) - (Continued)

Based on these factors, as well as those discussed below, the Directors concluded that the nature, quality and extent of services provided by the Adviser and Sub-Advisers have been and continue to be satisfactory and that the advisory fees paid for such services are appropriate.

2) The performance of the Funds and the Adviser and Sub-Advisers.

The Board’s analysis of the Funds’ performance included the discussion and review of the performance data of the Funds and a select group of other funds that have similar investment objectives, distribution and shareholder servicing arrangements and that are of comparable size and nature (the “Peer Group”). The Directors reviewed performance over long, intermediate and short-term periods and compared the Funds’ performance to their respective Peer Group over these time periods. The Directors noted that the performance of many of the Funds had improved materially from prior years and was, in many cases, good relative to the Fund’s Peer Group. The Directors also discussed the relative underperformance of the Large Cap Growth Fund and Municipal Bond Fund, the recent efforts by the Adviser to improve the performance of these Funds and the commitments by the Adviser to continue to focus attention and resources on these Funds to improve their performance.

The Board also discussed the short-term performance of the Global Small Cap Fund and the Real Return Fund.

The Board took into account that during the past year, in response to the Board’s previously expressed comments regarding the performance of certain of the Funds, the Adviser had taken a series of actions designed to enhance the performance of the Funds.

3) The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Funds.

In connection with the Director’s consideration of the level of the advisory fees, the Directors considered a number of factors. With respect to each of the Funds (except the Real Return Fund), the Board’s analysis of each Fund’s advisory fee and estimated expenses included a discussion and review of data concerning the current fee and expense ratios of each Fund compared to their respective Peer Group. The Board noted that each Fund’s advisory fee and expense ratio were generally in line with those of their Peer Group. The Board also noted the increase in advisory fee breakpoints that occurred in 2005 as well as the reduction in the Funds’ shareholder servicing fees. Additionally, the Board considered the Adviser’s profitability. With respect to the sub-advisory agreements with Bessemer UK, DFA and Champlain, the Board noted that each sub-adviser’s fees were paid entirely by BIM so that no additional expenses would be borne by shareholders for the engagement of these sub-advisers.

OLD WESTBURY FUNDS, INC.

RENEWAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED) - (Continued)

With respect to the Real Return Fund, the Board’s analysis of the Fund’s advisory fee and expenses included a discussion regarding the lack of an appropriate peer group for this Fund. The Board noted, and BIM confirmed, that there appeared to be no other segment of funds in the Lipper Universe that were similar to the Real Return Fund. The Board noted previous discussions about other funds similar in nature to the Real Return Fund and how the management of those funds involved a significantly lesser degree of investment management complexity and sophistication than the Real Return Fund. Based on this analysis, and other factors noted below, the Board, including all of the Independent Directors, concluded that the fees payable for the Real Return Fund were fair and reasonable with respect to the services that BIM provides.

Based on this analysis as well as other factors described in this section, including the fact that the Funds are intended principally to satisfy asset allocation requirements of client accounts of Bessemer Trust and its affiliates, the Board, including all of the Independent Directors, concluded that the fees payable under the Fund’s advisory and sub-advisory agreements, are fair and reasonable with respect to the services provided.

4) The extent to which economies of scale will be realized as the Funds grow and whether fee levels reflect those economies of scale.

The Directors considered the information provided by BIM relating to economies of scale. In this regard the Directors noted the current advisory fee breakpoint levels at $500 million and $1 billion with respect to the Large Cap Equity Fund, Mid Cap Equity Fund, International Fund, Fixed Income Fund and Municipal Bond Fund. The Directors also considered the experience of the Adviser in managing the Funds, as well as the Adviser’s profitability analysis.

With respect to the Global Small Cap and Real Return Funds, the Board considered information previously provided by BIM that indicated that economies of scale were unlikely to be achieved in either Fund due to the number and nature of the underlying investments. In this regard, BIM noted that it expected that the number of issues held in the Global Small Cap Fund would increase as the Fund’s assets increased. BIM further noted that, as the Real Return Fund increased in size, it was expected that BIM would be required, among other things, to expend additional time and resources to research and monitor additional investments.

5) Ancillary Benefits and other factors.

In addition to the above factors, the Directors also discussed other benefits received by the Adviser from its management of the Funds, including the ability to market its advisory services for similar products in the future. In addition, the Board discussed the compensation payable by the Funds to affiliates of BIM for other services including shareholder servicing and custody. The Board also discussed the use of the Funds as asset allocation

OLD WESTBURY FUNDS, INC.

RENEWAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED) - (Continued)

investment vehicles for clients of Bessemer Trust and its affiliated banks and trust companies, with the resulting expectation that the asset sizes of the Funds would grow as Bessemer Trust’s client base grows. In addition to the above, the Board discussed the compensation payable by the Fund to BIM for administrative services and affiliates of BIM for other services including shareholder servicing. The Board also discussed the ability of BIM and its affiliates to further “expose” the Funds through its system, including to bank clients.

Conclusion:

The Board, including all of the Independent Directors, concluded that the fees payable under the investment advisory and sub-advisory agreements were fair and reasonable with respect to the services that BIM, Bessemer UK, DFA and Champlain each provides, in light of the factors described above that the Board deemed relevant. The Board based its decision on an evaluation of all these factors as a whole and did not consider any one factor as all-important or controlling. The Board was also assisted by the advice of independent counsel in making this determination.

Investment Adviser:

Bessemer Investment Management LLC

630 Fifth Avenue

New York, NY 10111

(212) 708-9100

Distributor:

PFPC Distributors, Inc.

760 Moore Road

King of Prussia, PA 19406

Transfer Agent:

PFPC Inc.

760 Moore Road

King of Prussia, PA 19406

Custodians:

Bessemer Trust Company

100 Woodbridge Center Drive

Woodbridge, NJ 07095

Citibank, N.A. 111

Wall Street New

York, NY 10005

Cusip 680414307

Cusip 680414208

Cusip 680414604

Cusip 680414109

Cusip 680414406

Cusip 680414505

Cusip 680414703

(OWF-AR 1006)

(12/06)

Administrator:

PFPC Inc.

760 Moore Road

King of Prussia, PA 19406

Shareholder Servicing Agent:

Bessemer Trust Company, N.A.

630 Fifth Avenue

New York, NY 10111

(212) 708-9100

Independent Registered Public Accounting Firm:

Ernst & Young LLP

5 Times Square

New York, NY 10036

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risks, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Bessemer Investment Management LLC and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

The Code of Ethics for Principal Executive and Principal Financial Officers is attached as an Exhibit under Item 12 (a)(1).

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The audit committee financial expert is Eugene P. Beard, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are:

2006	$208,000
2005	$242,000

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $5,000 in 2006 and $0 in 2005.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are:

2006	$50,200
2005	$45,050

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $25,000 in 2006 and $0 in 2005. Audit fees billed for the April 2006 fund accountant conversion are $21,494.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its Charter, the Registrant’s Audit Committee must approve all audit and non-audit services to be provided to the Registrant. This includes services rendered to the adviser and any entity controlling, controlled by or under common control with the adviser that provides on-going services to the Registrant.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 100%

(d) N/A

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0.00%.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $30,000 for 2006 and $562,200 for 2005.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940

Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Old Westbury Funds, Inc.

By (Signature and Title)*	/s/ Marc Stern
Marc Stern, President (principal executive officer)

Date	1/5/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Marc Stern
Marc Stern, President (principal executive officer)

Date	1/5/07

By (Signature and Title)*	/s/ Andrew McNally
Andrew McNally, Treasurer (principal financial officer)

Date	1/8/07

*	Print the name and title of each signing officer under his or her signature.